Registration No. 333-00101

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                        POST-EFFECTIVE AMENDMENT NO. 11 TO
                                    FORM S-6

                     FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                  OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

        PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                            (Exact Name of Depositor)

                          The Principal Financial Group
                           Des Moines, Iowa 50392-0100
               (Address of Depositor's Principal Executive Offices)

                                 Sarah J. Pitts
                     Principal Life Insurance Company
                          The Principal Financial Group
                             Des Moines, Iowa 50392-0300
                     (Name and address of agent for service)
              Telephone Number, Including Area Code: (515) 247-5111

                   Please send copies of all communications to

                                 J. Sumner Jones
                                 Jones & Blouch
                                 Suite 405 West
                        1025 Thomas Jefferson Street, NW
                            Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box)

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485

     __X___ on May 1, 2001 pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _____ on (date) pursuant to paragraph (a)(1) of Rule 485


     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of  Securities:  PrinFlex Life Insurance  Policy.

                        PRINCIPAL LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                       Registration Statement on Form S-6
                              Cross Reference Sheet

    Items of
   Form N-8B-2               Captions in Prospectus

        1..............  Cover Page

        2..............  The Company

        3..............  Not Applicable

        4..............  Distribution of the Policy

        5..............  Principal Life Insurance Company Variable Life
                         Separate Account

        6(a)...........  Not Applicable

        6(b)...........  Not Applicable

        7..............  Not Required

        8..............  Not Required

        9..............  Legal Proceedings

        10(a)..........  Ownership, Beneficiaries, Assignment

        10(b)..........  Policy Values; Participating Policy

        10(c), 10(d)...  Summary (Transfers; Policy Loans;
                         Surrenders, Charges and Deductions; Maturity Proceeds; Death Benefits and Proceeds, Termination and Reinstatement; Ten Day Examination Offer); Ten Day Examination Offer; Investment Account Transfers; Policy Loans; Death Benefits and Rights; Charges and Deductions (Transaction Fees, Surrender Charge)
                         Policy Termination  and Reinstatement

        10(e)..........  Summary (Termination and Reinstatement); Policy
                         Termination and Reinstatement; Registration Statement

        10(f)..........  Other Matters (Voting Rights)

        10(g)(1),
        10(g)(2),
        10(h)(1),
        10(h)(2).......  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion or Substitution of Investments; The Contract)

        10(g)(3),
        10(g)(4),
        10(h)(3),
        10(h)(4).......  Not Applicable

        10(i)..........  Principal Life Insurance Company Variable Life
                         Separate Account, The Policy;
                         Death Benefits and Rights;
                         General Provisions (Addition, Deletion or Substitution of Investments; Optional Insurance Benefits; Benefit Payment Options); Federal Tax Matters

        11.............  Principal Life Insurance Company Variable Life
                         Separate Account; General
                         Provisions (Addition, Deletion or Substitution of Investments)

        12(a)..........  Cover page

        12(b)..........  Principal Life Insurance Company Variable Life
                         Separate Account

        12(c)..........  Not Applicable

        12(d)..........  Distribution of the Policy

        12(e)..........  Not Applicable

        13(a)..........  Summary (Charges and Deductions); Principal Life
                         Insurance Company Variable Life Separate Account; Charges and Deductions; Distribution of the Policy

        13(b), 13(c),
        13(d), 13(e),
        13(f), 13(g)...  Not Applicable

        14.............  Distribution of the Policy

        15.............  Summary (Premiums); The Policy (To Buy a Policy)

        16.............  Summary (The Policy); Principal Life Insurance
                         Company Variable Life Separate Account; The Policy (Allocation of Premiums; Policy Values, Investment Account Transfers, Fixed Account Transfers, Automatic Portfolio Rebalancing, Policy Loans, Loan Account, Surrenders); General Provisions (Addition, Deletion or Substitution of Investments)

        17(a), 17(b),
        17(c)..........  Captions referenced under Items 10(c), 10(d), 10(e), and 10(i) above

        18(a)..........  Summary (Policy Value); The Policy

        18(b)..........  Not Applicable

        18(c)..........  Values and Policy Features While the Policy is in Force

        18(d)..........  Not Applicable

        19.............  Other Matters (Voting Rights; Statement of Values)

        20(a), 20(b)...  Principal Life Insurance Company Variable Life
                         Separate Account; General Provisions (Addition, Deletion or Substitution of Investments); Other Matters (Voting Rights)

        20(c), 20(d),
        20(e), 20(f)...  Not Applicable

        21(a), 21(b)...  Summary (Policy Loans); The Policy
                         (Policy Loans)

        21(c)..........  Not Applicable

        22.............  General Provisions (The Contract; Incontestability)

        23.............  Not Applicable

        24.............  Charges and Deductions (Special Provisions for Group or
                         Sponsored Arrangements)

        25.............  The Company

        26.............  Not Applicable

        27.............  The Company

        28.............  Officers and Directors of Principal Life
                         Insurance Company

        29.............  The Company

        30.............  Not Applicable

        31.............  Not Applicable

        32.............  Not Applicable

        33.............  Not Applicable

                                PrinFlex Life(R)
            Flexible Premium Variable Universal Life Insurance Policy

The PrinFlex Life(R) Flexible Variable Universal Life Insurance Policy (the "Policy") is issued by Principal Life Insurance Company (the "Company"). The Policy provides: o a death benefit payable on the death of the insured; o Policy loans; and o a net surrender value which may be accessed by a partial or total surrender of the Policy.

This prospectus provides information that you should know before buying a Policy. It is accompanied by a current prospectus for the underlying mutual funds that are available under the Policy. Please read these prospectuses carefully and keep them for future reference.

The investment options available under the Policy are:


 Principal Variable Contracts Fund, Inc.              AIM VI Growth Fund*
     Asset Allocation Account                         AIM VI Growth and Income Fund*
     Balanced Account                                 AIM VI Value Fund*
     Bond Account                                     American Century Variable Portfolios, Inc.
     Capital Value Account                                 VP Income & Growth*
     Equity Growth Account(1)                              VP Ultra*
     Government Securities Account                    Dreyfus Investment Portfolios
     Growth Account                                        Founders Discovery Portfolio*
     International Account                            Fidelity Variable Insurance Products Fund II
     International SmallCap Account                        Contrafund(R)Portfolio
     LargeCap Growth Account*                         Fidelity Variable Insurance Products Fund
     LargeCap Stock Index Account(2)                       Equity-Income Portfolio
     MicroCap Account                                      High Income Portfolio
     MidCap Account                                   INVESCO-VIF Dynamics Fund*
     MidCap Growth Account                            INVESCO-VIF Health Sciences Fund*
     MidCap Growth Equity Account*                    INVESCO-VIF Small Company Growth*
     MidCap Value Account*                            INVESCO-VIF Technology Fund*
     Money Market Account                             Janus Aspen Series
     Real Estate Account                                   Aggressive Growth Portfolio*
     SmallCap Account                                 Putnam Variable Trust
     SmallCap Growth Account                               Global Asset Allocation Fund
     SmallCap Value Account                                Vista Fund
     Utilities Account                                     Voyager Fund


* Available beginning May 21, 2001 in states where permissible. Please consult your sales representative for availability.

(1)  Previously "Aggressive Growth Account."

(2)  Previously "Stock Index 500 Account."


As in the case of other life insurance Policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage.

This Policy is NOT:
o    a bank deposit
o    endorsed by a bank or government agency
o    federally insured
The Policy involves investment risk, including possible loss of principal.

You should be aware that the Securities and Exchange Commission ("SEC") has not reviewed the Policy for its investment merit, and does not guarantee that the information in this prospectus is accurate or complete. It is a criminal offense to say otherwise.


                      This prospectus is dated May 1, 2001.



                                TABLE OF CONTENTS


GLOSSARY  ......................................................................
SUMMARY ........................................................................
CONDENSED FINANCIAL INFORMATION ................................................
THE COMPANY ....................................................................
PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT.................
THE UNDERLYING MUTUAL FUNDS.....................................................
THE POLICY......................................................................
     To Buy a Policy............................................................
     Payment of Premiums........................................................
     Premium Limitations........................................................
     Allocation of Premiums.....................................................
     Ten Day Examination Offer..................................................
     Policy Values..............................................................
     Divisions of the Separate Account Transfers................................
     Fixed Account Transfers....................................................
     Automatic Portfolio Re-Balancing...........................................
     Policy Loans...............................................................
     Loan Account...............................................................
     Surrenders.................................................................
DEATH BENEFITS AND RIGHTS.......................................................
     Death Proceeds.............................................................
     Death Benefit Option.......................................................
     Change in Death Benefit Option.............................................
     Adjustment Options.........................................................
CHARGES AND DEDUCTIONS..........................................................
     Premium Expense Charge.....................................................
     Monthly Policy Charge......................................................
     Cost of Insurance Charge...................................................
     Administration Charge......................................................
Mortality and Expense Risks Charge..............................................
     Transaction Fees...........................................................
Surrender Charge................................................................
     Sales Charge Limitations...................................................
     Other Charges..............................................................
     Special Provisions for Group or Sponsored Arrangements.....................
THE FIXED ACCOUNT...............................................................
POLICY TERMINATION AND REINSTATEMENT............................................
     Policy Termination.........................................................
     Reinstatement..............................................................
OTHER MATTERS...................................................................
     Voting Rights..............................................................
     Statement of Values........................................................
     Services Available by Telephone............................................
     Internet ..................................................................
GENERAL PROVISIONS..............................................................
     The Contract...............................................................
     Optional Insurance Benefits................................................
     Misstatement of Age or Gender..............................................
     Assignment.................................................................
     Ownership..................................................................
     Beneficiary................................................................
     Benefit Instructions.......................................................
     Benefit Payment Options....................................................
     Right to Exchange Policy...................................................
     Non-Participating Policy...................................................
     Incontestability...........................................................
     Suicide....................................................................
     Delay of Payments..........................................................
     Market Timing Disclosure...................................................
     Addition, Deletion or Substitution of Investments..........................
DISTRIBUTION OF THE POLICY......................................................
OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION......................
EXECUTIVE OFFICERS OF PRINCIPAL LIFE INSURANCE COMPANY (OTHER THAN DIRECTORS)...
DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY...................................
STATE REGULATION................................................................
FEDERAL TAX MATTERS.............................................................
     Tax Status of the Company and the Separate Account.........................
     Charges for Taxes..........................................................
     Diversification Standards..................................................
     IRS Definition of Life Insurance...........................................
     Modified Endowment Contract Status.........................................
     Policy Surrenders and Partial Surrenders...................................
     Policy Loans and Loan Interest.............................................
     Corporate Alternative Minimum Tax..........................................
     Exchange or Assignment of Policies.........................................
     Withholding................................................................
     Taxation of Accelerated Death Benefits.....................................
     Other Tax Issues...........................................................
EMPLOYEE BENEFIT PLANS..........................................................
LEGAL OPINIONS..................................................................
LEGAL PROCEEDINGS...............................................................
REGISTRATION STATEMENT..........................................................
OTHER VARIABLE INSURANCE CONTRACTS..............................................
RESERVATION OF RIGHTS...........................................................
INDEPENDENT AUDITORS............................................................
FINANCIAL STATEMENTS............................................................
CUSTOMER INQUIRIES..............................................................
Appendix A - Sample Illustrations...............................................
Appendix B - Target Premiums....................................................



The Policy offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

GLOSSARY

adjustment date - the monthly date on or next following the Company's approval of a requested adjustment.

attained age - the insured's age on the birthday on or preceding the last Policy anniversary.

business day - any date that the New York Stock Exchange is open for trading and trading is not restricted.

Division - a part of the Separate Account which invests in shares of a mutual fund.

effective date - the date on which all requirements for issuance of a Policy have been satisfied.

Fixed Account - that part of the Policy value that reflects value in the General Account of the Company.

General Account - assets of the Company other than those allocated to any of our Separate Accounts.

insured - the person named as the "insured" on the application for the Policy. The insured may or may not be the owner.

Loan Account - that part of the Policy value that reflects the value transferred from the Divisions of the Separate Account and/or Fixed Account as collateral for a Policy loan.

maturity date - the Policy anniversary following the insured's 95th birthday.


monthly  date - the day of the month  which is the same day as the Policy  date.
Example: If the Policy date is June 5, 2001, the first monthly date is July 5, 2001.


monthly Policy charge - the amount subtracted from the Policy value on each monthly date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge and mortality and expense risks charge in effect on the monthly date.

net premium - the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the Divisions of the Separate Account and/or Fixed Account.

net surrender value - Policy value minus any surrender charge minus any Policy loans and unpaid loan interest.

notice - any form of communication received in our home office which provides the information we need which may be in writing or another manner which we approve in advance.

owner - the person, including joint owner, who owns all the rights and privileges of this contract.

Policy date - the date from which monthly dates, Policy years and Policy anniversaries are determined.


Policy value - an amount equal to the Fixed Account value plus the Divisions of the Separate Account value(s) plus the Loan Account value.

Policy year - the one-year period beginning on the Policy date and ending one day before the Policy anniversary and any subsequent one year period beginning on a Policy anniversary. Example: If the Policy date is June 5, 2001, the first Policy year ends on June 4, 2002. The first Policy anniversary falls on June 5, 2002.


premium expense charge - the charge deducted from premium payments to cover a sales charge, state and local premium taxes and federal taxes.


prorated basis - in the proportion that the value of a particular Divisions of the Separate Account or the Fixed Account bears to the total value of all Divisions of the Separate Account and the Fixed Account.


related policies - policies which have a common effective date pursuant to a written request from the applicant(s).

surrender value - Policy value minus any surrender charge.

target premium - a premium amount which is used to determine the maximum sales charge that is included as part of the premium expense charge and any applicable contingent deferred sales charge under a Policy. Target premiums are provided in Appendix B.

underlying mutual fund - a registered open-end investment company, or a separate division of the Separate Account or portfolio thereof, in which a Division of the Separate Account invests.

unit - the accounting measure used to calculate the value of the Separate Account Divisions.

valuation date - the date as of which the net asset value of a mutual fund is determined.

valuation period - the period of time between determination of net asset value on one valuation date and the next valuation date.

written request - actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.

                  Your notices may be mailed to us at:
                           Principal Life Insurance Company
                           P.O. Box 9296
                           Des Moines, Iowa 50306-9296


SUMMARY

This prospectus describes a flexible variable universal life Policy offered by the Company. This is a brief summary of the Policy's features. More detailed information follows later in this prospectus.

The Policy
The Policy is designed to provide you with:
o    lifetime protection if premiums are paid, and
o    flexibility in:
     o the amount and frequency of premium payments (subject to certain limitations), and o the amount of life insurance proceeds payable under the Policy.

You may allocate your net premium payments to Divisions of the Separate Account and/or the Fixed Account. Not all Divisions are available in all states. A current list of Divisions available in your state may be obtained from a sales representative or our home office.

Each Division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


Division:                                            the Division invests in:


                                                     Principal Variable Contracts Fund, Inc.
Asset Allocation                                        Asset Allocation Account
Balanced                                                Balanced Account
Bond                                                    Bond Account
Capital Value                                           Capital Value Account
Equity Growth                                           Equity Growth Account
Government Securities                                   Government Securities Account
Growth                                                  Growth Account
International                                           International Account
International SmallCap                                  International SmallCap Account
LargeCap Growth                                         LargeCap Growth Account
LargeCap Stock Index                                    LargeCap Stock Index Account
MicroCap                                                MicroCap Account
MidCap                                                  MidCap Account
MidCap Growth                                           MidCap Growth Account
MidCap Growth Equity                                    MidCap Growth Equity Account
MidCap Value                                            MidCap Value Account
Money Market                                            Money Market Account
Real Estate                                             Real Estate Account
SmallCap                                                SmallCap Account
SmallCap Growth                                         SmallCap Growth Account
SmallCap Value                                          SmallCap Value Account
Utilities                                               Utilities Account
AIM VI Growth                                        AIM VI Growth Fund
AIM VI Growth and Income                             AIM VI Growth and Income Fund
AIM VI Value                                         AIM VI Value Fund
American Century VP Income and Growth                American Century VP Income and Growth Fund - Investor Class Shares
American Century VP Ultra                            American Century VP Ultra Fund - Investor Class Shares
                                                     Dreyfus Investment Portfolios - Investor Class Shares
DIP Founders Discovery Portfolio                        Founders Discovery Portfolio
                                                     Fidelity Variable Insurance Products Fund II - Initial Class Shares
Fidelity VIP Contrafund                                 Contrafund Portfolio
                                                     Fidelity Variable Insurance Products Fund - Initial Class Shares
Fidelity VIP Equity-Income                              Equity-Income Portfolio
Fidelity VIP High Income                                High Income Portfolio
INVESCO VIF - Dynamics Fund                          INVESCO VIF - Dynamics Fund - Investor Class Shares
INVESCO VIF - Health  Sciences Fund                  INVESCO VIF - Health  Sciences  Fund - Investor Class Shares
INVESCO VIF - Small Company Growth                   INVESCO VIF - Small Company Growth - Investor Class Shares
INVESCO VIF - Technology Fund                        INVESCO VIF - Technology Fund - Investor Class Shares
                                                     Janus Aspen Series - Service Class Shares
Janus Aspen Aggressive Growth                           Aggressive Growth Portfolio
Putnam VT Global Asset Allocation                    Putnam VT Global Asset Allocation Fund - IB Class Shares
Putnam VT Vista                                      Putnam VT Vista Fund - IB Class Shares
Putnam VT Voyager                                    Putnam VT Voyager Fund - IB Class Shares


Premiums
The Company guarantees that the Policy will stay in force if you have paid enough premium to meet the grace period provision (see THE POLICY - Payment of Premiums). Your initial premium payment must be at least as much as the minimum monthly premium shown on your illustration for the Policy. Increases in the face amount of the Policy cause increases in the minimum monthly premium.

Your net premiums are allocated to Divisions of the Separate Account and/or the Fixed Account. Your initial net premium is allocated to the Money Market Division at the end of the valuation date we receive the premium. Twenty-one days after the effective date of the Policy, the money is reallocated using your allocation instructions (see THE POLICY - Allocation of Premiums).

Policy Value
Your Policy value is:
o    the value(s) of your Divisions of the Separate Account
o    plus the value of your Fixed Account
o    plus the value of your Loan Account.


Fixed Account
The Company guarantees that net premiums allocated to the Fixed Account earn interest at a guaranteed rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

Transfers
You may transfer amounts between the Divisions of the Separate Account and/or the Fixed Account. Transfers in and out of the Fixed Account are subject to specific limitations described in THE POLICY - Fixed Account Transfers.

Policy Loans
You may borrow against your Policy value any time the Policy has a net surrender value. The minimum amount of a loan is $500.

Loan Account
When you take a Policy loan, we establish a Loan Account. An amount equal to the amount of the Policy loan is transferred to the Loan Account from your Divisions of the Separate Account and/or Fixed Account. Interest is paid on the amount in the Loan Account.

Surrenders (total and partial)
Total Surrender
o    You may surrender your Policy and receive the net surrender value.
o We calculate the net surrender value as of the date we receive your written request.
o A surrender charge is imposed on total surrenders within ten years of the Policy date (another date may apply if the Policy has been reinstated or the face amount increased).

Partial Surrender

o After the second Policy year, you may request a partial surrender of the net surrender value.
o    The minimum amount of partial surrender is $500.
o The total of your partial surrenders during a Policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that Policy year).
o Surrenders are taken from premiums paid into the Policy on a last-in, first-out basis.
o    Partial surrenders are limited to no more than two in each Policy year.

Charges and Deductions
Deductions from Premiums

o Sales load of 2.75% of premiums less than or equal to target premiums (0.75% of premiums in excess of target premiums) made:
     o    during each of the first ten years; and
     o with respect to premiums made because of a face amount increase, during the first ten years after the increase.
o    2.20% for state and local taxes.
o    1.25% for federal taxes.

Surrender Charges

A surrender charge is imposed on Policy termination or total surrender during the first ten Policy years (and ten years after an increase in the face amount). The charge is:
o deferred administrative charge of $3 per $1,000 of face amount (but no more than $1,500 per Policy), plus
o deferred sales charge of 47.25% times premiums paid (up to a maximum of two target premiums) (see CHARGES AND DEDUCTIONS - Surrender Charge), multiplied by
o    the applicable surrender charge percentage shown below:

                        Surrender Charge Percentage Table


    Number of years since Policy                 The following percentage of
   date and/or the adjustment date               surrender charge is payable

             1 through 5                                   100.00%
                  6                                         95.24
                  7                                         85.71
                  8                                         71.43
                  9                                         52.38
                 10                                         28.57
            11 and later                                    00.00

Monthly Policy Charges

o    Administration charge:
     o During first Policy year: 1/12 x ($.40 for each $1,000 of face amount) but not less than $6.00/month and not more than $16.67/month.
     o During every Policy year after the first, the monthly administration charge is $6.00.
o    Cost of insurance charge.
     o Based on gender, issue age, duration since issue, smoking status and insured risk classification.
o Mortality and expense risks charge of 0.90% of your Divisions of the Separate Account per year. (After the 9th Policy year, the mortality and expense risks charge will not be more than 0.27% per year.)
o    Supplemental benefit rider(s) charge(s).

Other Charges


o Transaction charge of the lesser of $25 or 2% of the amount surrendered for each partial surrender.
o Investment management fees and other operating expenses for the mutual funds underlying the Divisions of the Separate Account.
o    Policy loan interest of 8% annually.
o Charges apply for certain optional insurance benefits. For example, a cost of insurance charge applies for the waiver of monthly policy charges optional insurance benefit based on the issue age of the insured and the duration from the Policy issuance.



Underlying Mutual Fund Expenses

The annual expenses of Underlying Mutual Funds (as a percentage of average net assets) as of December 31, 2000 were:

                                                     Management       12b-1          Other               Total Expenses
       Underlying Mutual Funds                          Fees          Fees         Expenses             After Reimbursement

Principal Variable Contracts Fund
     Asset Allocation Account                          0.80%           N/A            0.04%                    0.84%
     Balanced Account                                  0.58            N/A            0.02                     0.60
     Bond Account                                      0.49            N/A            0.02                     0.51
     Capital Value Account                             0.59            N/A            0.01                     0.60
     Equity Growth Account                             0.72            N/A            0.01                     0.73
     Government Securities Account                     0.49            N/A            0.02                     0.51
     Growth Account                                    0.59            N/A            0.01                     0.60
     International Account                             0.85            N/A            0.05                     0.90
     International SmallCap Account                    1.20            N/A            0.24                     1.44
     LargeCap Growth Account                           1.05            N/A            0.15                     1.20(1)(2)
     LargeCap Stock Index Account                      0.29            N/A            0.11                     0.40(1)(2)
     MicroCap Account                                  0.86            N/A            0.20                     1.06(1)
     MidCap Account                                    0.60            N/A            0.02                     0.62
     MidCap Growth Account                             0.85            N/A            0.11                     0.96(1)
     MidCap Growth Equity Account                      0.75            N/A            0.34                     1.09(1)(2)
     MidCap Value Account                              0.96            N/A            0.24                     1.20(1)
     Money Market Account                              0.50            N/A            0.02                     0.52
     Real Estate Account                               0.90            N/A            0.09                     0.99
     SmallCap Account                                  0.85            N/A            0.05                     0.90
     SmallCap Growth Account                           1.00            N/A            0.02                     1.02
     SmallCap Value Account                            0.92            N/A            0.24                     1.16(1)
     Utilities Account                                 0.60            N/A            0.03                     0.63

AIM VI Growth Fund                                     0.63            N/A            0.10                     0.73
AIM VI Growth and Income Fund                          0.61            N/A            0.16                     0.77
AIM VI Value Fund                                      0.61            N/A            0.15                     0.76

American Century Variable Portfolios, Inc.
     VP Income & Growth Fund                           0.70            N/A            0.00                     0.70
     VP Ultra Fund                                     1.00(3)         N/A            0.00                     1.00

Dreyfus Investment Portfolios
     Founders Discovery Portfolio                      0.90          0.25(4)          0.63                     1.50(5)

Fidelity Variable Insurance Fund II
     Fidelity Contrafund                               0.57            N/A            0.09                     0.66(6)
Fidelity Variable Insurance Fund
     Fidelity Equity-Income                            0.48            N/A            0.08                     0.56(6)
     Fidelity High Income                              0.58            N/A            0.10                     0.68(6)

INVESCO VIF - Dynamics Fund                            1.21           0.25            0.00                     1.26
INVESCO VIF - Health Sciences Fund                     1.23           0.25            0.00                     1.48
INVESCO VIF - Small Company Growth                     1.45           0.25            0.00                     1.70
INVESCO VIF - Technology Fund                          1.06           0.25            0.00                     1.31

Janus Aspen Series
     Aggressive Growth                                 0.65%(7)        0.25%(4)       0.02%                    0.92%

Putnam Variable Trust
     Putnam VT Global Asset Allocation Fund            0.65            0.15(4)        0.12                     0.92
     Putnam VT Vista Fund                              0.65            0.15(4)        0.10                     0.90
     Putnam VT Voyager Fund                            0.53            0.15(4)        0.04                     0.72

(1) Principal Management Corporation voluntarily agreed to waive a portion of its fee. Without the waiver, the total annual expenses through December 31, 2000 would have been:

                                                     Management       12b-1          Other               Total Expenses
       Underlying Mutual Fund                           Fees          Fees         Expenses            Without Reimbursement

     LargeCap Growth Account                           1.10%           N/A            0.15%                    1.25%
     LargeCap Stock Index                              0.35            N/A            0.11                     0.46
     MicroCap                                          1.00            N/A            0.20                     1.20
     MidCap Growth                                     0.90            N/A            0.11                     1.01
     MidCap Growth Equity                              1.00            N/A            0.34                     1.34
     MidCap Value                                      1.05            N/A            0.24                     1.29
     SmallCap Value                                    1.10            N/A            0.24                     1.34

(2) Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2002 so that they will not exceed:

     LargeCap Growth       1.20%        LargeCap Stock Index      0.40%
     MidCap Growth Equity  1.10%

(3) The fund has a stepped fee schedule. As a result, the management fee will decrease as the assets increase, VP Ultra 1.00% of first $20 billion 0.95% over $20 billion.

(4) The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for recordkeeping, marketing and distribution services.

(5) The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of a portion of its fees. Without the waiver, the fee would be 1.78%.

(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.

(7) Annual expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Janus Aspen Aggressive Growth Portfolio.



Death Benefits and Proceeds
The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the insured's date of death. The amount of the death proceeds are:
o    the death benefit plus interest (as explained in DEATH  BENEFITS AND RIGHTS
     - Death Proceeds)
o    plus proceeds from any benefit riders
o    minus Policy loans and unpaid loan interest
o    minus any overdue monthly Policy charges.

The Policy provides for two death benefit options - a level amount and a variable amount. You choose an option on your application. Subject to certain conditions, you may change your option after the Policy has been issued.

Death proceeds are paid in cash or applied under a benefit payment option. We pay interest on the death proceeds from the date of death of the insured until the date of payment or application under a benefit payment option.

Maturity Proceeds
If the insured is living on the maturity date, we will pay you (the owner) an amount equal to the death proceeds as described above. The Policy then terminates. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option.

Adjustment Options
You may send us a written request to increase or decrease the face amount of the Policy. No request is approved if the Policy is in a grace period or if monthly Policy charges are being waived under a rider.

The minimum amount of a face amount increase is $50,000 and is subject to our underwriting guidelines in effect at the time you request the increase.

You may only request a decrease in face amount:
o    after the second Policy anniversary; and
o    if the request does not decrease the face amount below $50,000.

Termination and Reinstatement
The Policy terminates when:
o    you make a total Policy surrender;
o    death proceeds are paid;
o    maturity proceeds are paid; or
o you do not make additional premium payments (after the expiration of a 61-day grace period).

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured.

Subject to certain conditions, you may reinstate a Policy that terminated because of failure to pay minimum monthly premiums or insufficient values.

Ten Day Examination Offer (Free-Look Provision)
o You may return the Policy during the free-look period that is generally 10 days from when the Policy is delivered to you. The free-look period may be longer in certain states.
o We return either all premiums paid or the Policy value, whichever is required by applicable state law.

CONDENSED FINANCIAL INFORMATION

Following are unit values for the Policy for the periods ended December 31.

                                                                                                                  Number of
                                                                Accumulation Unit Value                       Accumulation Units
                                                                                                                 Outstanding
                                                Beginning              End       Percentage of Change           End of Period
                                                of Period           of Period     from Prior Period             (in thousands)


     Asset Allocation Division
         2000                                    $15.015             $15.257              1.61%                       331
         1999                                     12.566              15.015             19.49                        198
         1998                                     11.509              12.566              9.18                        127
         1997*                                    10.000              11.509             15.09                         49
     Balanced Division
         2000                                     13.242              13.259              0.13                        612
         1999                                     12.932              13.242              2.40                        630
         1998                                     11.555              12.932             11.92                        470
         1997*                                    10.000              11.555             15.55                        118
     Bond Division
         2000                                     11.510              12.451              8.18                        583
         1999                                     11.816              11.510             (2.59)                       416
         1998                                     10.973              11.816              7.68                        170
         1997*                                    10.000              10.973              9.73                         44
     Capital Value Division
         2000                                     13.609              13.903              2.16                      1,462
         1999                                     14.219              13.609             (4.29)                     1,442
         1998                                     12.519              14.219             13.58                      1,001
         1997*                                    10.000              12.519             25.19                        252
     Equity Growth Division
         2000                                     20.567              18.159            (11.71)                     2,465
         1999                                     14.728              20.567             39.65                      1,605
         1998                                     12.388              14.728             18.89                        966
         1997*                                    10.000              12.388             23.88                        316
     Government Securities Division
         2000                                     11.796              13.142             11.41                        249
         1999                                     11.830              11.796             (0.29)                       261
         1998                                     10.927              11.830              8.26                        276
         1997*                                    10.000              10.927              9.27                         10
     Growth Division
         2000                                     17.144              15.404            (10.15)                       918
         1999                                     14.724              17.144             16.43                        623
         1998                                     12.133              14.724             21.35                        323
         1997*                                    10.000              12.133             21.33                         76
     International Division
         2000                                     15.179              13.912             (8.35)                     1,218
         1999                                     12.053              15.179             25.93                        866
         1998                                     10.959              12.053              9.98                        647
         1997*                                    10.000              10.959              9.59                        248
     International SmallCap Division
         2000                                     17.546              15.529            (11.50)                       410
         1999                                      9.053              17.546             93.81                        110
         1998**                                   10.000               9.053             (9.47)                        35
     LargeCap Stock Index Division
         2000                                     11.048               9.980             (9.67)                     1,160
         1999***                                  10.000              11.048             10.48                        604
    MicroCap Division
         2000                                     $8.087              $9.068             12.13%                        94
         1999                                      8.175               8.087             (1.07)                        53
         1998**                                   10.000               8.175            (18.25)                        18
     MidCap Division
         2000                                     14.096              16.153             14.59                      1,441
         1999                                     12.470              14.096             13.04                      1,299
         1998                                     12.027              12.470              3.68                      1,123
         1997*                                    10.000              12.027             20.27                        409
     MidCap Growth Division
         2000                                     10.744              11.615              8.11                        199
         1999                                      9.688              10.744             10.90                         91
         1998**                                   10.000               9.688             (3.12)                        33
     Money Market Division
         2000                                     11.542              12.247              6.11                      1,384
         1999                                     11.021              11.542              4.73                      1,037
         1998                                     10.469              11.021              5.27                        724
         1997*                                    10.000              10.469              4.69                        366
     Real Estate Division
         2000                                      8.935              11.702             30.97                         63
         1999                                      9.353               8.935             (4.48)                         8
         1998**                                   10.000               9.353             (6.47)                         3
     SmallCap Division
         2000                                     11.479              10.133            (11.73)                       184
         1999                                      7.995              11.479             43.58                         95
         1998**                                   10.000               7.995            (20.05)                        31
     SmallCap Growth Division
         2000                                     20.086              17.291            (13.92)                       447
         1999                                     10.264              20.086             95.69                        106
         1998**                                   10.000              10.264              2.64                         20
     SmallCap Value Division
         2000                                     10.337              12.804             23.87                        128
         1999                                      8.511              10.337             21.45                         56
         1998**                                   10.000               8.511            (14.89)                        17
     Utilities Division
         2000                                     11.826              14.093             19.17                         89
         1999                                     11.560              11.826              2.29                         36
         1998**                                   10.000              11.560             15.60                          4
     Fidelity VIP Contrafund Division
         2000                                     19.565              18.269             (6.62)                     1,870
         1999                                     15.746              19.565             24.25                      1,100
         1998                                     12.114              15.746             29.98                        510
         1997*                                    10.000              12.114             21.14                        172
     Fidelity VIP Equity-Income Division
         2000                                     14.555              15.780              8.42                        829
         1999                                     13.688              14.555              6.33                        640
         1998                                     12.263              13.688             11.62                        358
         1997*                                    10.000              12.263             22.63                         83
     Fidelity VIP High Income Division
         2000                                     11.918               9.240            (22.47)                       191
         1999                                     11.020              11.918              8.15                        131
         1998                                     11.518              11.020             (4.32)                        97
         1997*                                    10.000              11.518             15.18                         29
      Putnam VT Global Asset Allocation Division
         2000                                    $11.504             $10.945             (4.86)                        78
         1999                                     10.299              11.504             11.71                         33
         1998**                                   10.000              10.299              2.99                          7
     Putnam VT Vista Division
         2000                                     16.031              15.376             (4.09)                       326
         1999                                     10.506              16.031             52.59                         55
         1998**                                   10.000              10.506              5.06                         12
     Putnam VT Voyager Division
         2000                                     17.133              14.299            (16.54)                     1,228
         1999                                     10.843              17.133             58.01                        502
         1998**                                   10.000              10.843              8.43                         83




* For the period from February 7, 1997 date Policy first available through December 31, 1997.
** For the period from May 1, 1998 (date Division first offered in the Policy) through December 31, 1998.
*** For the period from May 1, 1999 (date Division first offered in the Policy) through December 31, 1999.


THE COMPANY

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of a mutual insurance holding company named "Principal Mutual Holding Company."

The Company was incorporated on June 24, 1879 under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT

The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities and Exchange Commission ("SEC"). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Policy, including the promise to make benefit option payments, are our general corporate obligations. However, the Policy provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Policy are not charged with any liabilities arising out of any other business of the Company.


The assets of each Division invest in a corresponding underlying mutual fund. New Divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds are mutual funds registered under the Investment Company Act of 1940 (as amended) ("40 Act") as open-end management investment companies. The underlying mutual funds provide the investment vehicle for the Separate Account. A full description of the underlying mutual funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available from a sales representative or our home office.

The following is a brief summary of the investment objectives of each Division:



                             Asset Allocation Division

             Invests in:   Principal Variable Contracts Fund - Asset Allocation Account
    Investment Advisor:    Morgan Stanley Asset Management through a sub-advisory agreement
  Investment Objective:    to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective.

                             Balanced Division

             Invests in:   Principal Variable Contracts Fund - Balanced Account
      Investment Advisor:  (equity securities portion) Invista Capital Management, LLC through a sub-advisory agreement
                           (fixed-income  securities  portion)  Principal  Capital  Income  Investors, LLC  through  a  sub-advisory agreement
    Investment Objective:  to  generate  a total  return  consisting  of current  income  and  capital appreciation  while  assuming reasonable risks in furtherance of this objective.

                             Bond Division

             Invests in:   Principal Variable Contracts Fund - Bond Account
      Investment Advisor:  Principal Management Corporation
    Investment Objective:  to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.


                             Capital Value Division

              Invests in:  Principal Variable Contracts Fund - Capital Value Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to provide long-term capital of appreciation and secondarily  growth investment income. The Account seeks to achieve its investment  objectives  through the purchase  primarily of common stocks,  but the Account may invest in other securities.

                             Equity Growth Division

              Invests in:  Principal Variable Contracts Fund - Equity Growth Account
      Investment Advisor:  Morgan Stanley Asset Management through a sub-advisory agreement
    Investment Objective:  to provide  long-term  capital  appreciation by investing  primarily in  growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

                             Government Securities Division

              Invests in:  Principal Variable Contracts Fund - Government Securities Account
      Investment Advisor:  Principal Capital Income Investors, LLC through a sub-advisory agreement
    Investment Objective:  to seek a high level of current  income,  liquidity and safety of principal. The Account seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies. Account shares are not guaranteed by the United States Government.

                             Growth Division

              Invests in:  Principal Variable Contracts Fund - Growth Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek growth of capital.  The Account seeks to achieve its objective through the purchase  primarily of common stocks, but the Account may invest in other securities.

                             International Division

              Invests in:  Principal Variable Contracts Fund - International Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek long-term growth of capital by investing in a portfolio of equity securities  domiciled in any of the nations of the world.

                             International SmallCap Division

             Invests in:   Principal Variable Contracts Fund - International SmallCap Account
    Investment Advisor:    Invista Capital Management,  LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily  in  equity  securities  of  non-United  States  companies  with  comparatively smaller  market capitalizations.

                             LargeCap Growth Division

             Invests in:   Principal Variable Contracts Fund - LargeCap Growth Account
    Investment Advisor:    Janus Capital Corporation through a sub-advisory agreement
    Investment Objective:  seeks long-term  growth of capital by investing  primarily in equity  securities of growth companies with market capitalization of greater than $10 billion.

                             LargeCap Stock Index Division

             Invests in:   Principal Variable Contracts Fund - LargeCap Stock Index Account
    Investment Advisor:    Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of  capital.  The  Account  attempts  to mirror the  investment results of the
                           Standard & Poor's 500 Index.

                             MicroCap Division

             Invests in:   Principal Variable Contracts Fund - MicroCap Account
    Investment Advisor:    Goldman Sachs Asset Management through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily in value and growth oriented  companies with small market  capitalizations, generally less than
                           $700 million.

                             MidCap Division

             Invests in:   Principal Variable Contracts Fund - MidCap Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to  achieve   capital   appreciation   by  investing   primarily  in  securities  of emerging  and  other
                           growth-oriented companies.

                             MidCap Growth Division

             Invests in:   Principal Variable Contracts Fund - MidCap Growth Account
    Investment Advisor:    Dreyfus Corporation through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its  objective by investing primarily in growth stocks of medium market capitalization companies.

                             MidCap Growth Equity Division

             Invests in:   Principal Variable Contracts Fund - MidCap Growth Equity Account
    Investment Advisor:    Turner Investment Partners, Inc. through a sub-advisory agreement
    Investment Objective:  seeks to  achieve  long-term  growth of capital  by  investing  primarily in medium  capitalization  U.S.
                           companies with strong earnings growth potential.

                             MidCap Value Division

             Invests in:   Principal Variable Contracts Fund - MidCap Value Account
    Investment Advisor:    Neuberger Berman Management, Inc. through a sub-advisory agreement.
    Investment Objective:  seeks  long-term  growth of capital by investing  primarily in equity securities of companies  with value characteristics and market capitalizations in the $1 billion to $10 billion range.

                             Money Market Division

             Invests in:   Principal Variable Contracts Fund - Money Market Account
    Investment Advisor:    Principal Management Corporation
    Investment Objective:  to seek as high a level of current income available from short-term securities as is considered
                           consistent   with   preservation   of  principal  and
                           maintenance  of  liquidity  by  investing  all of its
                           assets in a portfolio of money market instruments.


                             Real Estate Division

              Invests in:  Principal Variable Contracts Fund - Real Estate Account
      Investment Advisor:  Principal Management Corporation
    Investment Objective:  to seek to generate a high total  return.  The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

                             SmallCap Division

              Invests in:  Principal Variable Contracts Fund - SmallCap Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily in equity  securities of both growth and value  oriented  companies with comparatively  smaller market capitalizations.

                             SmallCap Growth Division

              Invests in:  Principal Variable Contracts Fund - SmallCap Growth Account
      Investment Advisor:  Berger LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

                             SmallCap Value Division

              Invests in:  Principal Variable Contracts Fund - SmallCap Value Account
      Investment Advisor:  J.P. Morgan Investment Management, Inc. through a sub-advisory agreement
    Investment Objective:  to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

                             Utilities Division

              Invests in:  Principal Variable Contracts Fund - Utilities Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek to provide  current  income and long-term  growth of income and capital by investing primarily in equity and fixed- income securities of companies in the public utilities industry.




                                        AIM V.I. Growth Division
              Invests in:  AIM V.I. Growth Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks growth of capital.


                                        AIM V.I. Growth and Income Division
              Invests in:  AIM V.I. Growth and Income Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks growth of capital with a secondary objective of current income.


                                        AIM V.I. Value Division
              Invests in:  AIM V.I. Value Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks  long-term  growth  of  capital. Income  is  a  secondary objective.


                             American Century VP Income & Growth Division

              Invests in:  American Century Variable Portfolios, Inc. VP Income & Growth
      Investment Advisor:  American Century Investment Management, Inc.
    Investment Objective:  seeks dividend growth,  current income and  appreciation. The account will seek to achieve its investment objective by investing in common stocks.

                             American Century VP Ultra Division

              Invests in:  American Century Variable Portfolios, Inc. VP Ultra
      Investment Advisor:  American Century Investment Management, Inc.
    Investment Objective:  seeks long-term capital growth.

                             DIP Founders Discovery Division

              Invests in:  Dreyfus Investment Portfolios Founders Discovery Portfolio
      Investment Advisor:  Founders Asset Management LLC through a sub-advisory agreement
    Investment Objective:  seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

                             Fidelity VIP Contrafund Division

              Invests in:  Fidelity VIP II Contrafund Portfolio
      Investment Advisor:  Fidelity Management and Research Company
    Investment Objective:  to seek long-term capital appreciation.

                             Fidelity VIP Equity-Income Division

              Invests in:  Fidelity VIP Equity-Income Portfolio
      Investment Advisor:  Fidelity Management and Research Company
    Investment Objective:  to seek reasonable income by investing primarily in income-producing equity securities.

                             Fidelity VIP High Income Division

              Invests in:  Fidelity VIP High Income Portfolio
      Investment Advisor:  Fidelity Management and Research Company
    Investment Objective:  to seek a high level of current income by investing primarily in high yielding, lower quality, fixed income securities, while also considering growth of capital.

                             INVESCO VIF - Dynamics Division

              Invests in:  INVESCO VIF - Dynamics Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.

                             INVESCO VIF - Health Sciences Division

              Invests in:  INVESCO VIF - Health Sciences Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.

                             INVESCO VIF - Small Company Growth Division

              Invests in:  INVESCO VIF - Small Company Growth Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.

                             INVESCO VIF - Technology Division

              Invests in:  INVESCO VIF - Technology Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.

                             Janus Aspen Aggressive Growth Division

              Invests in:  Janus Aspen Series Aggressive Growth Portfolio
      Investment Advisor:  Janus Capital Corporation
    Investment Objective:  seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

                             Putnam VT Global Asset Allocation Division

              Invests in:  Putnam VT Global Asset Allocation Fund
      Investment Advisor:  Putnam Investment Management, Inc.
    Investment Objective:  to seek a high level of long-term total return consistent with preservation of capital.

                             Putnam VT Vista Division

              Invests in:  Putnam VT Vista Fund
      Investment Advisor:  Putnam Investment Management, Inc.
    Investment Objective:  to seek capital appreciation.

                             Putnam VT Voyager Division

              Invests in:  Putnam VT Voyager Fund
      Investment Advisor:  Putnam Investment Management, Inc.
    Investment Objective:  to seek capital appreciation.





An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.

The Company purchases and sells fund shares for the Separate Account at their net asset value without any sales or redemption charge. The Separate Account has Divisions that correspond to interests in the underlying mutual funds. The assets of each Division are separate from the others. A Division's performance has no effect on the investment performance of any other Division.




THE POLICY

The descriptions that follow are based on provisions of the Policy offered by this prospectus.

To Buy a Policy
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

The minimum face amount of a Policy is:
o    $50,000 for regular underwriting; or
o $25,000 for guaranteed issue, expanded nonmedical and batch underwriting. We reserve the right to increase or decrease the minimum face amount.

Generally, we do not issue policies for insureds who are:
o    over age 85 for regular underwriting; or
o    over  age  70  for  guaranteed   issue,   expanded   nonmedical  and  batch
     underwriting.*
     * Expanded non-medical and batch underwriting are special programs offered to certain cases involving an employer. Batch underwriting may be available on cases involving at least 5 lives in which there is a possible substandard risk and a need to improve that rating is essential to placing the case. Expanded non-medical underwriting may be available on cases involving at least 25 lives in which ease of enrollment and underwriting requirements are determining factors.

Applicants for the Policy must:
o    furnish satisfactory evidence of insurability for the insured; and
o    meet our insurance underwriting guidelines and suitability rules.
We reserve the right to reject any application or related premium if we determine that our underwriting guidelines, suitability rules or procedures have not been met.

If you want insurance coverage to start at the time the application is submitted, you must send a payment of at least the required minimum initial premium amount with your completed application. The required minimum initial premium amount is shown on the Policy illustration. If this amount is submitted with the application, a conditional receipt is given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

Policy Date

If we issue a Policy, a Policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the 28th of the same month. Policies that are issued on a COD basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your Policy date is shown on the current data pages.

Upon specific request and our approval,
o    your Policy may be backdated, however:
     o the Policy date may not be more than six months prior to the date of application (or shorter period if required by state law);
     o monthly Policy charges are deducted from the Policy value for the backdated period; and
     o your written request (as defined in the glossary) specifying the backdated Policy date must accompany the application.
o    in the case of related policies:
     o   issuance of policies may be delayed to provide a common Policy date;
     o we will set the common Policy date following the last underwriting decision on all applications; and o your written request regarding the Policy dates must accompany the applications.

Effective Date

The Policy date and the effective date are the same unless:
o    a backdated Policy date is requested; or
o a Policy is applied for on a COD basis (the effective date is the date we received at least the minimum monthly premium); or
o the application was not accompanied by a payment of at least the minimum monthly premium (the effective date is the date we receive at least the difference between the amount received and the minimum monthly premium); or
o additional premiums are required (the effective date is the date we receive, review and accept the required premium); or
o application amendments are required (the effective date is the date we receive, review and accept amendments).

If the insured was to die before the owner actually receives the Policy, coverage is determined solely under the terms of the conditional receipt, if any. The insurance coverage under the Policy does not take effect until the owner actually receives the Policy.

Payment of Premiums
The amount and frequency of your premium payments affects the Policy value, the net surrender value and how long the Policy remains in force. After the initial premium, you may determine the amount and timing of subsequent premium payments within certain restrictions. You must pay premiums to us at our home office.

Minimum Required Premium
Where permitted by state law, you must pay a minimum premium during the first 24 Policy months ("minimum required premium"). Within certain limits you can set your premium schedule. We send premium reminder notices to you if you establish an annual, semiannual or quarterly premium payment schedule. Preauthorized withdrawals may be set up on a monthly basis (to allow us to automatically deduct premium payments from your checking or other financial institution account). You may also make unscheduled payments to us at our home office.

During the first 24 Policy months, failure to make premium payments does not cause the Policy to terminate if:
o    any minimum required premium is paid; and
o    no Policy loan is taken.

After the first 24 Policy months (or any time a Policy loan is taken), making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:
o your Policy's net surrender value is at least equal to the monthly Policy charge on the current monthly date; or
o    the death benefit guarantee rider is in effect.

Effective May 21, 2001, the "Minimum Required Premium" is replaced with the following "5 Year Guarantee" in states where permissible. Please consult with your sales representative for availability.

5 Year Guarantee
If, on any monthly date the net surrender value is less than the monthly Policy charge, a 61-day grace period begins. However, during the first 60 Policy months, the Policy will stay in force if (a minus b) is greater than or equal to
(c) where:
(a)  is the sum of the premiums paid;
(b) is the sum of all existing Policy loans, unpaid loan interest, partial surrenders and transaction charges; and
(c) is the sum of the minimum monthly premiums since the Policy date to the most recent monthly date.

After the first 60 Policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:
o your Policy's net surrender value is at least equal to the monthly Policy charge on the current monthly date, or
o    the death benefit guarantee rider is in effect.

We send premium reminder notices to you if you establish an annual, semiannual or quarterly premium payment schedule. Preauthorized withdrawals may be set up on a monthly basis (to allow us to automatically deduct premium payments from your checking or other financial institution account). You may also make unscheduled payments to us at our home office or by payroll deduction (where permitted by state law and approved by us).


During the twelve month period ended December 31, 2000, we received premium payments totaling $144,727,474 for these Policies.


Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the current maximum premium payments allowed for life insurance under the Internal Revenue Code (the "Code"). If you make a premium payment that would result in total premiums exceeding the current maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.


Allocation of Premiums
Your initial net premium (and other net premiums we receive prior to the effective date and twenty days after the effective date) are allocated to the Money Market Division at the end of the valuation period we receive the premium. Twenty-one days after the effective date, the money is reallocated to the Divisions of the Separate Account and/or to the Fixed Account according to your instructions. If the twenty-first day is not a business day, the transfer will occur on the first business day following the twenty-first day from the effective date.
     Example: The effective date of your Policy is February 1st. Your net premium is allocated to the Money Market Division at the end of the valuation period we receive the premium. At the close of business on February 21st, the net premium is reallocated to the Divisions of the Separate Account and/or Fixed Account that you selected.


Net premium payments received after the twenty-day period are allocated to the Divisions of the Separate Account or to the Fixed Account according to your instructions. For each Division and the Fixed Account, the allocation percentage must be zero or a whole number. The total of all the percentages for the Divisions and the Fixed Account must equal 100.

The percentage allocation for future premium payments may be changed without charge, at any time by:
o    sending a written notice to us;
o    calling us at 1-800-247-9988 (if telephone privileges apply); and
o    visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the valuation period in which your new instructions are received.

Ten Day Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the free-look period and receive your premiums paid. (If you apply for your Policy in California, the amount refunded is described below.) Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent (as determined by the postmark) no later than the last day of the free-look period as shown below.

The free-look period is the later of:
o    10 days* after the Policy is delivered to you;
o 10 days* after a written notice is delivered or mailed to you which tells about the cancellation right; or
o    45 days after you complete the application.

     *Different  free-look  periods  apply  if  your  Policy  is  issued  in:
     o    California and you are age 60 and over (30 day free-look period);
     o    Colorado (15 day free-look period); or
     o    Idaho or North Dakota (20 day free-look period).

If you applied  for your Policy in  California,  the amount  refunded  is:
o the Policy value as of the date we receive your written request for cancellation
o    plus the premium expense charge(s) deducted from the premium
o    plus the monthly Policy charge(s) deducted from the Policy value.


NOTE:
o If the purchase of this Policy is a replacement for another life insurance policy or an annuity contract, different free-look periods may apply. We reserve the right to keep the initial premium payment in the Money Market Division longer than 20 days to correspond to the free-look periods of a particular state's replacement requirements.
o    See GENERAL PROVISIONS - Delay of Payments.


Policy Values
Your Policy value is equal to the sum of the values in your Divisions of the Separate Account, Fixed Account and Loan Account (see THE FIXED ACCOUNT and THE POLICY - Loan Account). The Policy value reflects your premium payments, partial surrenders, Policy loans and the Policy expenses.


There is no guaranteed minimum Divisions of the Separate Account value. Its value reflects the investment experience of the Divisions of the Separate Account. It is possible that the investment performance could cause a loss of the entire amount allocated to the Divisions of the Separate Account. Without additional premium payments or investments in the Fixed Account or a death benefit guarantee rider, this could result in no death benefit upon the insured's death.


At the end of any valuation period, your value in a Division of the Separate Account is:
o    the number of units you have in a Division
o    multiplied by the value of a unit in the Division.

The number of units is the total of units purchased by allocations to the Division from:
o    your initial premium payment (less premium expense charges)
o    plus subsequent premium payments (less premium expense charges)
o plus transfers from another Division or the Fixed Account minus units sold:
o    for partial surrenders from the Division;
o as part of a transfer to another Division, the Fixed Account or the Loan Account; and
o    to pay monthly Policy charges and fees.

Unit values are calculated each valuation date. To calculate the unit value of a Division, the unit value from the previous valuation date is multiplied by the Division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each Division. The net investment factor for a valuation period is calculated as follows:

 [{the share price of the underlying mutual fund at the end of the valuation period before that day's transactions plus
 the per share amount of the dividend (or other distribution) made by the underlying mutual fund during the valuation period}
                                   divided by
 the share price of the  underlying  mutual fund at the end of the  previous valuation period after that day's transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the Division.


Divisions of the Separate Account Transfers
You may  request an  unscheduled  transfer or set up a periodic  transfer  by:
o    sending a written notice to us;
o    calling us at 1-800-247-9988 (if telephone privileges apply); or
o    visiting www.principal.com (if internet privileges apply).


You must specify the dollar amount or percentage to transfer from each Division of the Separate Account. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
o a transfer has been made from the Fixed Account to a Division of the Separate Account within six months; or
o immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).

Unscheduled Transfers

You may make unscheduled transfers from a Division of the Separate Account to another Division of the Separate Account or to the Fixed Account. The transfer is made, and values determined, as of the end of the valuation period in which we receive request. The transfer amount must be equal to or greater than the lesser of $100 or the value of your Division of the Separate Account.

Scheduled Transfers (dollar cost averaging (DCA))


You may elect to have automatic transfers made on a periodic basis without an additional charge.
o    The amount of the transfer is:
     o the dollar amount you select (the minimum is the lesser of $100 or the value of the Division of the Separate Account); or
     o a percentage of the Division of the Separate Account value as of the date you specify (other than the 29th, 30th or 31st).
o You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semiannually, quarterly or monthly).
o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
o The value of the Division of the Separate Account must be equal to or more than $2,500 when your scheduled transfers begin.
o Transfers continue until your interest in the Division of the Separate Account has a zero balance or we receive notice to stop them.
o We reserve the right to limit the number of Separate Account Divisions from which simultaneous transfers are made. In no event will it ever be less than two.
o    Scheduled transfers will not start until the end of your free-look period.



Fixed Account Transfers
Transfers from your investment in the Fixed Account to Divisions of the Separate Account are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and unscheduled Fixed Account transfer in the same Policy year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.


Unscheduled Transfers

You may make one unscheduled Fixed Account transfer to a Division(s) of the Separate Account within the 30 day period following the Policy date and each Policy anniversary. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
o You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the Fixed Account value as of the latter of the Policy date or the most recent Policy anniversary).
o The minimum transfer amount must be equal to or greater than the lesser of $100 or the entire value of your Fixed Account.

Scheduled Transfers (dollar cost averaging (DCA))


You may make scheduled transfers on a monthly basis from the Fixed Account to Division(s) of the Separate Account without an additional charge as follows:
o The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.
o    The amount of the transfer is:
     o    the dollar amount you select (minimum of $50); or
     o a percentage of the Fixed Account value (the maximum amount of the transfer is 2% of the Fixed Account value as of the specified dated) as of the date you specify which may be:
          o the later of the Policy date or most recent Policy anniversary date; or
          o    the date the Company receives your request.
o Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
o    Scheduled transfers will not start until the end of your free-look period.


Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your notice to stop them.


You may change the amount of the transfer  once each Policy year by:
o    sending a written notice to us;
o    calling us at 1-800-247-9988 (if telephone privileges apply); or
o    visiting www.principal.com (if internet privileges apply).

If you stop the transfers, you may not start them again until six months after the last scheduled transfer.



Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Policy value in Divisions of the Separate Account over time.
     EXAMPLE: You may choose to rebalance so that 50% of your Policy values are in the Bond Division and 50% in the Capital Value Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Bond Division and 40% in the Capital Value Division. By rebalancing, units from the Bond Division are sold and the proceeds are used to purchase units in the Capital Value Division so that 50% of the Policy values are once again invested in each Division.

You may elect APR at the time of application or after the Policy has been issued. The transfers are made at the end of the next valuation period after we receive your instruction. APR transfers:
o    do not begin until the expiration of the free-look period;
o    are done without charge;
o    may be done on the frequency you specify:
     o quarterly APR transfers may be done on a calendar year or Policy year basis,
     o    semiannual  or annual APR  transfers may only be done on a Policy year basis.
o    may be done by:
     o    sending a written notice to us;
     o    calling us at 1-800-247-9988 (if telephone privileges apply);
     o    visiting www.principal.com (if internet privileges apply); or
     o    faxing a request to us.


APR is not available for values in the Fixed Account. If you have scheduled transfers from Divisions of the Separate Account, APR is not available for those Divisions.

Policy Loans
While your Policy is in effect and has a net surrender value, you may borrow money from us with the Policy as the security for the Policy loan.
o    The minimum Policy loan is $500.
o The maximum amount you may borrow is 90% of the net surrender value as of the date we process the Policy loan.
o If telephone privileges apply, you may request a Policy loan of $5,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a Policy loan of more than $5,000, your request must be made in writing.
o Generally, Policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL PROVISIONS - Delay of Payments).
o Requests for Policy loans from any joint owner are binding on all joint owners.


Loan Account
When a Policy loan is taken, an amount equal to the loan is transferred from your interest in Divisions of the Separate Account and Fixed Account to your Loan Account. Loan Accounts are part of our General Account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly Policy charge. Any loan interest due and unpaid is transferred in the same manner.


Your Loan Account earns interest from the date of transfer. During the first ten Policy years, the loan account interest rate is 6% per year. After the tenth Policy year, the loan account interest rate is 7.75% per year.

You pay interest on your Policy loan at the annual rate of 8%. Interest accrues daily and is due and payable at the end of the Policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the Policy loan amount causes additional amounts to be withdrawn from your Fixed Account and/or Divisions of the Separate Account(s) and transferred to the Loan Account. Withdrawals are made in the same proportions as described above.

Policy loans and unpaid loan interest reduce your net surrender value. If the net surrender value is less than the monthly Policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination).

While the Policy is in force and before the insured dies, Policy loans and loan interest may be repaid as follows:
o    Policy loans may be repaid totally or in part;
o repayments are allocated to the Divisions of the Separate Account(s) and Fixed Account in the proportions used for allocation of premium payments; and
o payments that we receive that are not designated as premium payments are applied as loan repayments if a Policy loan is outstanding.

A Policy loan generally has a permanent effect on Policy values. If a Policy loan had not been made, the Policy value would reflect the investment experience of the Divisions of the Separate Account(s) and the interest credited to the Fixed Account. In addition, Policy loans and unpaid loan interest are subtracted from:
o    death proceeds at the insured's death;
o    surrender value upon total surrender or termination of a Policy; and
o    maturity proceeds payable at maturity.

Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees.

Total surrender

You may surrender the Policy on or before the maturity date while the Policy is in effect. You receive the net surrender value at the end of the valuation period during which we receive your surrender request. The net surrender value is the total of the values of your Divisions of the Separate Account plus your Fixed Account plus your Loan Account minus any applicable surrender charge, Policy loans and unpaid loan interest (see CHARGES AND DEDUCTIONS - Surrender Charge).
o If the total surrender is within ten years of the Policy date or a face amount increase, a surrender charge is imposed.
o A completed request form signed by all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
 o We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the cash surrender value.

Partial surrender

After the second Policy anniversary and prior to the maturity date, you may surrender a part of the Fixed Account and/or Divisions of the Separate Account value by sending us a written request. The surrender is effective at the end of the valuation period during which we receive your written request for surrender. You may not request more than two partial surrenders in each Policy year.

The minimum amount of a partial surrender is $500. The total of your two partial surrenders during a Policy year may not be greater than 75% of the net surrender value (as of the date of the request for the first partial surrender in that Policy year).

You pay a transaction fee on each partial surrender. The fee is the lesser of $25 or 2% of the amount surrendered. It is withdrawn in the same proportion as your monthly Policy charge allocation.



Your Policy value is reduced by the amount of the surrender and the transaction fee. We surrender units from the Divisions of the Separate Account and/or values from the Fixed Account to equal the dollar amount of the surrender request and transaction fee. The surrender is deducted from your Fixed Account and/or Divisions of the Separate Account value according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly Policy charge allocation percentages. The amount surrendered is taken from the premiums paid on a last-in, first-out basis. No surrender charge is imposed on a partial surrender.


If the Option 1 death benefit is in effect and a partial surrender is made, the face amount of the Policy is also reduced by the amount of the surrender and the transaction fee. Total and partial surrenders from the Policy are generally paid within five business days of our receipt of your request for surrender. Certain delays in payment are permitted (see GENERAL PROVISIONS - Delay of Payments).

DEATH BENEFITS AND RIGHTS

Death Proceeds
While the Policy remains in force and before the maturity date, we pay death proceeds upon the insured's death.
o We must receive proof of the insured's death and all other required documents.
o Payments are made to your named beneficiary(ies) under your designated death benefit option (see GENERAL PROVISIONS - Beneficiary).

The payments are made in cash lump sum or under a benefit payment option selected by the beneficiary(ies). Death proceeds are calculated as of the date of the insured's death and include:
o    the death benefit described below;
o    plus proceeds from any benefit rider on the insured's life;
o    minus Policy loans and unpaid loan interest;
o minus any overdue monthly Policy charges if the insured died during a grace period;
o plus interest on the death proceeds from date of death until date of payment or application under a benefit payment option. (We determine the interest rate which will not be not less than the rate required by state law.)

Death Benefit Option
You choose death benefit Option 1 or Option 2 at the time of application.

Option 1 (level amount option)

The death benefit is the greater of 1) the Policy's current face amount, or 2) the Policy value on the date of death multiplied by the applicable percentage. The applicable percentage is 250% for an insured currently age 40 or below and the percentage declines with increasing ages. The death benefit remains level unless the applicable percentage of Policy value exceeds the current face amount (in which case the death benefit varies as the Policy value varies).

Illustration of Option 1

Assume that the insured's current age is under age 40 and that there is no loan amount and that the Policy face amount is $500,000.

Under Option 1, the death benefit must be equal or greater than 250% of the Policy value. If the Policy value is more than $200,000, the death benefit is greater than $500,000. Each additional dollar added to the Policy value above $200,000 increases the death benefit by $2.50. If the Policy value exceeds $200,000 and increases by $100 because of investment performance or premium payments, the death benefit increases by $250.

Similarly, if the Policy value exceeds $200,000, each dollar taken out of the Policy value reduces the death benefit by $2.50. For example, if the Policy value is reduced from $500,000 to $450,000 because of partial surrenders, charges or negative investment performance, the death benefit is reduced from $1,250,000 to $1,125,000. However, if at any time the Policy value multiplied by the applicable percentage is less than the face amount, the death benefit equals the current face amount of the Policy.

The applicable percentage lowers as the insured's age increases. If the current age of the insured in the illustration is 50 (rather than age 40), the applicable percentage would be 185%. The death benefit would not be greater than the $500,000 face amount unless the Policy value exceeded $270,270 rather than $200,000. Each dollar added to or taken from the Policy value changes the death benefit by $1.85 (rather than $2.50).

Option 2 (variable amount option)

The death benefit is equal to the greater of 1) the current face amount plus the Policy value on the date of death, or 2) the Policy value on the date of death multiplied by the applicable percentage.

Illustration of Option 2

Assume that the insured's current age is under 40 and that there is no loan amount and that the Policy face amount is $500,000.

A Policy with a Policy value of $100,000 has a death benefit of $600,000 ($500,000 plus $100,000); a Policy value of $300,000 has a death benefit of $800,000 ($500,000 plus $300,000). The death benefit however must be at least 250% of the Policy value. As a result, if the Policy value exceeds $333,334, the death benefit is greater than the face amount plus Policy value. Each additional dollar of Policy value above $333,334 increases the death benefit by $2.50. If the Policy value exceeds $333,334 and increases by $100 because of investment performance or premium payments, the death benefit increases by $250.

If the Policy value exceeds $333,334, each dollar taken out of the Policy value reduces the death benefit by $2.50. For example, the Policy value is reduced from $400,000 to $340,000 because of partial surrenders, charges or negative investment performance, the death benefit is reduced from $1,000,000 to $850,000. However, if the Policy value multiplied by the applicable percentage is less than the Policy face amount plus the Policy value, then the death benefit is the current face amount plus the Policy value.

The applicable percentage lowers as the insured's age increases. If the current age of the insured in the illustration is 50 (rather than age 40), the applicable percentage would be 185%. The death benefit would be the sum of the Policy value plus $500,000 unless the Policy value exceeded $588,237 rather than $333,334. Each dollar added to or taken from the Policy value changes the death benefit by $1.85 (rather than $2.50).

                             APPLICABLE PERCENTAGES*
(For ages not shown, the applicable percentages decrease by a pro rata portion for each full year.)
   Insured's attained age                        percentage

          40 and under                              250
          45                                        215
          50                                        185
          55                                        150
          60                                        130
          65                                        120
          70                                        115
          75 through 90                             105
          95                                        100

* We reserve the right, where allowed by law, to change or delete the percentages as required by changes to the Code.

Change in Death Benefit Option
You may change the death benefit option on or after the second Policy anniversary. Up to two changes are allowed per Policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with or next follows our approval. Changing the death benefit option changes the future cost of insurance.

If you change from Option 1 to Option 2, the new face amount is the old face amount decreased by the Policy value (as of the effective date of the change). The change is not allowed if it would result in a face amount of less than $50,000. A change from Option 1 to Option 2 may require evidence of insurability for the new death benefit if required by our underwriting guidelines in place at the time of your request.

If you change from Option 2 to Option 1, the new face amount is the old face amount increased by the Policy value (as of the effective date of the change). A change from Option 2 to Option 1 does not require evidence of insurability.

Adjustment Options
Increase in Policy face amount

You may request an increase at any time provided that the Policy is not in a grace period, and monthly Policy charges are not being waived under a rider. The minimum increase in face amount is $50,000. A face amount increase request made in the first 24 Policy months will increase the minimum monthly required premium for the remainder of the 24 months. If your request is not approved, no changes are made to your Policy.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured.

We will approve your request if at the time of your request:
o    the insured is age 85 or less; and
o we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines then in place.

The increase in face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request. No free-look period applies to an increase in face amount.


We calculate an adjustment conditional receipt premium deposit (payment that accompanies increase request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.


Any payment made with the adjustment application is held in our General Account without interest. If we approve the adjustment, the amount of the premium payment being held minus the premium expense charge is allocated to the Divisions of the Separate Account and/or Fixed Account on the effective date of the adjustment. Your current premium allocation percentages are used to make this allocation.

Decrease in Policy face amount

After the first two Policy years, you may request a decrease in the Policy face amount as follows:
o    the request must be made on an adjustment application;
o    the application must be signed by both the owner(s) and the insured;
o    the Policy is not in a grace period;
o    monthly Policy charges are not being waived under a waiver rider; and
o    the decrease may not reduce the Policy face amount below $50,000.

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. Fees for administrative expenses are also charged on certain transfers and all partial surrenders.

Premium Expense Charge
When we receive your premium payment, we deduct a premium expense charge. This charge includes:
o sales load of 2.75% of premiums less than or equal to target premiums (0.75% of premiums in excess of target premiums) made:
     o    during each of the first ten years; and
     o with respect to premiums made because of a face amount increase, during the first ten years after the increase.
o    2.20% for state and local taxes.
o    1.25% for federal taxes.

The sales load is intended to pay us for distribution expenses. These expenses include commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising. Sales loads charged in any Policy year are not necessarily related to actual distribution expenses incurred in that year. We expect that the majority of these expenses are incurred in the early years of a Policy and that any deficit is made up during the life of the Policy.

If distribution expenses are more than the sales load (including the sales load portion of the surrender charge), the deficit is made up from our other assets or surplus in our General Account.


For the twelve month period ending December 31, 2000, we collected $5,329,863 in premium expense charges and $4,121,198 in premium tax charges from these Policies.


Monthly Policy Charge
The monthly Policy charge is intended to cover certain charges and expenses incurred in connection with the Policy. Deductions are made up of:
o    a charge for the cost of insurance;
o    a charge for any optional benefit added by rider(s);
o    a monthly administration charge; and
o a mortality and expense risks charge (applies only to Divisions of the Separate Account).

On the Policy date and each monthly date thereafter, we deduct the charge from your Policy value in the Divisions of the Separate Account and/or Fixed Account (but not your Loan Account). The deduction is made using your current monthly Policy charge allocation percentages. Your allocation percentages may be:
o    the same as allocation percentages for premium payments;
o    determined on a prorated basis; or
o    determined by any other allocation method which we agree upon.

For each Division and the Fixed Account, the allocation percentage must be a whole percentage number or zero. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the date we receive your request. If we cannot follow your instructions because of insufficient value in any Divisions of the Separate Account and/or the Fixed Account, the monthly Policy charge is deducted on a prorated basis.


For the twelve month period ending December 31, 2000, administrative and cost of insurance charges totaled $24,146,612 for these Policies.


Cost of Insurance Charge
Your monthly cost of insurance charge is (a) multiplied by (b minus c) where:
(a)  is the cost of insurance rate described below divided by 1,000;
(b)  is the death  benefit  at the  beginning  of the Policy  month,  divided by
     1.0024663 (the sum of one plus the monthly guaranteed fixed account interest rate); and
(c) is the Policy value at the beginning of the Policy month calculated as if the monthly Policy charge was zero.

The cost of insurance rate is based on the gender*, issue age, duration since issue, smoking status, and risk classification of the insured. We determine the rate based on our expectation as to mortality experience. Changes in the cost of insurance rates apply to all individuals of the same age, gender*, smoking status and risk classification. The rate will never exceed the rate shown in the Table of Guaranteed Maximum Cost of Insurance Rates in the Policy. The guaranteed maximum cost of insurance rate is based on the gender*, smoking status, attained age and risk classification of the insured.

Different cost of insurance rates may apply to face amount increases. The cost of insurance for the increase is based on the insured's gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured's gender*, smoking status, attained age and risk classification at the time of the increase.

     * The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Administration Charge
Current charges
o The monthly administration charge in the first Policy year is 1/12 x ($.40 per $1,000 of face amount) with a minimum monthly charge of $6.00 and a maximum monthly charge of $16.67.
o    After the first Policy year, the monthly administration charge is $6.00.

Guaranteed administration charges
o The guaranteed maximum monthly administration charge in the first Policy year is 1/12 x ($.60 per $1,000 of face amount) with a minimum monthly charge of $25.
o After the first Policy year, the guaranteed maximum monthly administration charge is $10.00.

The Policy also has a contingent deferred administration charge as part of the surrender charge. The surrender charge applies to total surrender of the Policy and to termination of the Policy at the end of a grace period (see CHARGES AND DEDUCTIONS - Surrender Charge).

The monthly administration charge and the deferred administration charge reimburse us for the administrative expenses of the Policy and the Separate Account. Administration expenses do not include the cost of selling the Policy. They do include the costs of: processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and Policy changes; reporting and overhead. We do not expect to collect more from the administration charges than our actual accumulated expenses.

Mortality and Expense Risks Charge
The mortality risk we assume is that insureds may live for a shorter period of time than we estimate. As a result, we would have to pay a greater amount in death benefits than we collect in premium payments. The expense risk we assume is that expenses incurred in issuing and administering the Policy are greater than we estimated. The Company expects to make a profit from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies.

Each month during the first nine Policy years, we deduct a charge for these risks at an annual rate of 0.90% of Divisions of the Separate Account. Each month thereafter, we deduct a charge at an annual rate of 0.27% of Divisions of the Separate Account.

We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.90%. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.


During the twelve month period ending December 31, 2000, mortality and expense risks charges totaled $2,074,990 for these Policies.


Transaction Fees
A transaction fee of the lesser of $25 or 2% of the surrender amount applies to each partial surrender and is withdrawn in the same proportion as the allocation used for the most recent monthly Policy charge.

Surrender Charge
Surrender charges vary based on the target premium of the Policy and the premiums paid. If you decide to cancel your Policy, a surrender charge could be deducted from your accumulated value and reduce the amount paid to you (net surrender value). The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.

The net surrender value equals the accumulated value less any surrender charges, loans and loan interest. In addition:
o    surrender charges apply within the first ten Policy years;
o any requested increase in face amount carries its own surrender charge period that begins on the adjustment date; and
o surrender charges are not affected by any decrease in face amount or any change in face amount resulting in a change of death benefit option.

Surrender charges have two components - the contingent deferred sales charge and the contingent deferred administration charge.
o The contingent deferred sales charge is assessed to recover expenses relating to the sale of the Policy. These include commissions, advertising and printing of prospectuses and sales literature.
o The contingent deferred administration charge is intended to reimburse the company for administrative expenses in issuing the Policy. These expenses include processing the application and setting up records.

Surrender charges on the Policy decrease after year five. Please refer to your Policy data pages for the Table of Maximum Surrender Charges.

All or a portion of the surrender charge is waived on Policies issued with an accounting benefit rider. The waiver applies to total surrender of Policies in early Policy years. An accounting benefit rider may be issued to a corporate owner of a Policy. The rider is designed to permit the corporation to reflect greater Policy values on its financial statements in early Policy years than would otherwise be permitted.


During the twelve month period ended December 31, 2000, we collected $2,624,359 in surrender charges from these Policies.


Contingent deferred sales charge (CDSC)

The contingent deferred sales charge is equal to 47.25% of the lesser of 1) the sum of all premiums paid up to date, or 2) the target premium total as calculated below.

The target premium total used to calculate the CDSC is the target premium times a multiplier based on a) the age of the insured and b) the state in which the Policy was issued. The target premium can be found in Appendix B. The multiplier is shown in the table below:

                                         Target Premium Multiplier

    Insured's Age            All States
     on Issue or            Except Oregon
   Adjustment Date          and New York            New York             Oregon

        0-45                  2.00                     2.00               2.00
        46-50                 2.00                     1.90               2.00
        51-55                 2.00                     1.75               2.00
        56-60                 2.00                     1.65               2.00
        61-65                 2.00                     1.55               2.00
        66-70                 1.50                     1.50               1.45
        71-75                 1.08                     1.10               1.05
        76-80                 0.80                     0.80               0.80
        81-85                 0.48                     0.50               0.50


 CDSC Example:     target premium (50 x 6.12 (from Appendix B))      $306.00

                   target premium multiplier (from table above)         2.00

                   target premium total for CDSC                     $612.00

 The target premium total ($612.00 is less than the total of all premiums paid ($822.00)). The CDSC is 47.25% x $612.00
 ($289.17).

 The example assumes:       insured's age:  22                   issue state:  Florida       adjustments:  none
                            insured's gender:  Male              face amount:  $50,000       years in force:  4
                            premiums paid to date:  $822.00


Contingent deferred administration charge (CDAC)

The contingent deferred administration charge is $3 per $1,000 of face amount. The CDAC is subject to a maximum of $1,500.


    CDAC Example:             face amount             $50,000

                              divided by                1,000

                                                           50
                              times                     $3.00

                              CDAC is                 $150.00

 The example assumes:       insured's age:  22                   issue state:  Florida       adjustments:  none
                            insured's gender:  Male              face amount:  $50,000       years in force:  4
                            premiums paid to date:  $822.00


Surrender charge percentage

The  surrender  charge  during  any  Policy  year is equal to (a plus b) times c where:
a    is the CDSC;
b    is the CDAC; and
c    is the applicable surrender charge percentage shown below:

                        Surrender Charge Percentage Table

 Number of years since Policy                   The following percentage of
date and/or the adjustment date                 surrender charge is payable

          1 through 5                                     100.00%
              6                                            95.24
              7                                            85.71
              8                                            71.43
              9                                            52.38
             10                                            28.57
         11 and later                                      00.00


 Surrender Charge Example:     CDSC                                     $289.17
                               plus CDAC                                 150.00

                                                                        $439.17
                               times the applicable percentage          100.00%

                               total surrender charge                   $439.17

 The example assumes:       insured's age:  22                   issue state:  Florida       adjustments:  none
                            insured's gender:  Male              face amount:  $50,000       years in force:  4
                            premiums paid to date:  $822.00


When the face amount on a Policy is increased, the surrender charge on the additional face amount is calculated separately. For example, if the above Policy had a face increase of $10,000 in Policy year 3, the surrender charge on the original face amount would be calculated as shown above. The surrender charge on the face amount increase is calculated separately based on the insured's age at the time of the increase. The surrender charges are added together to determine the total surrender charge. In this example, in Policy year 11 the surrender charge on the original face amount is zero and the surrender charge on the face amount increase applies for an additional 3 years (for a total of 11 years after the face amount increase).

Sales Charge Limitations
If you surrender your Policy within two years of issue or of an increase in face amount, a sales charge refund is made to the extent that the total sales charge deducted exceeds (a) plus (b), where:
(a)  is 30% of actual premium payments made up to the lesser of:
     o   one guideline annual premium; or
     o   the maximum amount of premiums subject to the deferred sales charge.
(b) is 10% of the premiums paid in excess of one guideline annual premium, up to the lesser of:
     o   two guideline annual premiums; or
     o   the maximum amount of premiums subject to the deferred sales charge.


Effective May 21, 2001, the "Sales Charge Limitation" no longer applies in states where permissible. this change only applies to Policies issued after May 21, 2001. Please consult with your sales representative for availability.




Other Charges
The assets of each Division are used to purchase shares in a corresponding underlying mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the underlying mutual fund. Current management fees and operating expenses for each underlying mutual fund are shown in the section entitled THE UNDERLYING MUTUAL FUNDS.

Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis.
o group arrangement - program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis.
o sponsored arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
o employees, officers, directors, agents and immediate family members of the group or sponsored arrangement, and
o    employees of agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments).

Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to arrangements.

We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.

In addition, groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, expanded non-medical underwriting and guaranteed issue underwriting.

THE FIXED ACCOUNT


You may allocate net premiums, and transfers from Divisions of the Separate Account(s), to the Fixed Account. The Fixed Account is part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the 40 Act, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Account from our home office or from a sales representative.


Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of assets in the General Account.

We guarantee that net premiums allocated to the Fixed Account accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

The mortality and expense risks charge is not imposed on amounts in the Fixed Account. The value of your Fixed Account on any valuation day is:
o    net premiums allocated to the Fixed Account
o    plus transfers from the Divisions of the Separate Account(s)
o    plus interest credited to the Fixed Account
o    minus surrenders, surrender charges and monthly Policy charges
o    minus transaction fees allocated to the Fixed Account
o    minus transfers to the Loan Account
o    minus transfers to Divisions of the Separate Account.

POLICY TERMINATION AND REINSTATEMENT

Policy Termination
When the Policy terminates, all of your Policy rights and privileges end.

You must make an initial minimum monthly premium payment to have coverage under the Policy. A minimum premium is required during the first 24 Policy months. During the first 24 Policy months:
o The sum of the premiums paid must be at least equal to the minimum required premium on a monthly date.
o The minimum required premium on a monthly date is the sum of the minimum monthly premium since the Policy date to the most recent monthly date. The current minimum monthly premium is shown on your current data pages.
o We will send you a pending lapse notice if you have made insufficient premium payments.

After the first 24 Policy months or any time a Policy loan is taken:
o The net surrender value of your Policy must at least equal the monthly Policy charge on a current monthly date.
o If your Policy has a death benefit guarantee rider, its premium must be paid.
o We will send you a pending lapse notice if you have made insufficient premium payments.
o Making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force.

Grace Period

The grace period begins when we send you a notice of pending lapse.  The notice:
o    is mailed to your last known post office address;
o    shows the minimum payment required to keep the Policy in force; and
o    shows the 61-day period during which we will accept the required payment.

If the grace period begins because the sum of the premiums paid is less than the minimum required premium, the minimum payment is (a) minus (b) where:
(a) is the minimum required premium due on the second monthly date following the beginning of the grace period, and
(b)  is the sum of the premiums paid since the Policy date.

If the grace period ends before we receive the minimum payment, we will pay you any remaining Policy value which is (a) minus (b) where:
(a) is the net surrender value on the monthly date on or immediately preceding the start of the grace period, and
(b)  is the two monthly Policy charges during the grace period.

If the grace period begins because the net surrender value is less than the current monthly Policy charge, the minimum payment is equal to (a) plus (b) divided by (c) where:
(a) is the amount by which the surrender charge is more than the Policy value on the monthly date on or immediately preceding the start of the grace period;
(b)  is three monthly Policy charges; and
(c)  is one minus the maximum premium expense charge percentage.

To cover past due Policy charges, if the grace period ends before we receive the minimum payment, we keep any remaining value in the Policy. This payment is intended to 1) reimburse us for the monthly Policy charges during the grace period, and 2) provide enough Policy value to pay the monthly Policy charge on the first monthly date after the grace period.

Due to possible adverse market fluctuations, there is no guarantee that the amount requested at the beginning of the grace period is enough to pay the monthly Policy charges as they are processed. If the net surrender value is not at least as much as the monthly Policy charge on any monthly date, a new 61-day grace period starts.

The Policy is in force during a grace period. If we do not receive the required payment, the Policy terminates as of the monthly date on or immediately preceding the start of the grace period. If the insured dies during a grace period, Policy proceeds are reduced by:
o    all monthly Policy charges due and unpaid at the insured's death; and
o    any Policy loans and unpaid loan interest.

The Policy also terminates  when:
o    you make a total Policy surrender;
o    death proceeds are paid; and
o    maturity proceeds are paid.


Effective May 21, 2001 the following "Policy Termination" section is replaced in states where permissible. This change only applies to Policies issued after May 21, 2001. Please consult with your sales representative for availability.


Policy Termination
When the Policy terminates, all of your rights and privileges end.


Grace Period
If the net surrender value on any monthly date is less than the monthly policy charge, a 61 day grace period begins. However, we guarantee this Policy will stay in force during the first 5 Policy years when (A minus B) is greater than or equal to (C), where:
     A.   is the sum of premiums paid;
     B. is the sum of all existing loans, loan interest accrued and not paid, partial surrenders, and transaction charges to the most recent monthly date; and
     C. is the sum of the minimum monthly premiums from the policy date to the most recent monthly date.


The grace period begins when we mail a notice of impending Policy termination to you. The notice is sent to your last post office address known to us.


If by the end of the grace period we do not receive a payment equal to at least any Policy loans and unpaid loan interest, your Policy terminates as of the date the first Monthly Policy Charge was due but not paid.


If the insured dies during a grace period, we will pay the death proceeds to the beneficiary(ies).

Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
o    prior to the maturity date and while the insured is alive;
o upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
o    if you make a payment of a reinstatement premium which is equal to (a) plus
     (b) divided by (c) where:
     (a) is the amount by which the surrender charge is more than the Policy value on the monthly date at the start of the grace period before the monthly Policy charge is deducted;
     (b)  is three monthly Policy charges; and
     (c) is one minus the maximum premium expense charge percentage (see CHARGES AND DEDUCTIONS - Premium Expense Charge); and
o if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

If a Policy loan or loan interest was unpaid when the Policy terminated, the Policy loan must be reinstated or repaid (loan interest is not collected for the period the Policy was terminated).

We do not require payment of monthly Policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held without interest until the reinstatement date. They are allocated to your selected Divisions of the Separate Account and/or Fixed Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same Policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.

If you reinstate your Policy and then it is totally surrendered, a surrender charge may be imposed. The charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not credited toward the number of Policy years to make this calculation.


Effective May 21, 2001 the "Reinstatement" section is replaced with the following in states where permissible. This change only applies to Policies issued after May 21, 2001. Please consult with your sales representative for availability.



Reinstatement
If this Policy ends as described under "Grace Period", and you have not surrendered your Policy for cash, you may reinstate it provided:
     1.  such reinstatement is prior to the maturity date;
     2.  the insured is alive;
     3.  not more than three years have elapsed since the Policy terminated;
     4. you supply evidence which satisfies us that the insured is insurable under our underwriting guidelines then in effect;
     5. you either repay or reinstate any Policy loans and unpaid loan interest on this Policy existing at termination; and
     6.  you make the appropriate payment as defined by a. or b. below;
          a. if your Policy lapses in the first five Policy years, you must pay at least the greater of:
               1. three monthly policy charges divided by (1 minus the maximum premium expense charge); or
               2.   three minimum monthly premiums.
          b. if your Policy lapses after the first five Policy years, you must pay at least A plus B where:
               A. is the amount by which the surrender charge is more than the accumulated value on the monthly date on or preceding the grace period;
               B. is three monthly policy charges divided by (1 minus the maximum premium expense charge.)


Reinstatement is effective on the monthly date on or next following the date we approve it. Your surrender charges upon reinstatement are calculated as if the Policy had never ended.

OTHER MATTERS

Voting Rights
We vote underlying mutual fund shares held in the Separate Account at shareholder meetings. We follow the voting instructions received from people having the voting interest in the Divisions of the Separate Account.

You have a voting interest under a Policy. You have one vote for each $100 of Policy value in the Divisions of the Separate Account. Fractional votes are allocated for amounts less than $100. The number of votes on which you have the right to instruct us is determined as of a date established by the mutual fund for setting the shareholders eligible to vote.


According to procedures adopted by the underlying mutual fund, voting instructions are solicited by a written proxy statement before a shareholder meeting. We vote shares for which no voting instructions are received, in the same proportion as the shares for which we receive voting instructions.
Underlying mutual fund shares held in our General Account are voted in proportion to instructions that are received with respect to the participating contracts.


If we determine, under applicable law, that underlying mutual fund shares need not be voted according to the instructions received, we may vote the underlying mutual fund shares held in the Separate Account in our own right.


We may, when required by state insurance regulatory authorities, disregard voting instructions. This may be done if the instructions would require shares to be voted to:
o change a subclassification or investment objective of the underlying mutual fund; or
o    disapprove an investment  advisory  contract of the underlying mutual fund;
     or
o approve changes initiated by an owner in the investment policy or investment advisor of the underlying mutual fund if we reasonably disapprove of the changes.


The change would be disapproved only if:
o    the proposed change is contrary to state law;
o    prohibited by state regulatory authorities; or
o we determine the change is inconsistent with the investment objectives of the underlying mutual fund.
If we disregard voting instructions, a summary of the action and the reason for the actions will be included in the next semiannual report from the underlying mutual fund to owners.


Statement of Values
You receive an annual statement at the end of each Policy year. The statement will show:
o    current death benefit;
o    current Policy value and surrender value;
o    all premiums paid since the last statement;
o    all charges since the last statement;
o    any Policy loans and unpaid loan interest;
o    any partial surrenders since the last statement;
o    the number of units and unit value;
o total value of each of your interest in Divisions of the Separate Account and the Fixed Account;
o    designated beneficiary(ies); and
o    all riders included in the Policy.


You will also receive a statement as of the end of each calendar quarter. At any time, you may request a current statement by telephoning 1-800-247-9988.


We also send you the reports required by the Investment Company Act of 1940 (as amended) ("40 Act")..


Services Available by Telephone
Telephone Instructions


If you elect telephone privileges, instructions for the following transactions may be given to us via the telephone:
o request Policy loan (loan proceeds are mailed only to the owner's address of record);
o    change in allocations of future premium payments;
o    change in allocation of the monthly Policy charge;
o    change to your APR instructions;
o    change to your DCA instructions; and
o    provide instructions for unscheduled transfers.


Telephone instructions:
o may be given by calling us at 1-800-247-9988 between 7 a.m. and 5 p.m. Central Time on any day that the New York Stock Exchange is open;
o must be received by us before the close of the New York Stock Exchange (generally 3:00 p.m. Central Time) to be effective the day you call;
o are effective the next valuation day if not received until after the close of the New York Stock Exchange; and
o    from one joint owner are binding on all joint owners.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the Separate Account and the Company reserve the right to refuse telephone orders. You are liable for a loss resulting from a fraudulent telephone order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner's address of record.

Direct Dial

You may receive information about your Policy from our Direct Dial system between 7:00 a.m. and 9:00 p.m. Central Time, Monday through Saturday. The Direct Dial number is 1-800-247-9988. Through this automated system, you can:
o    obtain information about unit values and Policy values;
o    initiate certain changes to your Policy; and
o    change your personal  identification  number.
Instructions from one joint owner are binding on all joint owners.

Internet
Internet access is available for you at www.principal.com. For security purposes, you need a personal identification number (PIN) to use any of the new internet services, including viewing your Policy information online. If you don't have a PIN, you can obtain one at www.principal.com. You may also elect Internet authorization for your sales representative by providing us written notice.

GENERAL PROVISIONS

The Contract
The entire contract is made up of: applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised Policy or data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.


Optional Insurance Benefits
When you apply for a Policy, you can request any of the supplemental benefit riders that we then make available. Availability and rider benefits may vary from state to state. Selected supplemental benefit riders may increase the monthly deductions from your Policy's account value. The amount that is deducted for selecting a supplemental benefit rider will be stated in the Data Page of your Policy. Our rules and procedures govern eligibility for the riders. Each rider contains specific details that you should review with your sales representative. We may add to, delete from, or modify our offering of the following list of supplemental benefit riders.
o    term insurance options
o    accidental death coverage
o    waiver of monthly Policy charges
o    waiver of premium payments upon disability
o    accelerated benefits in the event
o    extended coverage of terminal illness
o    death benefit guarantees*
o    cost of living increases
o riders that apply only to business owned Policies (such as the accounting benefit rider)*

* These optional insurnace benefits are only available at the time the Policy is issued.



Not all supplemental benefits are available in all states.


Death Benefit Guarantee Rider (also known as the "no lapse guarantee rider")

This rider provides that if the rider premium is paid, the Policy does not lapse even if the net surrender value is not enough to pay the monthly Policy charges on a monthly date. This rider terminates at the later of the insured turning age 65 or 5 years following the Policy's issuance. This rider is automatically made a part of the Policy if the planned periodic premium is equal to or greater than the death benefit guarantee premium or if the first year paid premium is large enough to satisfy the death benefit (no lapse) guarantee premium requirement for one year.

The death benefit (no lapse) guarantee premium  requirement is met if:
o    the sum of all premiums paid
o    minus any partial surrenders
o minus any Policy loans and unpaid loan interest is at least as much as the sum of death benefit guarantee monthly premiums from the Policy date to the most recent monthly date. Your most recent death benefit (no lapse) guarantee premium is shown on your current data page.

The death benefit (no lapse) guarantee premium is based on the issue age, gender (where permitted by law) and risk classification of the insured. The monthly death benefit (no lapse) guarantee premium is considered to be zero for any month that deductions are being waived. This premium may change if:
o    the Policy face amount is changed;
o    the death benefit option is changed;
o    a rider is added or deleted; or
o    an adjustment is made to your Policy.
As a result of a change, an additional premium may be required to satisfy the new death benefit (no lapse) guarantee premium.

If on any monthly date, the death benefit (no lapse) guarantee premium requirement is not met, we send you a notice stating the premium required to reinstate the rider. If the premium required to maintain the guarantee is not received in our home office before the expiration of the 61-day grace period (which begins when the notice is mailed), the death benefit (no lapse) guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.

This rider is not available in Massachusetts.

Extended Coverage Rider

This Rider allows the Policy owner, under most circumstances, to extend the Policy's maturity date to the date of the insured's death. This rider may be added any time prior to the insured's 95th birthday without additional underwriting. Policy benefits are paid to the beneficiary as income tax-free death proceeds.

This rider is not available in Massachusetts.


Estate Tax Repeal Benefit Rider

This rider allows the Policy owner to surrender their Policy and receive the Policy value on the date of surrender, plus any premium expense charge, administration charge and mortality and expense risk charge which are deducted from the Policy date. The surrender value is reduced by any Policy loans and unpaid Policy loan interest outstanding on the date of surrender.

The rider may be exercised if the following occurs:
1. The Federal Estate Tax Law imposed under Subtitle B of the Internal Revenue Code of 1986 is fully repealed by:
     a.   a Federal tax law enacted on or before December 31, 2001.
     b. a full repeal of the estate tax is effective on or before December 31, 2015; and
2. We receive a written request from you for the surrender within 30 days of the enactment date of federal tax law(s) which meet the criteria described in 1.a and 1.b above.

Please consult with your sales represntative for availability.






Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

Ownership
You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Unless changed, the owner(s) is as named in the application. The owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if the Policy is surrendered, death or maturity proceeds are paid, or if the grace period ends without our receiving the payment required to keep the Policy in force. The rights and privileges end as of the monthly date on or immediately preceding the start of the grace period.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeed to that person's ownership interest, unless otherwise specified. If all owners die before the Policy terminates, ownership of the Policy passes to the insured. With our consent, you may specify a different arrangement for contingent ownership.

Beneficiary
You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the death of the surviving insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the benefit options of the Policy. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit instructions are revoked.

Benefit Payment Options
While the insured is alive, you may arrange for death proceeds to be paid in a lump sum or under one of several fixed benefit payment options. These choices are also available if the Policy is surrendered or matures.

o  Special Benefit Arrangement
   A specially designed benefit option may be arranged with our approval.
o  Proceeds left at interest
     We hold the amount of the benefit on deposit. Interest payments are made annually, semiannually, quarterly or monthly as selected.

o  Fixed Income
   We pay income of a fixed amount for a fixed period (not exceeding 30 years).
o  Life Income
     We pay income during a person's lifetime. A minimum guaranteed period may be used.
o  Joint and Survivor Life Income
   We pay income during the lifetime of two people and continue until the death of the survivor. This option includes a minimum guaranteed period of 10 years.
o  Joint and Two-thirds Survivor Life Income
   We pay an income during the lifetime of two people and two-thirds of the original amount during the remaining lifetime of the survivor.

Interest will be applied to calculate the above benefit payment options. We determine the interest rate which will not be less than the rate required by state law.

Right to Exchange Policy
During the first 24 months after the Policy date (except during a grace period), you have the right to exchange your Policy for any other form of fixed benefit individual life insurance Policy (other than term insurance) that we make available for this purpose. No charge is imposed on this exchange. Your exchange request must be postmarked or delivered to our home office before the end of the 24-month period. The exchange is effective when we receive:
         1) your written request
         2) any amount required as an adjustment, and
         3) surrender of the Policy

You may also exchange the Policy for a fixed-benefit, flexible premium Policy we make available for this purpose if there is a material change in the investment policy of a Division (see GENERAL PROVISIONS - Addition, Deletion or Substitution of Investments). In addition, you have the right to exchange a face amount increase for a fixed-benefit, flexible premium policy we make available for this purpose at any time during the first 24 months after the increase (but not during a grace period) (see DEATH BENEFITS AND RIGHTS - Adjustment Options).

The new Policy:
o must be the same face amount, or the same amount at risk, as the original Policy did at the time of your request;
o    has the same insured as the original Policy;
o    premiums are based on the same gender, issue age and risk classification;
o payments and cash values or Policy values may be adjusted to reflect variances, if any, in the payments and Policy values under the Policy and the new Policy;
o    minimum benefits are fixed and guaranteed;
o    does not participate in the investment  experience of the Separate Account;
     and
o    does not require evidence of insurability.

Any Policy loan and loan interest must be:
o    repaid before the exchange; or
o    transferred to the new Policy.

Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new Policy. Two conditions must be met:
o in your written request for the exchange, you must indicate that the rider(s) should be part of the new Policy; and
o the similar benefit rider(s) is available for the new Policy on the effective date of the benefit rider for the Policy based on the same issue age, gender and risk classification of the insured under the Policy.


Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.


Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. The time limit in the incontestability period does not apply to fraudulent misrepresentations.

Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the Policy date (or two years from the date of face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the Policy date, our only liability is a refund of premiums paid, without interest, minus any Policy loans and unpaid loan interest and partial surrenders. In the event of suicide within two years of a face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. Any refund will be paid to the beneficiary(ies).


Delay of Payments
Payment due to exercise of your rights under the free-look provision, surrenders, Policy loans, death or maturity proceeds, and transfers to or from an Divisions of the Separate Account are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, total or partial surrender, Policy loan, death, maturity or the transfer to or from a Divisions of the Separate Account may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the 40 Act.


The right to sell shares may be suspended during any period when:
o trading on the New York Stock Exchange is restricted as determined by the SEC or when the Exchange is closed for other than weekends and holidays, or
o    an emergency  exists,  as  determined  by the SEC, as a result of which:
     o disposal by a fund of securities owned by it is not reasonably practicable;
     o it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
     o    the SEC permits suspension for the protection of security holders.

If payments are delayed and your instruction is not canceled by your written instruction, the amount of the transaction is determined the first valuation date following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


Market Timing Disclosure
The Policy does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Policy owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any Division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Policy owners. These modifications could include, but not be limited to:
o    requiring a minimum time period between each transfer;
o not accepting transfer requests from someone providing them for multiple Policies for which he or she is not the owner; or
o limiting the dollar amount that a Policy owner may transfer at any one time.


Addition, Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgement, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
o transfer assets in any Division to another Division of the Separate Account or to the Fixed Account;
o    add, combine or eliminate Divisions in the Separate Account; or
o    substitute the units of Division for units in any Division:
     o if shares of an underlying mutual fund are no longer available for investment; or
     o if in our judgement, investment in an underlying mutual fund becomes inappropriate considering the purposes of the Separate Account.


If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Divisions of the Separate Account and/or the Fixed Account without charge. In the alternative, you may exchange the Policy for a fixed-benefit, flexible premium life insurance policy we offer for this purpose. You may exercise this exchange privilege until the latter of 60 days after: 1) the effective date of the change; or 2) the date you receive a notice of the options available. You may only exercise this right if you have an interest in the affected Division(s). The face amount of the new Policy is the death benefit of the Policy on the date of the exchange.


DISTRIBUTION OF THE POLICY

We intend to sell the Policies in all jurisdictions where we are licensed. The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934, who are members of the National Association of Securities Dealers, Inc. (NASD).


The Policies will be distributed by the general distributor, Princor Financial Services Corporation (Princor), which is an affiliate of ours, pursuant to a contract dated January 2, 1996. The distribution contract may be terminated by either party upon 60 day notice. Princor was incorporated in the State of Iowa on May 1, 1968, and is also a securities broker-dealer registered with the SEC as well as a member of the NASD. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.


For Policies sold through Princor, commissions generally will be no more than 50% of premium received in the first Policy year, or the first year following an adjustment, up the planned periodic premium (not to exceed target premium). In addition, a commission of up to 3% of premium above the lesser of planned periodic or target premium received in the first Policy year (or first year following an adjustment) may be paid. In the second through tenth years following the Policy date (or adjustment date), commissions range from 0% to 2% of premiums received. A service fee of up to 2% is paid on premiums received after the second Policy year. Expense allowances may be paid to agents and brokers based on premiums received.


For the twelve month period ended December 31, 2000, we paid Princor $20,140,889 to compensate registered representatives of Princor for sale of these Policies.


OFFICERS AND DIRECTORS OF PRINCIPAL MANAGEMENT CORPORATION

The officers and directors of the investment advisor, Principal Management Corporation, are shown below. This list includes some of the same people (designated by *), who are serving in the same capacities as officers and directors of the underwriter, Princor Financial Services Corporation. The principal business address for each officer and director is: Principal Financial Group, Des Moines, Iowa 50392.


*JOHN E. ASCHENBRENNER              Director
*PATRICIA A. BARRY                  Assistant Corporate Secretary
*CRAIG L. BASSETT                   Treasurer
*MICHAEL T. DALEY                   Director
*RONALD L. DANILSON                 Executive Vice President and Chief Operating Officer
*DAVID J. DRURY                     Director
*RALPH C. EUCHER                    Director and President
*ARTHUR S. FILEAN                   Senior Vice President
*DENNIS P. FRANCIS                  Director
*PAUL N. GERMAIN                    Vice President - Mutual Fund Operations
*ERNEST H. GILLUM                   Vice President - Product Development
*J. BARRY GRISWELL                  Chairman of the Board and Director
*JOYCE N. HOFFMAN                   Vice President and Corporate Secretary
*JOHN R. LEPLEY                     Senior Vice President - Marketing and Distribution
*KELLY A. PAUL                      Assistant Vice President - Business Systems and Technology
*RICHARD L. PREY                    Director
  LAYNE A. RASMUSSEN                Controller - Mutual Funds
*MICHAEL J. ROUGHTON                Counsel
*JAMES F. SAGER                     Vice President
  JEAN B. SCHUSTEK                  Assistant Vice President - Registered Products
*KAREN E. SHAFF                     Director
*KIRK L. TIBBETTS                   Senior Vice President and Chief Financial Officer



EXECUTIVE OFFICERS OF PRINCIPAL LIFE INSURANCE COMPANY (OTHER THAN DIRECTORS):


JOHN EDWARD ASCHENBRENNER           Executive Vice President
PAUL FRANCIS BOGNANNO               Senior Vice President
GARY MERLYN CAIN                    Senior Vice President
MICHAEL THOMAS DALEY                Executive Vice President
CHARLES ROBERT DUNCAN               Senior Vice President
DENNIS PAUL FRANCIS                 Senior Vice President
MICHAEL HARRY GERSIE                Executive Vice President and Chief Financial Officer
THOMAS JOHN GRAF                    Senior Vice President
ROBB BRYAN HILL                     Senior Vice President
JOYCE NIXSON HOFFMAN                Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON               Senior Vice President
ELLEN ZISLIN LAMALE                 Senior Vice President and Chief Actuary
MARY AGNES O'KEEFE                  Senior Vice President
RICHARD LEO PREY                    Executive Vice President
KAREN ELIZABETH SHAFF               Senior Vice President and General Counsel
ROBERT ALLEN SLEPICKA               Senior Vice President
NORMAN RAUL SORENSEN                Senior Vice President
CARL CHANSON WILLIAMS               Senior Vice President and Chief Information Officer
LARRY DONALD ZIMPLEMAN              Senior Vice President



DIRECTORS OF PRINCIPAL LIFE INSURANCE COMPANY

Principal Life Insurance Company is managed by a Board of Directors. The directors, their positions with the Company, including Board Committee memberships, and their principal occupation during the last five years, are as follows:


Name, Positions and Offices         Principal Occupation During Last 5 Years


BETSY  JANE BERNARD                 Executive Vice President, U.S. West since 1998. President and Chief Executive Officer,
Director                            since 1998. President and Chief Executive Officer, AVIRNEX Communications Group
Member, Nominating Committee        since 1997. President and Chief Executive Officer, Pacific Bell Communications since 1995.

JOCELYN CARTER-MILLER               Corporate Vice President and Chief Marketing Officer, Motorola, Inc. since 1999. Vice
Director                            President, 1998-1999; Vice President and General Manager, since 1997. Prior thereto,
Member, Audit Committee             Vice President of Latin American and Caribbean Operations of Motorola.

DAVID JAMES DRURY                   Chairman, Principal Life Insurance Company since 2000. Chairman and Chief Executive
Director, Chairman of the Board     Officer 1995-2000.
Chair, Executive Committee

CHARLES DANIEL GELATT, JR.          President, NMT Corporation since 1986.
Director
Member, Executive Committee
Chair, Human Resources Committee

JOHN BARRY GRISWELL                 President and Chief Executive Officer, Principal Life Insurance Company since 2000.
Director                            President 1998-2000; Executive Vice President 1996-1998; Senior Vice President
1991-1996.

CHARLES SAMUEL JOHNSON              Retired. Executive Vice President of DuPont 1999-2000. Chairman, President and
Director                            Chief  Executive Officer, Pioneer Hi-Bred International, Inc. 1996-1999; President
Member, Audit Committee             and Chief Executive Officer 1995-1996; President and Chief Operating Officer 1995.

WILLIAM TURNBALL KERR               Chairman, President & Chief Executive Officer, Meredith Corporation since 1998.
Director                            President and Chief  Executive Officer, 1997-1998; President and Chief Operating
Member, Executive Committee and     Officer 1994-1997. Prior thereto, Executive Vice President.
Chair, Nominating Committee

LEE LIU                             Chairman Alliant Energy Corporation since 1998. Chairman and Chief Executive
Director                            Officer, IES Industries, Inc., 1996-1998. Prior thereto, Chairman, President and
Member, Executive and Human         Chief Executive Officer.
Resources Committees

VICTOR HENDRIK LOEWENSTEIN          Managing Partner, Egon Zehnder International since 1979.
Director
Member, Nominating Committee

RONALD DALE PEARSON                 Chairman, President and Chief Executive Officer, Hy-Vee, Inc. since 1989.
Director
Member, Human Resources Committee

FEDERICO FABIAN PENA                Senior Advisor of Vestar Capital Partners since 1998. Secretary, U.S. Department of
Director                            Energy 1996-1998; Secretary, U.S. Department of Transportation 1993-1996.
Member, Audit Committee

JOHN ROY PRICE                      Managing Director, The Chase Manhattan Corporation since 1996. Prior thereto,
Director                            Managing Director, Chemical Banking Corporation.
Member, Nominating Committee

DONALD MITCHELL STEWART             Senior Program Officer and Special Advisor to the President at the Carnegie
Director                            Corporation of New York since 1999. President, The College Board, 1986-1999.
Member, Human Resources Committee

ELIZABETH EDITH TALLETT             President & CEO of Dioscor, Inc. & Serex, Inc. since 1996. President and Chief
Director                            Executive Officer, Transcell Technologies, Inc. 1992-1996.
Chair, Audit Committee

FRED WILLIAM WEITZ                  President and Chief Executive Officer, Essex Meadows, Inc. since 1995.
Director
Member, Human Resources Committee


STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa or her representatives at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or Policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations that are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy. You should consult a qualified tax adviser about the tax implications of taking action under a Policy.

Tax Status of the Company and the Separate Account
We are taxed as an insurance company under subchapter L of the Code. The Separate Account is not a separate taxable entity. Its operations are taken into account by us in determining our tax liability. All Separate Account investment income and realized net capital gains are reinvested and taken into account in determining Policy values and are automatically applied to increase the book reserves associated with the Policies.

Charges for Taxes
We impose a federal tax charge equal to 1.25% of premiums received under the Policy to compensate us for the federal income tax liability we incur by reason of receiving those premiums. We believe that this charge is reasonable in relation to the increased tax burden the Company incurs as a result of Section 848 of the Code. No other charge is currently made to the Separate Account for federal income taxes of the Company that may be attributable to the Separate Account. Periodically, we review the appropriateness of charges to the Separate Account for federal income taxes. In the future, a charge may be made for federal income taxes incurred by us and attributable to the Separate Account. In addition, depending on the method of calculating interest on Policy values allocated to the Fixed Account, a charge may be imposed for the Policy's share of our federal income taxes attributable to the Fixed Account.

Under current law, we may incur state or local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change attributable to state or local taxes, we reserve the right to charge the Separate Account for the portion of taxes, if any, attributable to the Separate Account.

Diversification Standards
The Policy should qualify as a life insurance contract as long as the underlying investments for the Policy satisfy diversification requirements of Section 817(h) of the Code.

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Code.
o The Policy qualifies if it satisfies a cash value accumulation test or a guideline premium requirement and falls within a cash value corridor.
o If at any time a premium is paid which would result in total premiums exceeding the current maximum premium allowed, we only accept that portion of the premium which would make the total premiums equal the maximum.

Modified Endowment Contract Status
Section 7702A of the Code sets forth a classification of life insurance policies known as "Modified Endowment Contracts." Policy loans and partial surrenders from a Policy that is classified as a modified endowment contract are taxable as ordinary income to the owner in an amount equal to the lesser of the amount of the loan/partial surrender or the excess of Policy value over the owner's investment in the Policy. Additionally, taxable distributions are subject to a federal income tax penalty of 10% unless the payment is:
o    made after the owner attains age 59 1/2;
o    attributable to the taxpayer becoming disabled; or
o part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer.

Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you contemplate a large premium payment under this Policy, and you wish to avoid modified endowment contract status, you may contact us before making the payment and we will tell you the maximum amount which can be paid into the Policy before it would become a modified endowment contract.

Policy Surrenders and Partial Surrenders
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Policy loan, upon surrender or lapse, is added to the cash surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

A total surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. During the first 15 Policy years, an amount may be taxable prior to your tax-free recovery of your investment in the Policy if the partial surrender results in or is necessitated by a reduction in death benefits. A qualified tax advisor should be consulted regarding the tax consequences of any partial surrender during the first 15 Policy years.

The increase in Policy value of the Policy is not included in gross income unless and until there is a total surrender or partial surrender under the Policy. A complete surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the Divisions of the Separate Account and/or the Fixed Account are not considered as distributions from the Policy and would not be considered taxable income.

Policy Loans and Loan Interest
Loans received under the Policy are generally recognized as loans for tax purposes and are not considered to be distributions subject to tax. Interest paid to us as a result of a Policy loan may or may not be deductible depending on a number of factors. Due to the complexity of these factors, you should consult a competent tax advisor as to the deductibility of interest paid on Policy loans. If the Policy is a modified endowment contract, a Policy loan is taxable to an amount equal to the lesser of the amount of the loan or the excess of Policy value over the owner's investment in the Policy.

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the owner's exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year's increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of 1) the premiums paid on that Policy in the year of death, and 2) the corporation's basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation's tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S corporations. Such tax also does not apply to "Small Corporations" as defined by section 55(c) of the Code. Corporations with gross receipts of $5,000,000 or less for their first taxable year after 1996 with gross receipts not exceeding $7,500,000 after the first taxable year will meet this definition.

Exchange or Assignment of Policies
A change of Policy or insured, or an exchange or assignment of a Policy may have tax consequences. An assignment or exchange may result in taxable income to the transferring owner. For complete information with respect to Policy assignments and exchanges, a qualified tax advisor should be consulted.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect.

Taxation of Accelerated Death Benefits
We provide accelerated death benefits on a lien basis. It is unclear as to whether benefits paid under this rider are taxable. For information regarding taxation of accelerated death benefits, a qualified tax advisor should be consulted.

Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies. Any person concerned about the estate implications of the Policy should consult a competent tax advisor.

EMPLOYEE BENEFIT PLANS
The United States Supreme Court has held that optional annuity benefits under a qualified deferred compensation plan cannot vary on the basis of gender. Polices are available for use in connection with employment related insurance or benefit plans which do not vary between male and female insured of a particular age and underwriting classification. A competent tax advisor should be consulted on these matters.

LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Policies, including our right to issue Policies under Iowa Insurance Law, have been passed upon by Karen
E. Shaff, Senior Vice President and General Counsel.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

REGISTRATION STATEMENT
This prospectus omits some information contained in the registration statement that we have filed with the SEC. Statements contained in this prospectus are summaries of the contents of the Policy and other legal documents.

OTHER VARIABLE INSURANCE CONTRACTS
The Company currently offers other variable life contracts that participate in the Separate Account. In the future, we may designate additional group or individual variable insurance contracts as participating in the Separate Account.

Reservation of Rights
The Company reserves the right to amend or terminate the special plans described in this prospectus. Such plans include preauthorized premium payments, dollar cost averaging (DCA) and automatic portfolio rebalancing (APR). You would be notified of any such action to the extent required by law.

INDEPENDENT AUDITORS
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of Principal Life Insurance Company are included in this prospectus. Those statements have been audited by Ernst & Young LLP, independent auditors, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

FINANCIAL STATEMENTS
The consolidated financial statements of Principal Life Insurance Company which are included in this prospectus should be considered only as it relates to our ability to meet our obligations under the Policy. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES
Your questions should be directed to: PrinFlex Life(R), Principal Financial Group, P.O. Box 9296, Des Moines, Iowa 50306-9296, 1-800-247-9988.




                         Report of Independent Auditors





Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of Principal Life Insurance Company Variable Life Separate Account (comprised of the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Value, Fidelity Contrafund, Fidelity Equity Income, Fidelity High Income, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, Money Market, Putnam Global Asset Allocation, Putnam Vista, Putnam Voyager, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities Divisions) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the respective divisions of Principal Life Insurance Company Variable Life Separate Account at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
February 9, 2001



                        Principal Life Insurance Company
                         Variable Life Separate Account

                            Statements of Net Assets

                               December 31, 2000




Assets
Investments:
   Aggressive Growth Division:
     Aggressive Growth Account - 2,256,883 shares at net asset value of $20.37 per
       share (cost - $46,719,608)                                                             $  45,972,711
   Asset Allocation Division:
     Asset Allocation Account - 459,836 shares at net asset value of $12.02 per share
       (cost - $5,926,974)                                                                        5,527,233
   Balanced Division:
     Balanced Account - 776,244 shares at net asset value of $15.43 per share
       (cost - $12,067,919)                                                                      11,977,437
   Bond Division:
     Bond Account - 770,911 shares at net asset value of $11.78 per share
       (cost - $8,896,611)                                                                        9,081,333
   Capital Value Division:
     Capital Value Account - 928,689 shares at net asset value of $30.72 per share
       (cost - $30,823,307)                                                                      28,529,336
   Fidelity Contrafund Division:
     Fidelity Variable Insurance Products Fund II: Contrafund Portfolio -
       1,490,541 shares at net asset value of $23.74 per share (cost - $36,425,024)              35,385,437
   Fidelity Equity Income Division:
     Fidelity Variable Insurance Products Fund: Equity Income Portfolio -
       532,017 shares at net asset value of $25.52 per share (cost - $12,913,433)                13,577,072
   Fidelity High Income Division:
     Fidelity Variable Insurance Products Fund: High Income Portfolio - 222,675 shares
     at net asset value of $8.18 per share (cost - $2,400,343)                                    1,821,483
   Government Securities Division:
   Government Securities Account - 296,896 shares at net asset value of $11.43 per
       share (cost - $3,223,472)                                                                  3,393,527
   Growth Division:
     Growth Account - 897,141 shares at net asset value of $16.43 per share
       (cost - $17,838,029)                                                                      14,740,033
   High Yield Division:
     High Yield Account - 252,365 shares at net asset value of $6.41 per share
       (cost - $2,097,132)                                                                        1,617,658
   International Division:
     International Account - 1,247,631 shares at net asset value of $13.90 per share
       (cost - $18,775,878)                                                                      17,342,064
   International SmallCap Division:
     International SmallCap Account - 498,770 shares at net asset value of $13.87 per
       share (cost - $7,897,848)                                                             $    6,917,944
   LargeCap Stock Index Division:
     LargeCap Stock Index Account - 1,289,589 shares at net asset value of $9.52 per
       share (cost - $13,089,754)                                                                12,276,884
   MicroCap Division:
     MicroCap Account - 141,001 shares at net asset value of $9.00 per share
       (cost - $1,273,531)                                                                        1,269,013
   MidCap Division:
     MidCap Account - 1,088,559 shares at net asset value of $34.47 per share
       (cost - $35,764,004)                                                                      37,522,641
   MidCap Growth Division:
     MidCap Growth Account - 229,128 shares at net asset value of $10.46 per share
       (cost - $2,449,528)                                                                        2,396,679
   Money Market Division:
     Money Market Account - 18,255,616 shares at net asset value of $1.00 per share
       (cost - $18,255,616)                                                                      18,255,616
   Putnam Global Asset Allocation Division:
     Putnam Variable Trust: Global Asset Allocation Fund - 56,641 shares at net asset
       value of $16.67 per share (cost - $1,008,219)                                                944,197
   Putnam Vista Division:
     Putnam Variable Trust: Vista Fund - 267,808 shares at net asset value of $19.60
       per share (cost - $5,777,489)                                                              5,249,045
   Putnam Voyager Division:
     Putnam Variable Trust: Voyager Fund - 391,829 shares at net asset value of $48.64
       per share (cost - $21,821,310)                                                            19,058,561
   Real Estate Division:
     Real Estate Account - 97,332 shares at net asset value of $10.29 per share
       (cost - $971,240)                                                                          1,001,550
   SmallCap Division:
     SmallCap Account - 250,098 shares at net asset value of $7.83 per share
       (cost - $2,419,189)                                                                        1,958,266
   SmallCap Growth Division:
     SmallCap Growth Account - 540,051 shares at net asset value of $15.59 per share
       (cost - $10,019,989)                                                                       8,419,398
   SmallCap Value Division:
     SmallCap Value Account - 154,320 shares at net asset value of $11.26 per share
       (cost - $1,654,296)                                                                        1,737,646
   Utilities Division:
     Utilities Account - 111,991 shares at net asset value of $12.43 per share
       (cost - $1,295,546)                                                                        1,392,047

                                                                                          --------------------
                                        Combined net assets                                    $307,364,811
                                                                                          ====================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Net Assets (continued)

                                                           December 31, 2000




                                                                                    Unit
                                                                      Units         Value
                                                                  ----------------------------
                                                                  ----------------------------
Net assets are represented by:
   Aggressive Growth Division:
     PrinFlex Life                                                    2,464,515    $18.16         $  44,753,095
     Survivorship Variable Universal Life                               111,696     10.92             1,219,616
                                                                                                  -------------------
                                                                                                     45,972,711
   Asset Allocation Division:
     PrinFlex Life                                                      330,942     15.26             5,049,325
     Survivorship Variable Universal Life                                42,349     11.29               477,908
                                                                                                  --------------------
                                                                                                      5,527,233
   Balanced Division:
     Flex Variable Life                                                 121,505     29.95             3,639,550
     PrinFlex Life                                                      612,393     13.26             8,119,788
     Survivorship Variable Universal Life                                21,905      9.96               218,099
                                                                                                  --------------------
                                                                                                     11,977,437
   Bond Division:
     Flex Variable Life                                                  66,498     24.82             1,650,255
     PrinFlex Life                                                      582,589     12.45             7,253,705
     Survivorship Variable Universal Life                                16,360     10.84               177,373
                                                                                                  --------------------
                                                                                                      9,081,333
   Capital Value Division:
     Flex Variable Life                                                 220,576     36.53             8,056,286
     PrinFlex Life                                                    1,462,363     13.90            20,331,641
     Survivorship Variable Universal Life                                15,064      9.39               141,409
                                                                                                  --------------------
                                                                                                     28,529,336
   Fidelity Contrafund Division:
     PrinFlex Life                                                    1,870,108     18.27            34,165,250
     Survivorship Variable Universal Life                               115,073     10.60             1,220,187
                                                                                                  --------------------
                                                                                                     35,385,437
   Fidelity Equity Income Division:
     PrinFlex Life                                                      828,884     15.78            13,079,878
     Survivorship Variable Universal Life                                47,161     10.54               497,194
                                                                                                  --------------------
                                                                                                     13,577,072
   Fidelity High Income Division:
     PrinFlex Life                                                      191,185      9.24             1,766,502
     Survivorship Variable Universal Life                                 7,048      7.80                54,981
                                                                                                  --------------------
                                                                                                  --------------------
                                                                                                      1,821,483
   Government Securities Division:
     PrinFlex Life                                                      249,262     13.14             3,275,712
     Survivorship Variable Universal Life                                10,415     11.31               117,815
                                                                                                  --------------------
                                                                                                      3,393,527

   Growth Division:
     PrinFlex Life                                                      918,036    $15.40         $  14,141,233
     Survivorship Variable Universal Life                                61,041      9.81               598,800
                                                                                                  --------------------
                                                                                                     14,740,033

   High Yield Division - Flex Variable Life                              78,929     20.50             1,617,658

   International Division:
     PrinFlex Life                                                    1,218,442     13.91            16,951,351
     Survivorship Variable Universal Life                                36,854     10.60               390,713
                                                                                                  --------------------
                                                                                                     17,342,064
   International SmallCap Division:
     PrinFlex Life                                                      410,158     15.53             6,369,250
     Survivorship Variable Universal Life                                41,551     13.21               548,694
                                                                                                  --------------------
                                                                                                      6,917,944
   LargeCap Stock Index Division:
     PrinFlex Life                                                    1,160,433      9.98            11,581,287
     Survivorship Variable Universal Life                                69,432     10.02               695,597
                                                                                                  --------------------
                                                                                                     12,276,884
   MicroCap Division:
     PrinFlex Life                                                       93,698      9.07               849,676
     Survivorship Variable Universal Life                                41,040     10.22               419,337
                                                                                                  --------------------
                                                                                                      1,269,013
   MidCap Division:
     Flex Variable Life                                                 270,410     52.38            14,164,162
     PrinFlex Life                                                    1,440,670     16.15            23,270,443
     Survivorship Variable Universal Life                                 6,883     12.79                88,036
                                                                                                  --------------------
                                                                                                     37,522,641
   MidCap Growth Division:
     PrinFlex Life                                                      198,779     11.62             2,308,819
     Survivorship Variable Universal Life                                 7,481     11.75                87,860
                                                                                                  --------------------
                                                                                                      2,396,679
   Money Market Division:
     Flex Variable Life                                                  26,328     17.93               472,119
     PrinFlex Life                                                    1,384,368     12.24            16,941,801
     Survivorship Variable Universal Life                                77,857     10.81               841,696
                                                                                                  --------------------
                                                                                                     18,255,616
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                                       77,748     10.94               850,940
     Survivorship Variable Universal Life                                 9,026     10.33                93,257
                                                                                                  --------------------
                                                                                                        944,197
   Putnam Vista Division:
     PrinFlex Life                                                      326,362    $15.38        $    5,018,092
     Survivorship Variable Universal Life                                17,302     13.35               230,953
                                                                                                  --------------------
                                                                                                      5,249,045
   Putnam Voyager Division:
     PrinFlex Life                                                    1,227,585     14.30            17,553,809
     Survivorship Variable Universal Life                               126,566     11.89             1,504,752
                                                                                                  --------------------
                                                                                                     19,058,561
   Real Estate Division
     PrinFlex Life                                                       62,805     11.70               734,933
     Survivorship Variable Universal Life                                21,169     12.59               266,617
                                                                                                  --------------------
                                                                                                  --------------------
                                                                                                      1,001,550
   SmallCap Division:
     PrinFlex Life                                                      184,090     10.13             1,865,420
     Survivorship Variable Universal Life                                 8,807     10.54                92,846
                                                                                                  --------------------
                                                                                                      1,958,266
   SmallCap Growth Division:
     PrinFlex Life                                                      446,771     17.29             7,725,206
     Survivorship Variable Universal Life                                50,714     13.69               694,192
                                                                                                  --------------------
                                                                                                      8,419,398
   SmallCap Value Division:
     PrinFlex Life                                                      127,733     12.80             1,635,453
     Survivorship Variable Universal Life                                 7,444     13.72               102,193
                                                                                                  --------------------
                                                                                                      1,737,646
   Utilities Division:
     PrinFlex Life                                                       89,322     14.09             1,258,486
     Survivorship Variable Universal Life                                11,415     11.71               133,561
                                                                                                  --------------------
                                                                                                      1,392,047
                                                                                                  --------------------
Combined net assets                                                                                $307,364,811
                                                                                                  ====================



See accompanying notes.





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                       Statements of Operations

                                             Years ended December 31, 2000, 1999 and 1998




                                                                                                 Aggressive
                                                                                                   Growth
                                                                                  Combined        Division
                                                                               ---------------- --------------

Year ended December 31, 2000 Investment income (loss) Income:
   Dividends                                                                   $   2,481,753    $     -
   Capital gains distributions                                                    18,866,822       1,219,532
                                                                               ---------------- --------------
                                                                                  21,348,575       1,219,532
Expenses:
   Mortality and expense risks                                                     2,348,094         357,859
                                                                               ---------------- --------------
Net investment income (loss)                                                      19,000,481         861,673

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                          (111,246)        146,570
Change in net unrealized appreciation or depreciation of investments             (32,833,683)     (7,649,724)
                                                                               ----------------  --------------
Net increase (decrease) in net assets resulting from operations                 $(13,944,448)    $(6,641,481)
                                                                               ================ ==============

Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                   $   3,065,326    $
                                                                                                           -
   Capital gains distributions                                                     9,306,861       2,005,405
                                                                               ---------------- --------------
                                                                                  12,372,187       2,005,405
Expenses:
   Mortality and expense risks                                                     1,367,910         182,021
                                                                               ---------------- --------------
Net investment income (loss)                                                      11,004,277       1,823,384

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           646,392          88,148
Change in net unrealized appreciation or depreciation of investments              11,074,319       6,010,958
                                                                               ---------------- --------------
Net increase (decrease) in net assets resulting from operations                 $ 22,724,988     $ 7,922,490
                                                                               ================ ==============

Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                   $   1,927,629    $      25,269
   Capital gains distributions                                                     3,545,632         576,813
                                                                               ---------------- --------------
                                                                                   5,473,261         602,082
Expenses:
   Mortality and expense risks                                                       736,803          74,911
                                                                               ---------------- --------------
Net investment income (loss)                                                       4,736,458         527,171

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         1,677,430          11,214
Change in net unrealized appreciation or depreciation of investments               1,393,781         947,122
                                                                               ---------------- --------------
Net increase (decrease) in net assets resulting from operations                $   7,807,669     $ 1,485,507
                                                                               ================ ==============


See accompanying notes.





                                                                                    Asset                              Capital Value
                                                                                 Allocation     Balanced       Bond      Division
                                                                                  Division      Division     Division
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
     Income:
        Dividends                                                                 $140,582      $   -         $    -    $    448,738
        Capital gains distributions                                                401,133          -              -         135,404
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    41,715           -              -       584,142
      Expenses:
        Mortality and expense risks                                                 37,864     104,162         70,481       253,147
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       503,851    (104,162)       (70,481)      330,995

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                           9,480     (52,909)       (67,172)     (899,891)
Change in net unrealized appreciation or depreciation of investments              (522,565)     67,563        710,421       950,640
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $   (9,234)  $ (89,508)     $ 572,768  $    381,744
====================================================================================================================================
Year ended December 31, 1999
Investment income (loss)
     Income:
        Dividends                                                                $  72,994    $421,363      $ 423,106  $    631,298
        Capital gains distributions                                                220,018     458,007              -     3,121,167
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   293,012     879,370        423,106     3,752,465
   Expenses:
Mortality and expense risks                                                         20,257      93,638         47,388       227,884
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       272,755     785,732        375,718     3,524,581

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                          18,368      77,332         (8,182)      207,213
Change in net unrealized appreciation or depreciation of investments               136,643    (695,498)      (552,153)   (5,167,258)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $427,766    $167,566      $(184,617)  $(1,435,464)
====================================================================================================================================

Year ended December 31, 1998
Investment income (loss)
     Income:
           Dividends                                                             $  37,595    $278,168      $ 200,418  $    398,541
           Capital gains distributions                                              39,061     298,323          2,083       748,100
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    76,656     576,491        202,501     1,146,641
   Expenses:
Mortality and expense risks                                                          9,173      63,126         24,494       136,738
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        67,483     513,365        178,007     1,009,903

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                          (1,770)    161,523         33,503       281,655
Change in net unrealized appreciation or depreciation of investments                10,057     118,060        (19,726)      461,090
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $  75,770    $792,948      $ 191,784   $ 1,752,648
====================================================================================================================================



                                                                                       Fidelity
                                                                                      Contrafund
                                                                                       Division
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
     Income:
        Dividends                                                                $       84,138
        Capital gains distributions                                                   3,054,223
--------------------------------------------------------------------------------------------------
                                                                                     3,138,361
      Expenses:
        Mortality and expense risks                                                    254,559
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         2,883,802

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              32,714
Change in net unrealized appreciation or depreciation of investments                (5,395,041)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $(2,478,525)
==================================================================================================
Year ended December 31, 1999
Investment income (loss)
     Income:
        Dividends                                                                $      45,256
        Capital gains distributions                                                    331,881
--------------------------------------------------------------------------------------------------
                                                                                       377,137
   Expenses:
Mortality and expense risks                                                            115,541
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           261,596

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              36,522
Change in net unrealized appreciation or depreciation of investments                 3,000,192
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $ 3,298,310
==================================================================================================

Year ended December 31, 1998
Investment income (loss)
     Income:
           Dividends                                                              $     17,790
           Capital gains distributions                                                 130,883
--------------------------------------------------------------------------------------------------
                                                                                       148,673
   Expenses:
Mortality and expense risks                                                             37,872
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           110,801

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              12,594
Change in net unrealized appreciation or depreciation of investments                 1,240,221
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     $1,363,616
==================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Operations (continued)

                                             Years ended December 31, 2000, 1999 and 1998





                                                                                    Fidelity      Fidelity High     Government
                                                                                 Equity Income   Income Division    Securities
                                                                                    Division                         Division

                                                                                 --------------- ---------------- --------------

Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                                         $167,161       $ 112,140     $           -
   Capital gains distributions                                                        629,770               -                -
                                                                                 --------------- ---------------- --------------
                                                                                      796,931         112,140                -
Expenses:
   Mortality and expense risks                                                        100,688          16,875           24,903
                                                                                 --------------- ---------------- --------------
Net investment income (loss)                                                          696,243          95,265          (24,903)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            (36,409)        (46,430)         (73,232)
Change in net unrealized appreciation or depreciation of investments                  320,251        (528,218)         358,676
                                                                                --------------- ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                      $980,085       $(479,383)        $260,541
                                                                                 =============== ================ ==============
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                        $  81,671       $ 107,614         $181,309
   Capital gains distributions                                                        180,535           4,023                -
                                                                                 --------------- ---------------- --------------
                                                                                      262,206         111,637          181,309
Expenses:
   Mortality and expense risks                                                         66,774          12,593           29,098
                                                                                 --------------- ---------------- --------------
Net investment income (loss)                                                          195,432          99,044          152,211
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                             26,811         (18,366)         (23,023)
Change in net unrealized appreciation or depreciation of investments                   51,551           9,792         (179,101)
                                                                                 --------------- ---------------- --------------
Net increase (decrease) in net assets resulting from operations                      $273,794       $  90,470        $ (49,913)
                                                                                 =============== ================ ==============
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                        $  18,251       $  31,106         $111,671
   Capital gains distributions                                                         64,952          19,765                -
                                                                                 --------------- ---------------- --------------
                                                                                       83,203          50,871          111,671
Expenses:
   Mortality and expense risks                                                         24,478           7,171           14,161
                                                                                 --------------- ---------------- --------------
Net investment income (loss)                                                           58,725          43,700           97,510
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                              5,628         (11,177)           1,370
Change in net unrealized appreciation or depreciation of investments                  219,300         (81,364)          (6,358)
                                                                                 --------------- ---------------- --------------
Net increase (decrease) in net assets resulting from operations                      $283,653       $ (48,841)       $  92,522
                                                                                 =============== ================ ==============
(1)   Commenced operations May 1, 1998.
(2)   Commenced operations May 1, 1999.
See accompanying notes.





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Operations (continued)

                                             Years ended December 31, 2000, 1999 and 1998






                                                                                   Growth
                                                                                  Division
                                                                                --------------
Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                                    $     -
   Capital gains distributions                                                     2,991,447
                                                                                --------------
                                                                                   2,991,447
Expenses:
   Mortality and expense risks                                                       120,729
                                                                                --------------
Net investment income (loss)                                                       2,870,718
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            27,791
Change in net unrealized appreciation or depreciation of investments              (4,702,775)
                                                                                  --------------
Net increase (decrease) in net assets resulting from operations                  $(1,804,266)
                                                                                ==============
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                    $     61,438
   Capital gains distributions                                                        26,610
                                                                                --------------
                                                                                      88,048
Expenses:
   Mortality and expense risks                                                        65,974
                                                                                --------------
Net investment income (loss)                                                          22,074
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                            35,999
Change in net unrealized appreciation or depreciation of investments               1,136,770
                                                                                --------------
Net increase (decrease) in net assets resulting from operations                 $  1,194,843
                                                                                ==============
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                    $     46,962
   Capital gains distributions                                                        44,586
                                                                                --------------
                                                                                      91,548
Expenses:
   Mortality and expense risks                                                        22,163
                                                                                --------------
Net investment income (loss)                                                          69,385
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                             8,386
Change in net unrealized appreciation or depreciation of investments                 437,013
                                                                                --------------
Net increase (decrease) in net assets resulting from operations                 $    514,784
                                                                                ==============
(1)   Commenced operations May 1, 1998.
(2)   Commenced operations May 1, 1999.
See accompanying notes.







                                                                                  High                        International
                                                                                  Yield      International      SmallCap
                                                                                Division        Division      Division (1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
    Income:
       Dividends                                                                 $159,252    $    115,474    $         -
       Capital gains distributions                                                      -         687,531           362,609
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  159,252         803,005           362,609
  Expenses:
        Mortality and expense risks                                                12,260         139,590            45,118
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      146,992         663,415           317,491
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                        (36,162)         10,274           137,726
Change in net unrealized appreciation or depreciation of investments             (199,645)     (2,202,921)       (1,565,735)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (88,815)    $(1,529,232)      $(1,110,518)
=============================================================================================================================

Year ended December 31, 1999
Investment income (loss)
    Income:
        Dividends                                                                $156,525     $   331,297    $     -
        Capital gains distributions                                                     -       1,187,285            77,693
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  156,525       1,518,582            77,693
  Expenses:
        Mortality and expense risks                                                15,977          88,959             6,069
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      140,548       1,429,623            71,624
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                        (83,063)         34,900            29,313
Change in net unrealized appreciation or depreciation of investments              (35,529)        942,834           570,819
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $  21,956      $2,407,357      $    671,756
=============================================================================================================================

Year ended December 31, 1998
Investment income (loss)
    Income:
        Dividends                                                                $202,766     $   118,274    $          851
        Capital gains distributions                                                     -         238,049                 -
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  202,766         356,323               851
  Expenses:
        Mortality and expense risks                                                16,917          47,404               732
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      185,849         308,919               119
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         (1,713)          5,582              (148)
Change in net unrealized appreciation or depreciation of investments             (222,572)         (8,068)           15,012
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 $ (38,436)    $   306,433     $      14,983
=============================================================================================================================







                                                                                   LargeCap
                                                                                  Stock Index     MicroCap
                                                                                 Division (2)   Division (1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


Year ended December 31, 2000
Investment income (loss)
    Income:
       Dividends                                                                  $   102,989     $  6,198
       Capital gains distributions                                                     41,453            -
--------------------------------------------------------------------------------------------------------------
                                                                                      144,442        6,198
  Expenses:
        Mortality and expense risks                                                    72,122        7,677
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           72,320       (1,479)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                153       32,846
Change in net unrealized appreciation or depreciation of investments               (1,133,899)        (737)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $(1,061,426)     $30,630
==============================================================================================================

Year ended December 31, 1999
Investment income (loss)
    Income:
        Dividends                                                                $     27,669    $     614
        Capital gains distributions                                                    35,810            -
--------------------------------------------------------------------------------------------------------------
                                                                                       63,479          614
  Expenses:
        Mortality and expense risks                                                    15,615        2,622
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           47,864       (2,008)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                377          539
Change in net unrealized appreciation or depreciation of investments                  321,029       (4,874)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $    369,270     $ (6,343)
==============================================================================================================

Year ended December 31, 1998
Investment income (loss)
    Income:
        Dividends                                                                $          -       $  620
        Capital gains distributions                                                         -            -
--------------------------------------------------------------------------------------------------------------
                                                                                            -          620
  Expenses:
        Mortality and expense risks                                                         -          326
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                -          294
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                                  -         (681)
Change in net unrealized appreciation or depreciation of investments                        -        1,093
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $          -       $  706
==============================================================================================================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                 Statements of Operations (continued)

                                             Years ended December 31, 2000, 1999 and 1998





                                                                                            MidCap       Money Market
                                                                             MidCap         Growth         Division
                                                                            Division     Division (1)
                                                                         --------------- -------------- ---------------
Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                             $    96,220      $    4,159       $947,987
   Capital gains distributions                                             6,502,170         199,447              -
                                                                         --------------- -------------- ---------------
                                                                           6,598,390         203,606        947,987
Expenses:
   Mortality and expense risks                                               272,454          13,595        185,639
                                                                         --------------- -------------- ---------------
Net investment income (loss)                                               6,325,936         190,011        762,348
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                   396,277          26,224              -
Change in net unrealized appreciation or depreciation of investments      (2,361,754)       (163,442)             -
                                                                         --------------- -------------- ---------------
Net increase (decrease) in net assets resulting from operations           $4,360,459      $   52,793       $762,348
                                                                         =============== ============== ===============
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                             $    93,198     $     1,567       $407,602
   Capital gains distributions                                             1,313,207               -              -
                                                                         --------------- -------------- ---------------
                                                                           1,406,405           1,567        407,602
Expenses:
   Mortality and expense risks                                               228,629           5,079         93,734
                                                                         --------------- -------------- ---------------
Net investment income (loss)                                               1,177,776          (3,512)       313,868
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                   142,810           9,001              -
Change in net unrealized appreciation or depreciation of investments       2,019,372          82,583              -
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
Net increase (decrease) in net assets resulting from operations           $3,339,958       $  88,072       $313,868
                                                                         =============== ============== ===============
                                                                         =============== ============== ===============
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                             $   146,679     $         -       $290,641
   Capital gains distributions                                             1,383,017               -              -
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
                                                                           1,529,696               -        290,641
Expenses:
   Mortality and expense risks                                               185,626             637         67,849
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
Net investment income (loss)                                               1,344,070            (637)       222,792
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                 1,170,701             249              -
Change in net unrealized appreciation or depreciation of investments      (1,927,129)         28,009              -
                                                                         --------------- -------------- ---------------
                                                                         --------------- -------------- ---------------
Net increase (decrease) in net assets resulting from operations          $   587,642       $  27,621       $222,792
                                                                         =============== ============== ===============
(1)   Commenced operations May 1, 1998.

See accompanying notes.


                                                                           Putnam Global
                                                                          Asset Allocation
                                                                            Division (1)
                                                                         --------------------
Year ended December 31, 2000
Investment income (loss) Income:
   Dividends                                                                $    9,533
   Capital gains distributions                                                  51,153
                                                                         --------------------
                                                                                60,686
Expenses:
   Mortality and expense risks                                                   6,544
                                                                         --------------------
Net investment income (loss)                                                    54,142
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                      (1,478)
Change in net unrealized appreciation or depreciation of investments           (91,512)
                                                                         --------------------
Net increase (decrease) in net assets resulting from operations             $  (38,848)
                                                                         ====================
Year ended December 31, 1999 Investment income (loss) Income:
   Dividends                                                                $    3,412
   Capital gains distributions                                                   9,719
                                                                         --------------------
                                                                                13,131
Expenses:
   Mortality and expense risks                                                   2,385
                                                                         --------------------
Net investment income (loss)                                                    10,746
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                       4,668
Change in net unrealized appreciation or depreciation of investments            23,177
                                                                         --------------------
                                                                         --------------------
Net increase (decrease) in net assets resulting from operations             $   38,591
                                                                         ====================
                                                                         ====================
Year ended December 31, 1998 Investment income (loss) Income:
   Dividends                                                                $        -
   Capital gains distributions                                                       -
                                                                         --------------------
                                                                         --------------------
                                                                                     -
Expenses:
   Mortality and expense risks                                                     120
                                                                         --------------------
                                                                         --------------------
Net investment income (loss)                                                      (120)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments                                         140
Change in net unrealized appreciation or depreciation of investments             4,313
                                                                         --------------------
                                                                         --------------------
Net increase (decrease) in net assets resulting from operations             $    4,333
                                                                         ====================
(1)   Commenced operations May 1, 1998.

See accompanying notes.




                                                                                Putnam Vista  Putnam Voyager
                                                                                Division (1)   Division (1)    Real Estate
                                                                                                               Division (1)
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------

  Year ended December 31, 2000
  Investment income (loss)
      Income:
        Dividends                                                                  $     -     $        778       $37,862
        Capital gains distributions                                                 20,972        1,650,707            -
  ---------------------------------------------------------------------------------------------------------------------------
                                                                                    20,972        1,651,485        37,862
    Expenses:
  Mortality and expense risks                                                       27,026          134,312        2,771
  ---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                      (6,054)       1,517,173       35,091
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                        23,433               25       12,346
  Change in net unrealized appreciation or depreciation of investments            (730,737)      (5,168,799)      35,647
  ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                $(713,358)     $(3,651,601)      $83,084
  ===========================================================================================================================
  Year ended December 31, 1999
  Investment income (loss)
      Income:
    Dividends                                                                   $        -     $       1,764      $  3,569

  Capital gains distributions                                                       62,859          163,482            -
  ---------------------------------------------------------------------------------------------------------------------------
                                                                                    62,859          165,246          3,569
    Expenses:
        Mortality and expense risks                                                  2,960           29,437            376
  ---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                      59,899          135,809          3,193
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                         5,780           16,417           (785)
  Change in net unrealized appreciation or depreciation of investments             181,556        2,300,449         (5,017)
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                $ 247,235     $  2,452,675       $ (2,609)
  ===========================================================================================================================
  ===========================================================================================================================

  Year ended December 31, 1998
  Investment income (loss)
      Income:
        Dividends                                                               $        -     $          -       $    867

  Capital gains distributions                                                            -                -            -
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------
                                                                                         -                -            867
    Expenses:
        Mortality and expense risks                                                    174            1,414             56
  ---------------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                        (174)          (1,414)           811
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                           252               45           (64)
  Change in net unrealized appreciation or depreciation of investments              20,737          105,601          (320)
  ===========================================================================================================================
  ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations               $   20,815     $    104,232       $    427
  ===========================================================================================================================





                                                                                                  SmallCap
                                                                                   SmallCap        Growth
                                                                                 Division (1)   Division (1)
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Year ended December 31, 2000
  Investment income (loss)
      Income:
        Dividends                                                               $      5,550   $           -
        Capital gains distributions                                                  273,379         492,430
  -------------------------------------------------------------------------------------------------------------
                                                                                     278,929         492,430
    Expenses:
  Mortality and expense risks                                                         16,009          56,013
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                       262,920         436,417
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                          28,981          71,121
  Change in net unrealized appreciation or depreciation of investments              (618,008)     (2,338,388)
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                  $(326,107)    $(1,830,850)
  =============================================================================================================
  Year ended December 31, 1999
  Investment income (loss)
      Income:
    Dividends                                                                   $        331   $
                                                                                                           -
  Capital gains distributions                                                         88,145          19,242
  -------------------------------------------------------------------------------------------------------------
                                                                                      88,476          19,242
    Expenses:
        Mortality and expense risks                                                    4,836           5,327
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                        83,640          13,915
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                          10,826          30,664
  Change in net unrealized appreciation or depreciation of investments               145,118         705,827
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations               $    239,584   $     750,406
  =============================================================================================================
  =============================================================================================================

  Year ended December 31, 1998
  Investment income (loss)
      Income:
        Dividends                                                                         24   $     -

  Capital gains distributions                                                              -         -
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
                                                                                          24               -
    Expenses:
        Mortality and expense risks                                                      557             385
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                          (533)           (385)
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                             (75)            (20)
  Change in net unrealized appreciation or depreciation of investments                11,967          31,970
  =============================================================================================================
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                 $   11,359   $      31,565
  =============================================================================================================




                                                                                SmallCap Value
                                                                                 Division (1)     Utilities
                                                                                                 Division (1)

  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------

  Year ended December 31, 2000
  Investment income (loss)
      Income:
        Dividends                                                               $    16,994    $      25,998
        Capital gains distributions                                                 131,634           21,828
  -------------------------------------------------------------------------------------------------------------
                                                                                    148,628           47,826
    Expenses:
        Mortality and expense risks                                                   8,739            6,958
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                      139,889           40,868
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                        127,192           19,284
  Change in net unrealized appreciation or depreciation of investments                 (543)          97,562
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                  $266,538         $157,714
  =============================================================================================================

  Year ended December 31, 1999
  Investment income (loss)
      Income:
        Dividends                                                               $     3,592       $    8,137
        Capital gains distributions                                                       -            1,773
  -------------------------------------------------------------------------------------------------------------
                                                                                      3,592            9,910
    Expenses:
        Mortality and expense risks                                                   2,821            1,916
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                          771            7,994
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                          2,968            1,155
  Change in net unrealized appreciation or depreciation of investments               78,477           (3,398)
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                 $  82,216       $    5,751
  =============================================================================================================
  =============================================================================================================

  Year ended December 31, 1998
  Investment income (loss)
      Income:
        Dividends                                                              $        512      $       624
        Capital gains distributions                                                       -                -
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
                                                                                        512              624
    Expenses:
  Mortality and expense risks                                                           255               64
  -------------------------------------------------------------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------
  Net investment income (loss)                                                          257              560
  Realized and unrealized gains (losses) on investments
  Net realized gains (losses) on investments                                           (136)             372
  Change in net unrealized appreciation or depreciation of investments                5,416            2,337
  =============================================================================================================
  -------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations                $    5,537       $    3,269
  =============================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                  Statements of Changes in Net Assets

                                                     Year ended December 31, 2000





                                                                                               Aggressive         Asset
                                                                                            Growth Division    Allocation
                                                                               Combined                         Division

                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------


Net assets at January 1, 2000                                                  $214,751,457    $33,093,420       $3,132,463

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                                  19,000,481        861,673          503,851
   Net realized gains (losses) on investments                                      (111,246)       146,570            9,480
   Change in net unrealized appreciation or depreciation of investments         (32,833,683)    (7,649,724)        (522,565)
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 (13,944,448)    (6,641,481)          (9,234)

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes
                                                                                255,193,157     29,758,309        3,289,056
   Contract terminations and surrenders                                          (6,730,897)      (902,757)         (65,587)
   Death benefit payments                                                          (213,260)       (19,750)               -
   Policy loan transfers                                                         (4,161,013)      (797,276)         (26,235)
   Transfers to other contracts                                                (108,204,769)    (3,750,874)        (365,808)
   Cost of insurance and administration charges                                 (26,531,044)    (4,191,357)        (385,961)
   Surrender charges                                                             (2,794,372)      (575,523)         (41,461)
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Increase (decrease) in net assets from policy related transactions              106,557,802     19,520,772        2,404,004
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Total increase (decrease)                                                        92,613,354     12,879,291        2,394,770
                                                                            ---------------------------------------------------
                                                                            ---------------------------------------------------
Net assets at December 31, 2000                                                $307,364,811    $45,972,711       $5,527,233
                                                                            ===================================================
                                                                            ---------------------------------------------------




                                                                                Balanced           Bond
                                                                                Division         Division

                                                                            ----------------------------------
                                                                            ----------------------------------


Net assets at January 1, 2000                                                   $12,297,279      $6,647,735


Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                                    (104,162)        (70,481)
   Net realized gains (losses) on investments                                       (52,909)        (67,172)
   Change in net unrealized appreciation or depreciation of investments              67,563         710,421

                                                                            ----------------------------------
                                                                            ----------------------------------

Net increase (decrease) in net assets resulting from operations                     (89,508)        572,768


Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes

                                                                                  4,313,099      4,695,877
   Contract terminations and surrenders                                            (453,456)       (224,651)
   Death benefit payments                                                           (21,288)         (6,705)
   Policy loan transfers                                                           (227,754)       (112,479)
   Transfers to other contracts                                                  (2,699,004)     (1,602,705)
   Cost of insurance and administration charges                                  (1,007,392)       (813,559)
   Surrender charges                                                               (134,539)        (74,948)

                                                                            ----------------------------------
                                                                            ----------------------------------

Increase (decrease) in net assets from policy related transactions                 (230,334)      1,860,830

                                                                            ----------------------------------
                                                                            ----------------------------------

Total increase (decrease)                                                          (319,842)      2,433,598

                                                                            ----------------------------------
                                                                            ----------------------------------

Net assets at December 31, 2000                                                 $11,977,437      $9,081,333

                                                                            ==================================

See accompanying notes.






                                                            Capital         Fidelity         Fidelity       Fidelity High
                                                             Value         Contrafund      Equity Income   Income Division
                                                            Division        Division         Division
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------


Net assets at January 1, 2000                               $28,453,464     $21,683,086     $  9,373,498      $1,560,663

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                    330,995       2,883,802          696,243          95,265
Net realized gains (losses) on investments                     (899,891)         32,714          (36,409)        (46,430)
Change in net unrealized appreciation or
        depreciation of investments                             950,640      (5,395,041)         320,251        (528,218)

------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------

Net increase (decrease) in net assets
        resulting from operations                               381,744      (2,478,525)         980,085        (479,383)

Policy related transactions:
Net premium payments, less sales charges and
        applicable premium taxes                             11,696,805      23,219,618        7,043,890       1,436,160
Contract terminations and surrenders                           (992,682)       (498,142)        (184,398)        (32,423)
Death benefit payments                                          (43,189)         (9,707)          (1,690)           (420)
Policy loan transfers                                          (528,453)       (592,880)          94,665          18,764
Transfers to other contracts                                 (7,517,529)     (2,678,220)      (2,545,534)       (444,922)
Cost of insurance and administration charges                 (2,638,433)     (2,940,509)      (1,065,441)       (178,932)
Surrender charges                                              (282,391)       (319,284)        (118,003)        (20,496)
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------
Increase (decrease) in net assets from policy
        related transactions                                   (305,872)     16,180,876        3,223,489         740,203
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------
Total increase (decrease)                                        75,872      13,702,351        4,203,574         260,820
------------------------------------------------------------------------ ---------------- ---------------- ----------------
------------------------------------------------------------------------ ---------------- ---------------- ----------------
Net assets at December 31, 2000                             $28,529,336     $35,385,437      $13,577,072      $1,821,483
======================================================================== ================ ================ ================







                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 2000




                                                            Government

                                                            Securities    Growth Division    High Yield     International
                                                             Division                         Division        Division

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------


Net assets at January 1, 2000                                $3,117,503      $10,738,427       $1,689,069     $13,191,433

Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                 (24,903)       2,870,718          146,992         663,415
   Net realized gains (losses) on investments                   (73,232)          27,791          (36,162)         10,274
   Change in net unrealized appreciation
        or depreciation of investments                          358,676       (4,702,775)        (199,645)     (2,202,921)

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Net increase (decrease) in net assets resulting
        from operations                                         260,541       (1,804,266)         (88,815)     (1,529,232)


Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                          1,932,137        9,674,355          301,781      10,086,587
   Contract terminations and surrenders                         (37,495)        (275,368)         (78,725)       (302,768)
   Death benefit payments                                        (3,138)         (10,239)               -         (10,052)
   Policy loan transfers                                       (102,846)        (262,492)           2,087        (232,123)
   Transfers to other contracts                              (1,496,351)      (1,629,892)        (107,800)     (2,294,330)
   Cost of insurance and administration charges                (253,121)      (1,514,952)         (95,536)     (1,374,849)
   Surrender charges                                            (23,703)        (175,540)         (4,403)        (192,602)
                                                            -------------------------------------------------------------
                                                            -------------------------------------------------------------
Increase (decrease) in net assets from policy
        related transactions                                     15,483        5,805,872           17,404       5,679,863
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Total increase (decrease)                                       276,024        4,001,606          (71,411)      4,150,631
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net assets at December 31, 2000                              $3,393,527      $14,740,033       $1,617,658     $17,342,064
                                                            ===============================================================
See accompanying notes.





                                                                               International     LargeCap
                                                                                 SmallCap      Stock Index     MicroCap
                                                                                 Division        Division      Division
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                   $  1,960,477   $  6,704,714   $   452,739

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                         317,491         72,320        (1,479)
Net realized gains (losses) on investments                                           137,726            153        32,846
Change in net unrealized appreciation or depreciation of investments              (1,565,735)    (1,133,899)         (737)

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   (1,110,518)    (1,061,426)       30,630

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              10,571,353      7,825,895     1,556,542
Death benefit payments                                                               (68,238)       (34,473)      (13,200)
Policy loan transfers                                                                 (1,345)          (259)            -
Transfers to other contracts                                                         (92,701)       (92,383)         (461)
Cost of insurance and administration charges                                      (3,708,043)      (452,491)     (672,095)
Surrender charges                                                                   (589,904)      (589,691)      (76,798)
Increase (decrease) in net assets from policy related transactions                   (43,137)       (23,002)       (8,344)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          6,067,985      6,633,596       785,644
--------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 2000                                                    4,957,467      5,572,170       816,274
--------------------------------------------------------------------------------------------------------------------------
                                                                                $  6,917,944    $12,276,884    $1,269,013
==========================================================================================================================






                                                                                              MidCap Growth
                                                                              MidCap Division    Division

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                    $30,767,163   $   978,046

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                       6,325,936       190,011
Net realized gains (losses) on investments                                           396,277        26,244
Change in net unrealized appreciation or depreciation of investments              (2,361,754)     (163,442)

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    4,360,459        52,793

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              11,608,618     1,843,915
Death benefit payments                                                            (1,516,159)      (25,571)
Policy loan transfers                                                                (69,784)            -
Transfers to other contracts                                                        (603,290)      (10,834)
Cost of insurance and administration charges                                      (4,166,416)     (251,257)
Surrender charges                                                                 (2,529,480)     (174,248)
Increase (decrease) in net assets from policy related transactions                  (328,470)      (16,165)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          2,395,019     1,365,840
-------------------------------------------------------------------------------------------------------------
Net assets at December 31, 2000                                                    6,755,478     1,418,633
-------------------------------------------------------------------------------------------------------------
                                                                                 $37,522,641    $2,396,679
=============================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 2000





                                                                            Money Market     Putnam Global       Putnam Vista
                                                                              Division      Asset Allocation       Division

                                                                                                Division
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------


Net assets at January 1, 2000                                                 $14,455,480        $422,470        $   895,165


Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                                   762,348          54,142             (6,054)
   Net realized gains (losses) on investments                                           -          (1,478)            23,433
   Change in net unrealized appreciation or depreciation of investments                 -         (91,512)          (730,737)
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   762,348         (38,848)          (713,358)

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes
                                                                               72,946,715         829,996          5,897,773
   Contract terminations and surrenders                                          (535,850)        (12,947)           (36,043)
   Death benefit payments                                                               -               -             (6,712)
   Policy loan transfers                                                          (61,746)         (1,036)           (91,942)
   Transfers to other contracts                                               (66,548,940)       (149,689)          (345,652)
   Cost of insurance and administration charges                                (2,665,403)        (96,360)          (327,401)
   Surrender charges                                                              (96,988)         (9,389)           (22,785)
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Increase (decrease) in net assets from policy related transactions              3,037,788         560,575          5,067,238
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Total increase (decrease)                                                       3,800,136         521,727          4,353,880
                                                                           ---------------------------------------------------------
                                                                           ---------------------------------------------------------
Net assets at December 31, 2000                                               $18,255,616        $944,197         $5,249,045
                                                                           =========================================================

See accompanying notes.






                                                                           Putnam Voyager
                                                                              Division


                                                                           -----------------
                                                                           -----------------
Net assets at January 1, 2000                                              $  8,742,337

Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                               1,517,173
   Net realized gains (losses) on investments                                        25
   Change in net unrealized appreciation or depreciation of investments      (5,168,799)
                                                                           -----------------
                                                                           -----------------
Net increase (decrease) in net assets resulting from operations              (3,651,601)

Policy related transactions:
   Net premium payments, less sales charges and applicable premium taxes      18,048,445
                                                                                (302,693)
   Contract terminations and surrenders                                           (5,327)
   Death benefit payments                                                       (319,487)
   Policy loan transfers                                                      (1,421,158)
   Transfers to other contracts                                               (1,837,210)
   Cost of insurance and administration charges                                 (194,745)
   Surrender charges
                                                                           -----------------
                                                                           -----------------
Increase (decrease) in net assets from policy related transactions            13,967,825
                                                                           -----------------
                                                                           -----------------
Total increase (decrease)                                                     10,316,224
                                                                           -----------------
                                                                           -----------------
Net assets at December 31, 2000                                              $19,058,561
                                                                           =================


                                                                                                                SmallCap
                                                                               Real Estate      SmallCap         Growth
                                                                                 Division       Division        Division
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                  $     73,623     $1,099,108      $2,161,250

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                         35,091        262,920         436,417
Net realized gains (losses) on investments                                           12,346         28,981          71,121
Change in net unrealized appreciation or depreciation of investments                 35,647       (618,008)     (2,338,388)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                      83,084       (326,107)     (1,830,850)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              1,174,224      1,965,594       9,746,782
Death benefit payments                                                               (6,695)       (31,790)        (73,949)
Policy loan transfers                                                                  (109)           (23)         (1,523)
Transfers to other contracts                                                         (1,248)        53,381        (105,922)
Cost of insurance and administration charges                                       (232,118)      (584,563)       (731,700)
Surrender charges                                                                   (84,979)      (197,216)       (697,943)
Increase (decrease) in net assets from policy related transactions                   (4,232)       (20,118)        (46,747)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                           844,843      1,185,265       8,088,998

-----------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 2000                                                     927,927        859,158       6,258,148

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 $1,001,550     $1,958,266      $8,419,398
=============================================================================================================================





                                                                                SmallCap
                                                                                  Value        Utilities
                                                                                Division        Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------


Net assets at January 1, 2000                                                   $  623,561     $  437,284

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                       139,889         40,868
Net realized gains (losses) on investments                                         127,192         19,284
Change in net unrealized appreciation or depreciation of investments                  (543)        97,562

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    266,538        157,714

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                             2,323,152      1,406,479
Death benefit payments                                                              (9,286)       (15,551)
Policy loan transfers                                                                    -         (2,000)
Transfers to other contracts                                                       (22,793)        (6,001)
Cost of insurance and administration charges                                    (1,335,069)      (472,609)
Surrender charges                                                                 (102,587)      (101,782)
Increase (decrease) in net assets from policy related transactions                  (5,870)       (11,487)

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                          847,547        797,049

------------------------------------------------------------------------------------------------------------

Net assets at December 31, 2000                                                  1,114,085        954,763

------------------------------------------------------------------------------------------------------------
                                                                                $1,737,646     $1,392,047
============================================================================================================



                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                                  Statements of Changes in Net Assets

                                                     Year ended December 31, 1999





                                                                          Aggressive         Asset
                                                                       Growth Division    Allocation       Balanced
                                                          Combined                         Division        Division

                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Net assets at January 1, 1999                             $121,091,275    $14,244,041       $1,592,829    $  9,879,189

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                             11,004,277      1,823,384          272,755         785,732
   Net realized gains (losses) on investments                  646,392         88,148           18,368          77,332
   Change in net unrealized appreciation or
        depreciation of investments                         11,074,319      6,010,958          136,643        (695,498)
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                22,724,988      7,922,490          427,766         167,566

Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                       152,891,171     16,297,188        1,835,680       6,113,533
   Contract terminations and surrenders                     (5,315,548)      (453,060)         (41,872)       (449,646)
   Death benefit payments                                      (63,672)        (7,313)          (2,944)         (4,689)
   Policy loan transfers                                    (2,471,181)      (393,765)         (64,353)       (147,452)
   Transfers to other contracts                            (54,484,314)    (1,675,940)        (337,090)     (2,132,506)
   Cost of insurance and administration charges            (18,231,821)    (2,653,004)        (260,250)     (1,020,029)
   Surrender charges                                        (1,389,441)      (187,217)         (17,303)       (108,687)
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Increase (decrease) in net assets
        from policy related transactions                    70,935,194     10,926,889        1,111,868       2,250,524
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Total increase (decrease)                                   93,660,182     18,849,379        1,539,634       2,418,090
                                                          --------------------------------------------------------------
                                                          --------------------------------------------------------------
Net assets at December 31, 1999                           $214,751,457    $33,093,420       $3,132,463     $12,297,279
                                                          ==============================================================

See accompanying notes.




                                                                                                Capital         Fidelity
                                                                                  Bond           Value         Contrafund
                                                                                Division        Division        Division
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net assets at January 1, 1999                                                   $3,953,245     $22,971,942     $  8,023,001

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                       375,718       3,524,581          261,596
Net realized gains (losses) on investments                                          (8,182)        207,213           36,522
Change in net unrealized appreciation or depreciation of investments              (552,153)     (5,167,258)       3,000,192
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   (184,617)     (1,435,464)       3,298,310

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                             5,045,651      14,665,546       13,567,422
Death benefit payments                                                            (341,883)       (779,500)        (229,535)
Policy loan transfers                                                               (1,456)        (16,643)          (4,835)
Transfers to other contracts                                                        69,090        (159,843)        (182,637)
Cost of insurance and administration charges                                    (1,149,010)     (4,080,476)      (1,002,866)
Surrender charges                                                                 (691,942)     (2,533,293)      (1,690,923)
Increase (decrease) in net assets from policy related transactions                 (51,343)       (178,805)         (94,851)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                        2,879,107       6,916,986       10,361,775
------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                  2,694,490       5,481,522       13,660,085
------------------------------------------------------------------------------------------------------------------------------
                                                                                $6,647,735     $28,453,464      $21,683,086
==============================================================================================================================






                                                                                 Fidelity Equity    Fidelity High
                                                                                 Income Division   Income Division

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net assets at January 1, 1999                                                       $4,905,541        $1,064,791

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                           195,432            99,044
Net realized gains (losses) on investments                                              26,811           (18,366)
Change in net unrealized appreciation or depreciation of investments                    51,551             9,792
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        273,794            90,470

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                                 6,456,166         1,004,457
Death benefit payments                                                                (156,447)          (70,361)
Policy loan transfers                                                                     (221)              (36)
Transfers to other contracts                                                          (174,979)            8,724
Cost of insurance and administration charges                                          (976,597)         (360,193)
Surrender charges                                                                     (889,111)         (148,114)
Increase (decrease) in net assets from policy related transactions                     (64,648)          (29,075)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                            4,194,163           405,402
--------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                      4,467,957           495,872
--------------------------------------------------------------------------------------------------------------------
                                                                                    $9,373,498        $1,560,663
====================================================================================================================








                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1999




                                                          Government

                                                          Securities    Growth Division    High Yield     International
                                                           Division                         Division        Division

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------


Net assets at January 1, 1999                              $3,266,712     $  4,760,835       $2,269,099    $  7,800,249

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                               152,211           22,074          140,548       1,429,623
   Net realized gains (losses) on investments                 (23,023)          35,999          (83,063)         34,900
   Change in net unrealized appreciation or
        depreciation of investments                          (179,101)       1,136,770          (35,529)        942,834
                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                             (49,913)       1,194,843           21,956       2,407,357

Policy related transactions:
   Net premium payments, less sales charges and
        applicable premium taxes                            2,370,343        7,116,531          435,443       6,417,856

   Contract terminations and surrenders                       (11,368)        (174,656)         (706,562)       (171,017)
   Death benefit payments                                         (90)             (80)           (1,481)           (403)
   Policy loan transfers                                        3,547         (137,542)          (19,235)       (167,118)
   Transfers to other contracts                            (2,222,249)        (933,539)         (136,183)     (1,986,291)
   Cost of insurance and administration charges              (234,781)      (1,015,792)         (128,426)     (1,038,531)
   Surrender charges                                           (4,698)         (72,173)          (45,542)        (70,669)

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Increase (decrease) in net assets from
        policy related transactions                           (99,296)       4,782,749          (601,986)      2,983,827

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Total increase (decrease)                                    (149,209)       5,977,592         (580,030)      5,391,184

                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------
Net assets at December 31, 1999                            $3,117,503      $10,738,427         $1,689,069     $13,191,433

                                                          ===============================================================
                                                          ---------------------------------------------------------------

                                                          ===============================================================
(1)   Commenced operations May 1, 1999.

See accompanying notes.



                                                                               International     LargeCap
                                                                                 SmallCap      Stock Index     MicroCap
                                                                                 Division      Division (1)    Division
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                   $   316,190   $        -         $149,378

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                         71,624         47,864        (2,008)
Net realized gains (losses) on investments                                           29,313            377           539
Change in net unrealized appreciation or depreciation of investments                570,819        321,029        (4,874)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     671,756        369,270        (6,343)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              1,229,935      6,494,864       368,670
Death benefit payments                                                              (11,949)       (13,946)       (1,103)
Policy loan transfers                                                                     -              -             -
Transfers to other contracts                                                        (97,474)         5,779        (6,935)
Cost of insurance and administration charges                                        (49,357)       (44,128)       (8,950)
Surrender charges                                                                   (93,687)      (101,362)      (41,522)
Increase (decrease) in net assets from policy related transactions                   (4,937)        (5,763)         (456)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                           972,531      6,335,444       309,704
---------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                   1,644,287      6,704,714       303,361
---------------------------------------------------------------------------------------------------------------------------
                                                                                 $1,960,477     $6,704,714      $452,739
===========================================================================================================================



                                                                                              MidCap Growth
                                                                              MidCap Division    Division

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                     $25,463,610     $315,903

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                                       1,177,776       (3,512)
Net realized gains (losses) on investments                                           142,810        9,001
Change in net unrealized appreciation or depreciation of investments               2,019,372       82,583
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    3,339,958       88,072

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              11,141,276      878,861
Death benefit payments                                                            (1,108,369)     (10,284)
Policy loan transfers                                                                (23,450)           -
Transfers to other contracts                                                        (579,695)      (5,191)
Cost of insurance and administration charges                                      (4,628,585)    (195,196)
Surrender charges                                                                 (2,628,217)     (89,869)
Increase (decrease) in net assets from policy related transactions                  (209,365)      (4,250)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                          1,963,595      574,071
-------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1999                                                    5,303,553      662,143
-------------------------------------------------------------------------------------------------------------
                                                                                 $30,767,163     $978,046
=============================================================================================================




                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1999





                                                       Money Market     Putnam Global       Putnam Vista       Putnam Voyager
                                                         Division      Asset Allocation       Division            Division
                                                                           Division
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net assets at January 1, 1999                          $  8,335,116        $  75,231           $123,051         $   899,548

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                             313,868           10,746             59,899             135,809
   Net realized gains (losses) on investments                     -            4,668              5,780              16,417
   Change in net unrealized appreciation or
        depreciation of investments                               -           23,177            181,556           2,300,449
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                           313,868           38,591            247,235           2,452,675

Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                      40,630,667          441,210           628,024           6,453,995
   Contract terminations and surrenders                    (526,416)          (2,330)            (6,403)            (30,704)
   Death benefit payments                                       (31)               -                  -                   -
   Policy loan transfers                                   (280,402)            (601)            (5,925)            (47,124)
   Transfers to other contracts                         (31,813,986)         (85,053)           (32,861)           (354,009)
   Cost of insurance and administration charges          (1,987,469)         (43,615)           (55,310)           (619,356)
   Surrender charges                                       (215,867)            (963)            (2,646)            (12,688)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Increase (decrease) in net assets from policy
        related transactions                              5,806,496          308,648            524,879           5,390,114
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Total increase (decrease)                                 6,120,364          347,239            772,114           7,842,789
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net assets at December 31, 1999                         $14,455,480         $422,470           $895,165          $8,742,337
                                                      ==========================================================================


See accompanying notes.



                                                                                                                SmallCap
                                                                               Real Estate      SmallCap         Growth
                                                                                 Division       Division        Division
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                     $31,709      $   250,636     $   209,695

Increase (decrease) in net assets
Operations:
Net investment income (loss)                                                        3,193           83,640          13,915
Net realized gains (losses) on investments                                           (785)          10,826          30,664
Change in net unrealized appreciation or depreciation of investments               (5,017)         145,118         705,827
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    (2,609)         239,584         750,406

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                               62,476          782,251       1,479,309
Death benefit payments                                                               (586)          (2,802)         (7,272)
Policy loan transfers                                                                   -                -               -
Transfers to other contracts                                                          (75)          17,498         (95,917)
Cost of insurance and administration charges                                       (6,771)        (121,595)        (79,325)
Surrender charges                                                                 (10,279)         (65,306)        (92,641)
Increase (decrease) in net assets from policy related transactions                   (242)          (1,158)         (3,005)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                          44,523          608,888       1,201,149

-----------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1999                                                    41,914          848,472       1,951,555

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  $73,623       $1,099,108      $2,161,250
=============================================================================================================================




                                                                                SmallCap
                                                                                  Value        Utilities
                                                                                Division        Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1999                                                    $144,138      $  45,596

Increase (decrease) in net assets
Operations:
Net investment income (loss)                                                          771          7,994
Net realized gains (losses) on investments                                          2,968          1,155
Change in net unrealized appreciation or depreciation of investments               78,477         (3,398)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    82,216          5,751

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes
Contract terminations and surrenders                                              496,663        477,154
Death benefit payments                                                             (6,635)          (842)
Policy loan transfers                                                                   -              -
Transfers to other contracts                                                         (518)        (9,038)
Cost of insurance and administration charges                                      (36,013)       (35,545)
Surrender charges                                                                 (53,548)       (45,444)
Increase (decrease) in net assets from policy related transactions                 (2,742)          (348)

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                         397,207        385,937

------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1999                                                   479,423        391,688

------------------------------------------------------------------------------------------------------------
                                                                                 $623,561       $437,284
============================================================================================================








                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1998



                                                                               Aggressive       Asset
                                                                                 Growth       Allocation      Balanced
                                                                Combined        Division       Division       Division

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------


Net assets at January 1, 1998                                $  57,094,676    $  3,915,455    $   561,781     $5,707,028

Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                  4,736,458         527,171         67,483        513,365
   Net realized gains (losses) on investments                    1,677,430          11,214         (1,770)       161,523
   Change in net unrealized appreciation or
        depreciation of investments                              1,393,781         947,122         10,057        118,060
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                                7,807,669       1,485,507         75,770        792,948

Policy related transactions:

   Net premium payments, less sales charges
         and applicable premium taxes                          120,735,689      11,625,624      1,591,693      7,040,409
   Contract terminations and surrenders                         (9,524,969)       (103,562)        (4,085)    (1,368,274)
   Death benefit payments                                          (30,033)         (2,799)             -           (517)
   Policy loan transfers                                        (1,569,958)       (179,094)       (10,991)      (244,822)
   Transfers to other contracts                                (42,264,927)     (1,075,297)      (480,701)    (1,287,295)
   Cost of insurance and administration charges                (10,698,734)     (1,364,250)      (138,368)      (718,018)
   Surrender charges                                              (458,138)        (57,543)        (2,270)       (42,270)
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Increase in net assets from policy
        related transactions                                    56,188,930       8,843,079        955,278      3,379,213
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Total increase                                                  63,996,599      10,328,586      1,031,048      4,172,161
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net assets at December 31, 1998                               $121,091,275     $14,244,041     $1,592,829     $9,879,189
                                                            ===============================================================

See accompanying notes.





                                                                                                Capital        Fidelity
                                                                                  Bond           Value        Contrafund
                                                                                Division       Division        Division
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                                   $2,270,847    $11,822,941      $2,089,509

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                       178,007      1,009,903         110,801
Net realized gains (losses) on investments                                          33,503        281,655          12,594
Change in net unrealized appreciation or depreciation of investments               (19,726)       461,090       1,240,221
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    191,784      1,752,648       1,363,616

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes            3,302,871     16,284,235       6,142,338
Contract terminations and surrenders                                              (302,397)    (2,480,693)        (74,844)
Death benefit payments                                                              (1,856)        (6,646)           (402)
Policy loan transfers                                                              (81,085)      (170,516)       (145,298)
Transfers to other contracts                                                    (1,034,053)    (2,543,349)       (678,221)
Cost of insurance and administration charges                                      (377,536)    (1,611,497)       (632,111)
Surrender charges                                                                  (15,330)       (75,181)        (41,586)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from policy related transactions                          1,490,614      9,396,353       4,569,876
-----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                   1,682,398     11,149,001       5,933,492
-----------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1998                                                 $3,953,245    $22,971,942      $8,023,001
=============================================================================================================================






                                                                                Fidelity Equity     Fidelity High
                                                                                Income Division        Income
                                                                                                      Division
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                                      $1,018,314        $   329,510

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                           58,725             43,700
Net realized gains (losses) on investments                                              5,628            (11,177)
Change in net unrealized appreciation or depreciation of investments                  219,300            (81,364)

---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                       283,653            (48,841)

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes               4,698,442          1,259,486
Contract terminations and surrenders                                                  (17,461)            (4,697)
Death benefit payments                                                                 (3,431)            (1,170)
Policy loan transfers                                                                 (69,698)           (53,013)
Transfers to other contracts                                                         (572,136)          (318,315)
Cost of insurance and administration charges                                         (422,440)           (95,559)
Surrender charges                                                                      (9,702)            (2,610)

---------------------------------------------------------------------------------------------------------------------

Increase in net assets from policy related transactions                             3,603,574            784,122

---------------------------------------------------------------------------------------------------------------------

Total increase                                                                      3,887,227            735,281

---------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                                                    $4,905,541         $1,064,791

=====================================================================================================================






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1998





                                                            Government                        High
                                                            Securities        Growth     Yield Division  International
                                                             Division        Division                       Division

                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------


Net assets at January 1, 1998                              $   104,221     $   921,533     $2,092,182     $2,716,270


Increase (decrease) in net assets
Operations:

   Net investment income (loss)                                 97,510          69,385        185,849        308,919
   Net realized gains (losses) on investments                    1,370           8,386         (1,713)         5,582
   Change in net unrealized appreciation or
        depreciation of investments                             (6,358)        437,013       (222,572)        (8,068)

                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                               92,522         514,784        (38,436)       306,433

Policy related transactions:
   Net premium payments, less sales charges and
        applicable premium taxes                             3,283,931       4,050,726        654,374      6,275,718
   Contract terminations and surrenders                         (1,547)        (24,252)      (223,218)       (52,096)
   Death benefit payments                                            -               -              -         (2,388)
   Policy loan transfers                                        (9,130)        (33,585)        (2,756)       (93,812)
   Transfers to other contracts                                (93,010)       (235,746)       (82,650)      (623,489)
   Cost of insurance and administration charges               (109,416)       (419,150)      (126,865)      (697,441)
   Surrender charges                                              (859)        (13,475)        (3,532)       (28,946)
                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Increase in net assets from policy
        related transactions                                 3,069,969       3,324,518        215,353      4,777,546
                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Total increase                                               3,162,491       3,839,302        176,917      5,083,979
                                                         ----------------------------------------------------------------
                                                         ----------------------------------------------------------------
Net assets at December 31, 1998                            $ 3,266,712     $ 4,760,835     $2,269,099     $7,800,249
                                                         ================================================================
(1)   Commenced operations May 1, 1998.

See accompanying notes.



                                                                               International
                                                                                 SmallCap         MicroCap         MidCap
                                                                               Division (1)     Division (1)      Division
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                                 $           -   $           -      $19,216,629

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                           119              294        1,344,070
Net realized gains (losses) on investments                                            (148)            (681)       1,170,701
Change in net unrealized appreciation or depreciation of investments                15,012            1,093       (1,927,129)

------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                     14,983              706          587,642

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes              334,028          158,559       15,747,739
Contract terminations and surrenders                                                  (509)               -       (4,608,554)
Death benefit payments                                                                   -                -           (9,498)
Policy loan transfers                                                                    -           (2,410)        (462,004)
Transfers to other contracts                                                       (18,167)          (2,484)      (2,445,385)
Cost of insurance and administration charges                                       (13,862)          (4,993)      (2,424,710)
Surrender charges                                                                     (283)               -         (138,249)

------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from policy related transactions                            301,207          148,672        5,659,339

------------------------------------------------------------------------------------------------------------------------------

Total increase                                                                     316,190          149,378        6,246,981

------------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                                                   $316,190         $149,378      $25,463,610

==============================================================================================================================



                                                                           MidCap Growth    Money Market
                                                                            Division (1)      Division

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                                             $           -     $  4,328,456

Increase (decrease) in net assets
 Operations:
Net investment income (loss)                                                       (637)         222,792
Net realized gains (losses) on investments                                          249                -
Change in net unrealized appreciation or depreciation of investments             28,009                -

----------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  27,621          222,792

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes           306,597       36,243,366
Contract terminations and surrenders                                                (24)        (258,565)
Death benefit payments                                                                -           (1,326)
Policy loan transfers                                                                 -           (8,878)
Transfers to other contracts                                                     (4,378)     (30,709,128)
Cost of insurance and administration charges                                    (13,899)      (1,455,420)
Surrender charges                                                                   (14)         (26,181)

----------------------------------------------------------------------------------------------------------

Increase in net assets from policy related transactions                         288,282        3,783,868

----------------------------------------------------------------------------------------------------------

Total increase                                                                  315,903        4,006,660

----------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                                                $315,903     $  8,335,116

==========================================================================================================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                            Statements of Changes in Net Assets (continued)

                                                     Year ended December 31, 1998





                                                               Putnam Global    Putnam Vista      Putnam
                                                             Asset Allocation   Division (1)     Voyager      Real Estate
                                                               Division (1)                    Division (1)  Division (1)

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------


Net assets at January 1, 1998                                  $         -      $           -   $           -  $       -


Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                       (120)           (174)       (1,414)           811
   Net realized gains (losses) on investments                          140             252            45            (64)
   Change in net unrealized appreciation or
        depreciation of investments                                  4,313          20,737       105,601           (320)
                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations                                    4,333          20,815       104,232            427

Policy related transactions:
   Net premium payments, less sales charges
        and applicable premium taxes                                 76,196         114,287       868,001         33,346
   Contract terminations and surrenders                                  -               -           (93)           (23)
   Death benefit payments                                                -               -             -              -
   Policy loan transfers                                                 -               -        (2,429)             -
   Transfers to other contracts                                     (1,426)         (7,306)      (32,669)          (406)
   Cost of insurance and administration charges                     (3,872)         (4,745)      (37,442)        (1,622)
   Surrender charges                                                     -               -           (52)           (13)

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Increase in net assets from policy
        related transactions                                        70,898         102,236        795,316         31,282

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Total increase                                                      75,231         123,051       899,548         31,709

                                                            ---------------------------------------------------------------
                                                            ---------------------------------------------------------------

Net assets at December 31, 1998                                    $75,231        $123,051       $899,548        $31,709
                                                            ===============================================================
(1)   Commenced operations May 1, 1998.



See accompanying notes.




                                                                       SmallCap Growth
                                                         SmallCap       Division (1)      SmallCap Value       Utilities
                                                       Division (1)                        Division (1)       Division (1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------


Net assets at January 1, 1998                             $           -    $           -      $           -        $         -

Increase (decrease) in net assets
  Operations:
Net investment income (loss)                                  (533)            (385)               257                560
Net realized gains (losses) on investments                     (75)             (20)              (136)               372
Change in net unrealized appreciation
        or depreciation of investments                      11,967           31,970              5,416              2,337

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
        resulting from operations                           11,359           31,565              5,537              3,269

Policy related transactions:
Net premium payments, less sales charges and
        applicable premium taxes
Contract terminations and surrenders                       251,162          193,803            145,362             53,396
Death benefit payments                                         (25)             (22)               (28)                 -
Policy loan transfers                                            -                -                  -                  -
Transfers to other contracts                                  (241)               -                  -               (196)
Cost of insurance and administration charges                (3,354)          (6,641)              (828)            (8,493)
Surrender charges                                           (8,251)          (8,998)            (5,889)            (2,380)
Increase in net assets from policy
        related transactions                                   (14)             (12)               (16)                 -
                                                           239,277          178,130            138,601             42,327
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Total increase                                             250,636          209,695            144,138             45,596

-----------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1998                           $250,636         $209,695           $144,138            $45,596

-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================






                              Principal Life Insurance Company
                               Variable Life Separate Account

                                Notes to Financial Statements

                                      December 31, 2000




1. Investment and Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (the Separate Account) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2000, contractholder investment options include the following diversified open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (3):            Principal Variable Contracts Fund, Inc. (3)
     Aggressive Growth Account                             (continued):
     Asset Allocation Account                                 Real Estate Account (1)
     Balanced Account                                         Small Cap Account (1)
     Bond Account                                             Small Cap Growth Account (1)
     Capital Value Account                                    Small Cap Value Account (1)
     Government Securities Account                            Utilities Account (1)
     Growth Account                                        Fidelity Variable Insurance Products Fund:
     High Yield Account                                       Equity Income Portfolio
     International Account                                    High Income Portfolio
     International SmallCap Account (1) LargeCap Stock     Fidelity Variable Insurance Products Fund II -
     Index Account (2)                                       Contrafund Portfolio
     MicroCap Account (1)                                  Putnam Variable Trust:
     MidCap Account                                           Global Asset Allocation Fund (1)
     MidCap Growth Account (1)                                Vista Fund (1)
     Money Market Account                                     Voyager Fund (1)

   (1) Additional investment option available to contractholders as of May 1, 1998.
   (2) Additional investment option available to contractholders as of May 1, 1999.
   (3) Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2000. The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

The Separate Account supports the following variable life insurance contracts of Principal Life: Flex Variable Life Contracts, PrinFlex Life Contracts and Survivorship Variable Universal Life Insurance Contracts.





                        Principal Life Insurance Company
                         Variable Life Separate Account

                    Notes to Financial Statements (continued)




1. Investment and Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of the Separate Account's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses and Policy Charges

Principal Life is compensated for the following expenses and charges:

   Flex Variable Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .75% of the asset value of each policy. An annual administration charge of $57 for each policy and a cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for administrative and insurance expenses, respectively. The mortality and expense risk, annual administration, and insurance charges amounted to
   $214,797,  $155,185,  and  $1,828,386,   respectively,   in  2000;  $214,984,
   $174,324, and $1,994,681,  respectively, in 1999; and $227,302, $210,067, and
   $2,225,739, respectively, in 1998. A sales charge of 5.0% and a tax charge of 2.0% is deducted from each payment made on behalf of each participant. The sales and tax charge is deducted from the payments by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

   PrinFlex Life Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .90% of the asset value of each policy. A monthly administration charge of $.40 for each $1,000 of policy face amount will be deducted from policies in their first year. After the first policy year, the monthly administration charge is $6.00 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality and expense risk, administration, and insurance charges amounted to $2,074,990, $2,378,313, and $21,498,565, respectively, in 2000; $1,148,956, $1,744,117 and $14,262,467,  respectively, in 1999;  and $509,501,  $995,778 and  $7,267,150,  respectively,  in 1998. A sales charge of 2.75% of premiums less than or equal to target premium and .75% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is also deducted from each payment on behalf of each participant. The sales and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.






                                  Principal Life Insurance Company
                                   Variable Life Separate Account

                              Notes to Financial Statements (continued)




2. Expenses and Policy Charges (continued)

   Survivorship  Variable Universal Life Insurance Contracts (beginning in 1999)
   - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of .80% of the asset value of each policy. A monthly administration charge of $8.00. An additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $.07 per $1,000 of face amount. The charge of $.07 is increased by $.005 per $1,000 for each insurer classified as smoker. A cost of insurance charge, which is based on the Company's expected future mortality experience, is also deducted as compensation for insurance charges. The mortality expense risk, administration and insurance charges amounted to $58,307, $357,210 and $313,385, respectively, in 2000; and $3,970, $30,083 and $26,149, respectively, in 1999. A sales charge of 5.0% of premiums less than or equal to target premium and 2.0% of premiums in excess of target is deducted from each payment on behalf of each participant. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sale and tax charge is deducted from contributions by Principal Life prior to their transfer to the Separate Account.


3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.






                                 Principal Life Insurance Company
                                  Variable Life Separate Account

                             Notes to Financial Statements (continued)




4. Purchases and Sales of Investments

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                 Year ended December 31, 2000
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Aggressive Growth Division:
     PrinFlex Life                                1,361,577    $  29,544,860         501,754      $  10,504,335
     Survivorship Variable Universal Life           112,002        1,432,981           7,441             91,061
                                               ------------- ---------------- ---------------- ------------------
                                                  1,473,579       30,977,841         509,195         10,595,396
   Asset Allocation Division:
     PrinFlex Life                                  191,654        3,457,210          58,310            903,442
     Survivorship Variable Universal Life            29,144          373,560           1,695             19,473
                                               ------------- ---------------- ---------------- ------------------
                                                    220,798        3,830,770          60,005            922,915
   Balanced Division:
     Flex Variable Life                              22,620          677,443          29,829            923,959
     PrinFlex Life                                  264,429        3,484,623         281,698          3,711,150
     Survivorship Variable Universal Life            15,115          151,031           1,252             12,484
                                               ------------- ---------------- ---------------- ------------------
                                                    302,164        4,313,097         312,779          4,647,593
   Bond Division:
     Flex Variable Life                              31,163          724,247          43,557          1,023,319
     PrinFlex Life                                  327,188        3,830,313         160,197          1,867,395
     Survivorship Variable Universal Life            13,731          141,317           1,432             14,814
                                               ------------- ---------------- ---------------- ------------------
                                                    372,082        4,695,877         205,186          2,905,528
   Capital Value Division:
     Flex Variable Life                              41,792        1,619,557          65,294          2,329,954
     PrinFlex Life                                  772,832       10,529,652         752,345          9,893,072
     Survivorship Variable Universal Life            14,484          131,736           3,713             32,796
                                               ------------- ---------------- ---------------- ------------------
                                                    829,108       12,280,945         821,352         12,255,822
   Fidelity Contrafund Division:
     PrinFlex Life                                1,144,457       25,062,489         374,650          7,177,695
     Survivorship Variable Universal Life           111,833        1,295,489          10,478            115,605
                                               ------------- ---------------- ---------------- ------------------
                                                  1,256,290       26,357,978         385,128          7,293,300
   Fidelity Equity Income Division:
     PrinFlex Life                                  458,716        7,372,731         269,431          3,860,824
     Survivorship Variable Universal Life            46,772          468,092           6,219             60,267
                                               ------------- ---------------- ---------------- ------------------
                                                    505,488        7,840,823         275,650          3,921,091
   Fidelity High Income Division:
     PrinFlex Life                                  124,178        1,479,968          63,941            709,140
     Survivorship Variable Universal Life             7,470           68,333             422              3,693
                                               ------------- ---------------- ---------------- ------------------
                                               ------------- ---------------- ---------------- ------------------
                                                    131,648        1,548,301          64,363            712,833
   Government Securities Division:
     PrinFlex Life                                  148,727        1,835,007         160,947          1,920,835
     Survivorship Variable Universal Life             9,169           97,850           1,998             21,442
                                               ------------- ---------------- ---------------- ------------------
                                                    157,896        1,932,857         162,945          1,942,277






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 2000
                                               ------------------------------------------------------------------
                                                   Units          Amount      Units Redeemed    Amount Redeemed
                                                 Purchased      Purchased
                                               -------------- --------------- ---------------- ------------------
   Growth Division:
     PrinFlex Life                                  523,375     $  11,902,192        228,808     $    3,950,876
     Survivorship Variable Universal Life            60,111           764,544          3,602             39,270
                                               -------------- --------------- ---------------- ------------------
                                                    583,486        12,666,736        232,410          3,990,146
   High Yield Division:
     Flex Variable Life                              14,246           461,032         13,471            296,636

   International Division:
     PrinFlex Life                                  656,461        10,449,899        304,424          4,500,740
     Survivorship Variable Universal Life            37,625           441,058          4,291             46,939
                                               -------------- --------------- ---------------- ------------------
                                                    694,086        10,890,957        308,715          4,547,679
   International SmallCap Division:
     PrinFlex Life                                  562,111        10,285,823        262,440          4,526,958
     Survivorship Variable Universal Life            41,607           648,394          1,523             21,783
                                               -------------- --------------- ---------------- ------------------
                                                    603,718        10,934,217        263,963          4,548,741
   LargeCap Stock Index Division:
     PrinFlex Life                                  665,489         7,155,049        109,385          1,169,012
     Survivorship Variable Universal Life            75,861           815,290          8,957             95,411
                                               -------------- --------------- ---------------- ------------------
                                                    741,350         7,970,339        118,342          1,264,423
   MicroCap Division:
     PrinFlex Life                                  126,312         1,138,965         85,693            771,450
     Survivorship Variable Universal Life            39,160           423,776            698              7,126
                                               -------------- --------------- ---------------- ------------------
                                                    165,472         1,562,741         86,391            778,576
   MidCap Division:
     Flex Variable Life                              70,463         5,935,807         70,319          3,474,506
     PrinFlex Life                                  547,143        12,178,928        405,940          6,007,625
     Survivorship Variable Universal Life             7,081            93,418            426              5,067
                                               -------------- --------------- ---------------- ------------------
                                                    624,687        18,208,153        476,685          9,487,198
   MidCap Growth Division:
     PrinFlex Life                                  150,366         1,949,202         42,392            487,256
     Survivorship Variable Universal Life             7,683            99,040            423              5,135
                                               -------------- --------------- ---------------- ------------------
                                                    158,049         2,048,242         42,815            492,391
   Money Market Division:
     Flex Variable Life                              38,771           700,970         48,920            850,363
     PrinFlex Life                                5,179,115        62,297,867      4,831,329         57,319,829
     Survivorship Variable Universal Life         1,028,494        10,903,620      1,133,955         11,932,129
                                               -------------- --------------- ---------------- ------------------
                                                  6,246,380        73,902,457      6,014,204         70,102,321
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                   66,847           802,114         22,152            248,852
     Survivorship Variable Universal Life             7,668            88,592          2,529             27,137
                                               -------------- --------------- ---------------- ------------------
                                                     74,515           890,706         24,681            275,989








                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                Year ended December 31, 2000
                                              ------------------------------------------------------------------
                                                  Units          Amount      Units Redeemed    Amount Redeemed
                                                Purchased      Purchased
                                              -------------- --------------- ---------------- ------------------
Putnam Vista Division:
     PrinFlex Life                                 316,101    $    5,596,158         44,910    $       788,098
     Survivorship Variable Universal Life           20,759           322,587          4,233             69,463
                                              -------------- --------------- ---------------- ------------------
                                                   336,860         5,918,745         49,143            857,561
   Putnam Voyager Division:
     PrinFlex Life                                 969,010        17,883,580        243,104          4,095,212
     Survivorship Variable Universal Life          124,973         1,816,351          8,740            119,721
                                              -------------- --------------- ---------------- ------------------
                                                 1,093,983        19,699,931        251,844          4,214,933
   Real Estate Division:
     PrinFlex Life                                  80,043           900,907         25,478            276,672
     Survivorship Variable Universal Life           25,948           311,178          4,779             55,479
                                              -------------- --------------- ---------------- ------------------
                                              -------------- --------------- ---------------- ------------------
                                                   105,991         1,212,085         30,257            332,151
   SmallCap Division:
     PrinFlex Life                                 157,023         2,129,794         67,657            790,384
     Survivorship Variable Universal Life            8,321           114,731            500              5,956
                                              -------------- --------------- ---------------- ------------------
                                                   165,344         2,244,525         68,157            796,340
   SmallCap Growth Division:
     PrinFlex Life                                 418,484         9,305,031         78,202          1,631,110
     Survivorship Variable Universal Life           54,220           934,180          4,910             82,686
                                              -------------- --------------- ---------------- ------------------
                                                   472,704        10,239,211         83,112          1,713,796
   SmallCap Value Division:
     PrinFlex Life                                 197,188         2,393,515        125,832          1,460,089
     Survivorship Variable Universal Life            5,708            78,266          1,951             24,256
                                              -------------- --------------- ---------------- ------------------
                                                   202,896         2,471,781        127,783          1,484,345
   Utilities Division:
     PrinFlex Life                                 100,607         1,333,121         46,955            603,043
     Survivorship Variable Universal Life           11,059           121,182          1,210             13,343
                                              -------------- --------------- ---------------- ------------------
                                                   111,666         1,454,303         48,165            616,386
                                              -------------- --------------- ---------------- ------------------
                                                17,644,486      $276,554,650     11,036,741       $150,996,367
                                              ============== =============== ================ ==================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1999
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Aggressive Growth Division:
     PrinFlex Life                                  970,302   $  18,208,064        331,686        $  5,543,887
     Survivorship Variable Universal Life             7,867          94,528            732               8,432
                                               ------------- ---------------- ---------------- ------------------
                                                    978,169      18,302,592        332,418           5,552,319
   Asset Allocation Division:
     PrinFlex Life                                  126,145       1,964,356         55,304             741,949
     Survivorship Variable Universal Life            15,103         164,337            203               2,120
                                               ------------- ---------------- ---------------- ------------------
                                                    141,248       2,128,693         55,507             744,069
   Balanced Division:
     Flex Variable Life                              32,343       1,253,440         31,633             977,440
     PrinFlex Life                                  385,145       5,654,313        225,867           2,977,675
     Survivorship Variable Universal Life             8,197          85,151            155               1,532
                                               ------------- ---------------- ---------------- ------------------
                                                    425,685       6,992,904        257,655           3,956,647
   Bond Division:
     Flex Variable Life                              21,722         638,489         24,329             584,331
     PrinFlex Life                                  385,603       4,786,951        139,681           1,628,875
     Survivorship Variable Universal Life             4,133          43,317             72                 726
                                               ------------- ---------------- ---------------- ------------------
                                                    411,458       5,468,757        164,082           2,213,932
   Capital Value Division:
     Flex Variable Life                              58,379       3,417,091         44,706           1,759,412
     PrinFlex Life                                  865,446      14,950,191        424,784           6,209,297
     Survivorship Variable Universal Life             5,115          50,729            822               7,735
                                               ------------- ---------------- ---------------- ------------------
                                                    928,940      18,418,011        470,312           7,976,444
   Fidelity Contrafund Division:
     PrinFlex Life                                  784,899      13,802,563        194,124           3,317,646
     Survivorship Variable Universal Life            14,058         141,995            340               3,542
                                               ------------- ---------------- ---------------- ------------------
                                                    798,957      13,944,558        194,464           3,321,188
   Fidelity Equity Income Division:
     PrinFlex Life                                  442,641       6,654,870        161,414           2,328,152
     Survivorship Variable Universal Life             6,673          63,501             65                 624
                                               ------------- ---------------- ---------------- ------------------
                                                    449,314       6,718,371        161,479           2,328,776
   Fidelity High Income Division:
     PrinFlex Life                                   86,113       1,116,094         51,793             611,648

   Government Securities Division:
     PrinFlex Life                                  194,406       2,480,309        209,054           2,462,106
     Survivorship Variable Universal Life             6,834          71,341          3,590              36,630
                                               ------------- ---------------- ---------------- ------------------
                                                    201,240       2,551,650        212,644           2,498,736





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1999
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
Growth Division:
     PrinFlex Life                                  454,302  $    7,156,190        154,162        $  2,398,898
     Survivorship Variable Universal Life             4,616          48,392             84                 860
                                               ------------- ---------------- ---------------- ------------------
                                                    458,918       7,204,582        154,246           2,399,758
   High Yield Division:
     Flex Variable Life                              20,298         591,968         48,184           1,053,406

   International Division:
     PrinFlex Life                                  492,014       7,894,576        272,765           3,522,604
     Survivorship Variable Universal Life             3,556          41,864             36                 386
                                               ------------- ---------------- ---------------- ------------------
                                                    495,570       7,936,440        272,801           3,522,990
   International SmallCap Division:
     PrinFlex Life                                   95,274       1,287,791         19,712             263,257
     Survivorship Variable Universal Life             1,484          19,838             17                 217
                                               ------------- ---------------- ---------------- ------------------
                                                     96,758       1,307,629         19,729             263,474
   LargeCap Stock Index Division:
     PrinFlex Life                                  621,329        6,531,558        17,000             174,277
     Survivorship Variable Universal Life             2,600           26,786            72                 759
                                               -------------- --------------- ---------------- ------------------
                                                    623,929        6,558,344        17,072             175,036
   MicroCap Division:
     PrinFlex Life                                   42,361         346,589          7,556              61,540
     Survivorship Variable Universal Life             2,583          22,694              5                  47
                                               ------------- ---------------- ---------------- ------------------
                                                     44,944         369,283          7,561              61,587
   MidCap Division:
     Flex Variable Life                              69,891       3,419,307         78,806           3,282,474
     PrinFlex Life                                  669,400       9,125,936        492,907           6,123,791
     Survivorship Variable Universal Life               232           2,437              4                  44
                                               ------------- ---------------- ---------------- ------------------
                                                    739,523      12,547,680        571,717           9,406,309
   MidCap Growth Division:
     PrinFlex Life                                   90,323         878,244         32,058             309,719
     Survivorship Variable Universal Life               236           2,184             15                 150
                                               ------------- ---------------- ---------------- ------------------
                                                     90,559         880,428         32,073             309,869
   Money Market Division:
     Flex Variable Life                              22,657         399,399          8,313             140,760
     PrinFlex Life                                3,259,754      37,186,165      2,946,933          33,194,646
     Survivorship Variable Universal Life           339,308       3,452,703        155,990           1,582,499
                                               ------------- ---------------- ---------------- ------------------
                                                  3,621,719      41,038,267      3,111,236          34,917,905
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                   37,942         413,030         12,194             134,797
     Survivorship Variable Universal Life             3,901          41,312             14                 151
                                               ------------- ---------------- ---------------- ------------------
                                                     41,843         454,342         12,208             134,948






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1999
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Putnam Vista Division:
     PrinFlex Life                                   52,210  $       681,239         8,751       $     106,029
     Survivorship Variable Universal Life               782           9,644              6                  76
                                               ------------- ---------------- ---------------- ------------------
                                                     52,992         690,883          8,757             106,105
   Putnam Voyager Division:
     PrinFlex Life                                  505,025       6,504,503         86,311           1,091,791
     Survivorship Variable Universal Life            10,457         114,740            124               1,528
                                               ------------- ---------------- ---------------- ------------------
                                                    515,482       6,619,243         86,435           1,093,319
   Real Estate Division:
     PrinFlex Life                                    6,892          65,261          2,042              18,329

   SmallCap Division:
     PrinFlex Life                                   82,373         858,971         19,001             178,081
     Survivorship Variable Universal Life               997          11,754             11                 117
                                               ------------- ---------------- ---------------- ------------------
                                                     83,370         870,725         19,012             178,198
   SmallCap Growth Division:
     PrinFlex Life                                  105,937       1,480,349         19,878             283,342
     Survivorship Variable Universal Life             1,414          18,203             10                 146
                                               ------------- ---------------- ---------------- ------------------
                                                    107,351       1,498,552         19,888             283,488
   SmallCap Value Division:
     PrinFlex Life                                   50,737         461,462         11,295             102,194
     Survivorship Variable Universal Life             3,695          38,793              8                  83
                                               ------------- ---------------- ---------------- ------------------
                                                     54,432         500,255         11,303             102,277
   Utilities Division:
     PrinFlex Life                                   39,617         471,468          7,891              93,083
     Survivorship Variable Universal Life             1,571          15,596              5                  50
                                               ------------- ---------------- ---------------- ------------------
                                                     41,188         487,064          7,896              93,133
                                               ------------- ---------------- ---------------- ------------------
                                                 11,516,892    $165,262,576      6,302,514         $83,323,890
                                               ============= ================ ================ ==================





                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1998
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   Aggressive Growth Division:
     PrinFlex Life                                 861,317    $  12,227,704        211,314        $  2,857,454

   Asset Allocation Division:
     PrinFlex Life                                 131,206        1,668,350         53,260             645,589

   Balanced Division:
     Flex Variable Life                             36,816        1,264,339         71,643           2,030,576
     PrinFlex Life                                 490,842        6,352,561        138,126           1,693,746
                                               ------------- ---------------- ---------------- ------------------
                                                   527,658        7,616,900        209,769           3,724,322
   Bond Division:
     Flex Variable Life                             55,198        1,406,724         53,470           1,271,250
     PrinFlex Life                                 174,764        2,098,649         49,437             565,502
                                               ------------- ---------------- ---------------- ------------------
                                                   229,962        3,505,373        102,907           1,836,752
   Capital Value Division:
     Flex Variable Life                             69,516        2,942,517         96,955           3,533,172
     PrinFlex Life                               1,007,229       14,488,359        257,693           3,491,448
                                               ------------- ---------------- ---------------- ------------------
                                                 1,076,745       17,430,876        354,648           7,024,620
   Fidelity Contrafund Division:
     PrinFlex Life                                 457,546        6,291,010        120,504           1,610,333

   Fidelity Equity Income Division:
     PrinFlex Life                                 361,409        4,781,646         86,079           1,119,347

   Fidelity High Income Division:
     PrinFlex Life                                 109,968        1,310,358         41,948             482,536

   Government Securities Division:
     PrinFlex Life                                 286,524        3,395,601         19,932             228,122

   Growth Division:
     PrinFlex Life                                 303,006        4,142,276         55,628             748,373

   High Yield Division:
     Flex Variable Life                             29,675          857,141         20,132             455,939

   International Division:
     PrinFlex Life                                 530,953        6,632,041        131,554           1,545,576

   International SmallCap Division:
     PrinFlex Life                                  38,901          334,880          3,976              33,554






                                                   Principal Life Insurance Company
                                                    Variable Life Separate Account

                                               Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                                 Year ended December 31, 1998
                                               ------------------------------------------------------------------
                                                  Units          Amount       Units Redeemed    Amount Redeemed
                                                Purchased       Purchased
                                               ------------- ---------------- ---------------- ------------------
   MicroCap Division:
     PrinFlex Life                                  19,585   $       159,179         1,311      $       10,213

   MidCap Division:
     Flex Variable Life                            103,942        4,846,657        183,301           7,449,571
     PrinFlex Life                                 943,646       12,430,779        229,365           2,824,456
                                               ------------- ---------------- ---------------- ------------------
                                                 1,047,588       17,277,436        412,666          10,274,027
   Mid-Cap Growth Division:
     PrinFlex Life                                  34,735          306,597          2,195              18,952

   Money Market Division:
     Flex Variable Life                             39,955          657,300         49,712             795,271
     PrinFlex Life                               3,322,020       35,876,706      2,964,012          31,732,075
                                               ------------- ---------------- ---------------- ------------------
                                                 3,361,975       36,534,006      3,013,724          32,527,346
   Putnam Global Asset Allocation Division:
     PrinFlex Life                                   7,867           76,195            562               5,417

   Putnam Vista Division;
     PrinFlex Life                                  13,042          114,287          1,330              12,225

   Putnam Voyager Division:
     PrinFlex Life                                  90,896          868,001          7,931              74,099

   Real Estate Division:
     PrinFlex Life                                   3,623           34,212            233               2,119

   SmallCap Division:
     PrinFlex Life                                  33,031          251,186          1,679              12,442

   SmallCap Growth Division:
     PrinFlex Life                                  22,252          193,803          1,822              16,058

   SmallCap Value Division:
     PrinFlex Life                                  17,813          145,873            878               7,015

   Utilities Division:
     PrinFlex Life                                   4,976           54,019          1,032              11,132
                                               ------------- ---------------- ---------------- ------------------
                                                 9,602,253     $126,208,950      4,857,014         $65,283,562
                                               ============= ================ ================ ==================








                         Report of Independent Auditors



The Board of Directors and Stockholder
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company) as of December 31, 2000 and 1999, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          /S/  ERNST & YOUNG LLP



Des Moines, Iowa
February 2, 2001



                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
                                                                               (In Millions)
Revenues
Premiums and other considerations                                    $3,929.3      $3,937.6      $3,818.4
Fees and other revenues                                               1,214.5       1,126.0         978.8
Net investment income                                                 3,115.5       3,045.8       2,933.8
Net realized capital gains                                              151.8         456.6         465.8
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Total revenues                                                        8,411.1       8,566.0       8,196.8

Expenses
Benefits, claims and settlement expenses                              5,147.1       5,260.9       5,089.0
Dividends to policyholders                                              312.7         304.6         298.7
Operating expenses                                                    2,060.9       1,867.3       2,070.2
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Total expenses                                                        7,520.7       7,432.8       7,457.9
                                                                 ------------------------------------------

Income before income taxes                                              890.4       1,133.2         738.9

Income taxes                                                            248.8         323.5          43.6
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Net income                                                           $  641.6      $  809.7      $  695.3
                                                                 ==========================================



See accompanying notes.



                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position



                                                                                       December 31
                                                                                   2000           1999
                                                                              ------------------------------
                                                                              ------------------------------
                                                                                      (In Millions)
Assets
Fixed maturities, available-for-sale                                             $26,142.1      $23,441.4
Equity securities, available-for-sale                                                710.3          864.2
Mortgage loans                                                                    11,325.8       13,332.2
Real estate                                                                        1,391.7        2,212.0
Policy loans                                                                         803.6          780.5
Other investments                                                                    532.8          637.6
                                                                              ------------------------------
Total investments                                                                 40,906.3       41,267.9

Cash and cash equivalents                                                            998.6          385.5
Accrued investment income                                                            530.4          471.3
Premiums due and other receivables                                                   253.9          304.3
Deferred policy acquisition costs                                                  1,333.3        1,430.9
Property and equipment                                                               471.2          457.9
Goodwill and other intangibles                                                        94.1          152.5
Mortgage loan servicing rights                                                     1,084.4        1,081.0
Separate account assets                                                           33,180.4       33,306.9
Other assets                                                                       1,402.4          457.8
                                                                              ------------------------------
                                                                              ------------------------------
Total assets                                                                     $80,255.0      $79,316.0
                                                                              ==============================
                                                                              ==============================

Liabilities
Contractholder funds                                                             $24,300.2      $24,519.8
Future policy benefits and claims                                                 12,431.7       12,491.2
Other policyholder funds                                                             597.4          676.9
Short-term debt                                                                    1,339.9          348.8
Long-term debt                                                                       672.3          834.2
Income taxes currently payable                                                       124.5           18.2
Deferred income taxes                                                                399.0          265.3
Separate account liabilities                                                      33,180.4       33,306.9
Other liabilities                                                                  1,909.4        1,903.7
                                                                              ------------------------------
                                                                              ------------------------------
Total liabilities                                                                 74,954.8       74,365.0

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal
   Mutual Holding Company)                                                             2.5            2.5
Additional paid-in capital                                                            21.0            -
Retained earnings                                                                  5,188.6        5,110.6
Accumulated other comprehensive income (loss):
   Net unrealized gains (losses) on available-for-sale securities                    121.1         (102.1)
   Net foreign currency translation adjustment                                       (33.0)         (60.0)
                                                                              ------------------------------
                                                                              ------------------------------
Total stockholder's equity                                                         5,300.2        4,951.0
                                                                              ------------------------------
                                                                              ------------------------------
Total liabilities and stockholder's equity                                       $80,255.0      $79,316.0
                                                                              ==============================

See accompanying notes.



                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity




                                                                                       Net Unrealized
                                                                                       Gains (Losses)    Net Foreign      Total
                                                            Additional                  on Available-     Currency    Stock-holder's
                                                  Common     Paid-In     Retained         for-Sale       Translation      Equity
                                                   Stock     Capital     Earnings        Securities      Adjustment
                                                ------------------------------------------------------------------------------------
                                                                                    (In Millions)

 Balances at January 1, 1998                        $ -        $  -      $4,257.1        $1,037.5         $(10.6)       $5,284.2
 Issuance of 2,500,000 shares of common stock
   to parent holding company                         2.5          -          (2.5)            -              -              -
 Dividend to parent holding company                  -            -        (200.0)            -              -            (200.0)
 Comprehensive income:
   Net income                                        -            -         695.3             -              -             695.3
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -            -           -            (203.3)           -            (203.3)
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -            -           -            (291.3)           -            (291.3)
   Adjustments for assumed changes
     in amortization patterns:
     Deferred policy acquisition costs               -            -           -              37.1            -              37.1
     Unearned revenue reserves                       -            -           -              (3.6)           -              (3.6)
   Provision for deferred income tax benefit         -            -           -             169.5            -             169.5
   Change in net foreign currency translation
     adjustment                                      -            -           -               -            (18.3)          (18.3)
                                                                                                                     -----------
 Comprehensive income                                                                                                      385.3
                                                 -------------------------------------------------------------------------------
 Balances at December 31, 1998                       2.5          -       4,749.9           745.9          (28.9)        5,469.4
 Dividend to parent holding company                  -            -        (449.0)            -              -            (449.0)
 Comprehensive loss:
   Net income                                        -            -         809.7             -              -             809.7
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -            -           -          (1,375.1)           -          (1,375.1)
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -            -           -            (142.7)           -            (142.7)
   Adjustments for assumed changes in
     amortization patterns:
     Deferred policy acquisition costs               -            -           -             246.1            -             246.1
     Unearned revenue reserves                       -            -           -             (29.5)           -             (29.5)
   Provision for deferred income tax benefit         -            -           -             453.2            -             453.2
   Change in net foreign currency translation
     adjustment                                      -            -           -               -            (31.1)          (31.1)
                                                                                                                     -----------
 Comprehensive loss                                                                                                        (69.4)
                                                 -------------------------------------------------------------------------------
 Balances at December 31, 1999                       2.5          -       5,110.6          (102.1)         (60.0)        4,951.0



                        Principal Life Insurance Company

           Consolidated Statements of Stockholder's Equity (continued)




                                                                                       Net Unrealized
                                                                                       Gains (Losses)    Net Foreign      Total
                                                            Additional                  on Available-     Currency    Stock-holder's
                                                  Common     Paid-In     Retained         for-Sale       Translation      Equity
                                                   Stock     Capital     Earnings        Securities      Adjustment
                                                ------------------------------------------------------------------------------------
                                                                                     (In Millions)

 Balances at January 1, 2000                        $2.5      $  -       $5,110.6        $(102.1)         $(60.0)       $4,951.0
 Reclassification of retained earnings to
   additional paid-in capital                        -         21.0         (21.0)           -               -             -
 Dividends to parent holding company                 -          -          (542.6)           -               -            (542.6)
 Comprehensive income:
   Net income                                        -          -           641.6            -               -             641.6
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -          -             -            721.9             -             721.9
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -          -             -           (270.0)            -            (270.0)
   Adjustments for assumed changes in
     amortization patterns:
     Deferred policy acquisition costs               -          -             -           (122.6)            -            (122.6)
     Unearned revenue reserves                       -          -             -             15.2             -              15.2
   Provision for deferred income taxes               -          -             -           (121.3)            -            (121.3)
   Change in net foreign currency translation
     adjustment                                      -          -             -              -              27.0            27.0
                                                                                                                       -----------
 Comprehensive income                                -          -                                                          891.8
                                                ----------------------------------------------------------------------------------
 Balances at December 31, 2000                      $2.5      $21.0      $5,188.6        $ 121.1          $(33.0)       $5,300.2
                                                ==================================================================================


See accompanying notes.



                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows




                                                                           Year ended December 31
                                                                     2000           1999           1998
                                                                ---------------------------------------------
                                                                               (In Millions)
Operating activities
Net income                                                         $     641.6    $     809.7   $     695.3
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                     238.6          173.7         219.0
   Additions to deferred policy acquisition costs                       (263.6)        (253.8)       (229.1)
   Accrued investment income                                             (59.1)         (37.0)         22.9
   Premiums due and other receivables                                    (25.0)         102.2          (1.9)
   Contractholder and policyholder liabilities and dividends
                                                                       1,429.6        1,633.0       1,616.1
   Current and deferred income taxes                                     127.9           45.8        (264.8)
   Net realized capital gains                                           (151.8)        (456.6)       (465.8)
   Depreciation and amortization expense                                  71.4           72.5         110.5
   Amortization and impairment/recovery of mortgage servicing
     rights                                                              157.3           94.4         142.3
   Other                                                                (367.1)         (34.0)        212.1
                                                                ---------------------------------------------
Net adjustments                                                        1,158.2        1,340.2       1,361.3
                                                                ---------------------------------------------
Net cash provided by operating activities                              1,799.8        2,149.9       2,056.6

Investing activities Available-for-sale securities:
   Purchases                                                         (12,932.5)     (11,510.2)     (7,475.1)
   Sales                                                               7,312.8        6,947.1       5,857.2
   Maturities                                                          2,665.3        2,599.2       1,376.7
Mortgage loans acquired or originated                                (10,471.3)     (16,594.6)    (14,261.4)
Mortgage loans sold or repaid                                         12,026.8       16,361.5      14,477.8
Net change in mortgage servicing rights                                 (182.9)        (307.5)       (387.4)
Real estate acquired                                                    (324.3)        (449.7)       (436.3)
Real estate sold                                                         795.8          869.8         661.6
Net change in property and equipment                                     (27.2)         (19.7)        (23.1)
Proceeds from sales of subsidiaries                                        -             41.7          95.5
Purchases of interest in subsidiaries, net of cash acquired
                                                                           -            (12.8)       (217.7)
Net change in other investments                                          187.9         (259.2)       (360.9)
                                                                ---------------------------------------------
Net cash used in investing activities                                   (949.6)      (2,334.4)       (693.1)



                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)




                                                                           Year ended December 31
                                                                     2000           1999           1998
                                                                ---------------------------------------------
                                                                               (In Millions)
Financing activities
Issuance of debt                                                 $     230.4    $     203.5     $     243.0
Principal repayments of debt                                          (119.9)         (40.2)          (50.9)
Proceeds of short-term borrowings                                    1,373.4        4,952.4         8,627.7
Repayment of short-term borrowings                                    (346.8)      (4,895.7)       (8,924.3)
Dividends paid to parent holding company                              (345.5)        (354.5)         (140.0)
Investment contract deposits                                         3,982.6        5,325.4         5,854.1
Investment contract withdrawals                                     (5,011.3)      (5,081.7)       (7,058.3)
                                                                ---------------------------------------------
Net cash provided by (used in) financing activities                   (237.1)         109.2        (1,448.7)
                                                                ---------------------------------------------

Net increase (decrease) in cash and cash equivalents
                                                                       613.1          (75.3)          (85.2)

Cash and cash equivalents at beginning of year                         385.5          460.8           546.0
                                                                ---------------------------------------------
Cash and cash equivalents at end of year                         $     998.6    $     385.5     $     460.8
                                                                =============================================

Schedule of noncash operating and investing activities
Net transfer of noncash assets and liabilities to an
   unconsolidated limited liability company in exchange for a
   minority interest.                                             $   (255.0)
                                                                ===============
                                                                ===============
Dividend of net noncash assets and liabilities of Principal
   International de Chile, S.A. and Principal Compania de
   Seguros de Vida Chile, S.A. to Principal Financial
   Services, Inc. on September 28, 2000
                                                                  $   (170.6)
                                                                ===============
Dividend of net noncash assets and liabilities of Princor
   Financial Services Corporation to Principal Financial
   Services, Inc. on April 1, 1999
                                                                               $      (12.0)
                                                                               ================
                                                                               ================
Net transfer of noncash assets and  liabilities of Principal  Health Care Inc. on
   April 1, 1998 in exchange for common shares of Coventry Health Care, Inc.
                                                                                                 $   (160.0)
                                                                                               ==============

See accompanying notes.



                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2000



1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company ("Principal Mutual Holding Company") and converted to a stock life insurance company ("Principal Life Insurance Company"). All of the shares of Principal Life Insurance Company were issued to Principal Mutual
Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on Principal Life Insurance Company and its consolidated subsidiaries, as the net assets so transferred to achieve the change in legal organization were accounted for at historical carrying amounts in a manner similar to that in pooling-of-interests accounting.

Plan of Demutualization

In 2000, the Board of Directors of Principal Mutual Holding Company approved management's recommendation to develop a plan of demutualization to convert Principal Mutual Holding Company into a stock company. Management expects to complete development of the plan of demutualization in the first half of 2001. The plan will primarily address how the organization will be restructured, required approvals, and eligibility for and allocation of policyholder compensation. The proposed plan, when completed, will be subject to approval by the Board of Directors, eligible policyholders of Principal Life Insurance Company and the Insurance Commissioner of the State of Iowa.

Description of Business

Principal  Life  Insurance  Company  and  its  consolidated  subsidiaries  ("the
Company") is a diversified financial services organization engaged in the marketing and management of retirement savings, investment and insurance products and services in the United States and selected international markets and residential mortgage loan origination and servicing in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. A temporarily controlled subsidiary is carried at the lower of cost or fair value, and is included in other investments. All significant intercompany accounts and transactions have been eliminated.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Total assets of the unconsolidated entities amounted to $2,234.9 million at December 31, 2000 and $2,314.8 million at December 31, 1999. Total revenues of the unconsolidated entities were $2,127.9 million in 2000, $1,971.5 million in 1999 and $1,749.9 million in 1998. During 2000, 1999 and 1998, the Company included $31.4 million, $107.7 million and $18.2 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a closed block for the benefit of individual participating dividend-paying policies in force on that date. The closed block was designed to provide reasonable assurance to policyholders included therein that, after the Reorganization, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales if the experience underlying such scales continued. Assets were allocated to the closed block in amounts such that their cash flows together with anticipated revenues from policies included in the closed block, were reasonably expected to be sufficient to support such policies, including provision for payment of claims, certain expenses, charges and taxes, and to provide for the continuation of dividends in aggregate in accordance with the 1997 policy dividend scales if the experience underlying such scales continued, and to allow for appropriate adjustments in such scales if the experience changes.

Assets allocated to the closed block inure to the benefits of the holders of policies included in the closed block. Closed block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies included in the closed block, in accordance with their terms. If the assets allocated to the closed block, the investment cash flows from those assets and the revenues from the policies included in the closed block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the closed block, the Company will be required to make such payments from its general funds. See Note 7.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 14 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company has residential mortgage loans held for sale in the amount of $84.8 million and $432.1 million and commercial mortgage loans held for sale in the amount of $520.9 million and $280.1 million at December 31, 2000 and 1999, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

The Company sells commercial mortgage loans on an unconsolidated trust which then issues mortgage-backed securities. The Company may retain interests in the loans by purchasing portions of the securities from the issuance. Gain or loss on the sales of the mortgages depends in part on the previous carrying amounts of the financial assets involved in the transfer, which is allocated between the assets sold and the retained interests based on their relative fair value at the date of transfer. Fair values are determined by quoted market prices of external buyers of each class of security purchased. The retained interests are thereafter carried at fair value as is the case of other fixed maturity investments.

The Company also sells residential mortgage loans in securitization transactions, and retains servicing rights which are retained interests in the securitized loans. Gain or loss on the sales of the loans depends in part on the previous carrying amounts of the financial assets sold and the retained interests based on their relative fair values at the date of the transfer. To obtain fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so the Company estimates fair value based on the present value of the future expected cash flows using management's best estimates of the key assumptions - prepayment speeds and option adjusted spreads commensurate with the risks involved.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The Company's use of derivatives is further described in Note 6. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market. Futures contracts and mortgage-backed forwards are used to hedge anticipated transactions. Futures contracts are marked to market value and settled daily. However, changes in the market value of such contracts have not qualified for inclusion in the measurements of subsequent transactions or represent hedges of items reported at fair value. Accordingly, such changes in market value are reported in net income in the period of change.

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Participating business represented approximately 34%, 34% and 36% of the Company's life insurance in force and 79%, 78% and 81% of the number of life insurance policies in force at December 31, 2000, 1999 and 1998, respectively. Participating business represented approximately 64%, 63% and 76% of life insurance premiums for the years ended December 31, 2000, 1999 and 1998, respectively.

The amount of dividends to policyholders is approved annually by the Company's Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. At the end of the reporting period, the Company establishes a dividend liability for the pro-rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from those products are recognized as revenue when due.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs") and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized on the sale of residential mortgage loans and residential mortgage loan servicing rights.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2000, 1999 and 1998, respectively, the Company had reinsured $13.2 billion, $10.2 billion and $6.9 billion of life insurance in force, representing 9%, 7% and 5% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
   Premiums and other considerations:
     Direct                                                          $4,074.8      $3,990.0      $3,799.9
     Assumed                                                             24.6           4.1          62.2
     Ceded                                                             (170.1)        (56.5)        (43.7)
                                                                 ------------------------------------------
   Net premiums and other considerations                             $3,929.3      $3,937.6      $3,818.4
                                                                 ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Benefits, claims and settlement expenses:
     Direct                                                          $5,302.6      $5,296.1      $5,051.5
     Assumed                                                              1.9          (1.3)         66.0
     Ceded                                                             (157.4)        (33.9)        (28.5)
                                                                 ------------------------------------------
   Net benefits, claims and settlement expenses                      $5,147.1      $5,260.9      $5,089.0
                                                                 ==========================================

Guaranty-fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a U.S. consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The
Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property  and  equipment  includes  home office  properties,  related  leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):
                                                             December 31
                                                         2000           1999
                                                     ---------------------------

   Property and equipment                                $846.3        $777.2
   Accumulated depreciation                              (375.1)       (319.3)
                                                     ---------------------------
   Property and equipment, net                           $471.2        $457.9
                                                     ===========================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets which have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangibles is reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates, profitability analyses and the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces the goodwill to an amount that results in the book value of the subsidiary approximating fair value.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):
                                                            December 31
                                                        2000           1999
                                                     ---------------------------

   Goodwill                                             $137.9        $176.6
   Other intangibles                                       0.3          21.7
                                                     ---------------------------
                                                         138.2         198.3
   Accumulated amortization                              (44.1)        (45.8)
                                                     ---------------------------
   Total goodwill and other intangibles, net           $  94.1        $152.5
                                                     ===========================

Premiums Due and Other Receivables

Premiums due and other  receivables  include life and health insurance  premiums
due,   reinsurance   recoveries,   guaranty  funds  receivable  or  on  deposit,
receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance. For purposes of performing its impairment evaluation, the Company stratifies the servicing portfolio on the basis of specified predominant risk characteristics, including loan type and note rate. A valuation model is used to determine the fair value at each stratum. Cash flows are calculated using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates. External valuations are obtained for comparative purposes. Impairment (recovery) of mortgage loan servicing rights was $(0.5) million, $(53.2) million and $51.9 million in 2000, 1999 and 1998, respectively.

Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders, which would not be applicable to a mutual holding company.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities
     arising during the year                                         $252.6       $(1,037.9)    $(531.8)
   Adjustment for realized gains (losses) on available-for-sale securities included in net income
                                                                      (29.4)          189.9       240.2
                                                                 ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities,
     as adjusted                                                     $223.2       $  (848.0)    $(291.6)
                                                                 ==========================================

The above adjustment for net realized gains on available-for-sale securities included in net income is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Reclassifications

Reclassifications have been made to the 1998 and 1999 consolidated financial statements to conform to the 2000 presentation.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, Statement No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137") was issued deferring the effective date of SFAS 133 by one year. The new effective date for the Company to adopt SFAS 133 is January 1, 2001. In June 2000, the FASB issued Statement No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities an amendment of FASB Statement No. 133 which amended the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. SFAS 133 will require the Company to include all derivatives in the consolidated statement of financial position at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. Derivatives not used in hedging



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

activities must be adjusted to fair value through earnings. The Company adopted SFAS 133 effective January 1, 2001. The Company evaluated the effect implementation would have on its reported results of operations and financial position, based on derivatives holdings and market conditions as of December 31, 2000. That evaluation indicated that the implementation of SFAS 133 would not have had a material impact on the results of operations and financial position as of and for the year ended December 31, 2000.

On January 1, 1999, the Company implemented the Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 defines internal use software and when the costs associated with internal use should be capitalized. The implementation did not have a material impact on the Company's consolidated financial statements.

In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3, Accounting by Insurance Enterprises for Demutualization and Formation of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts. The effective date for adoption of SOP 00-3, with retroactive application and restatement of all previously issued financial statements, is for fiscal years beginning after December 15, 2000, however, early adoption is encouraged by the Accounting Standards Executive Committee. The Statement provides guidance on accounting by insurance companies for demutualization and the formation of mutual insurance holding companies. The Statement specifies that closed block assets, liabilities, revenues and expenses should be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. The Statement also provides guidance regarding: accounting for predemutualization participating contracts, establishment of a policyholder dividend obligation for earnings that relate to the closed block, but do not inure to stockholders, if applicable, accounting for participating policies sold outside the closed block, accounting for expenses related to a demutualization and the formation of an MIHC, accounting for retained earnings and other comprehensive income and accounting for a distribution from an MIHC to its members. The Company early adopted SOP 00-3 during 2000, and financial statements for all periods presented have been reclassified to reflect the guidance set forth in SOP 00-3. See Note 7.


2. Related Party Transactions

The Company and its direct parent, Principal Financial Services, Inc. ("Principal Financial Services"), are parties to a cash advance agreement, which allows those entities to pool their available cash in order to more efficiently and effectively invest their cash. The cash advance agreement allows (i) the Company to advance cash to Principal Financial Services in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day "AA" Financial Commercial Paper Discount Rate published by the Federal Reserve (the "Internal Crediting Rate"); and (ii)



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




2. Related Party Transactions (continued)

Principal Financial Services to advance cash to the Company in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse Principal Financial Services for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, the Company had a receivable from Principal Financial Services of $843.6 million and $284.4 million at December 31, 2000 and 1999, respectively.


3. Mergers, Acquisitions and Divestitures

On December 21, 2000, the Company entered into an agreement to dispose of the stock of Principal International Espana, S.A. de Seguros de Vida, a subsidiary in Spain. The transaction is expected to be completed in the first quarter of 2001, after which the Company will have no business operations in Spain. In 2000, the consolidated financial statements included $222.7 million in assets, $49.4 million in revenues and $(1.2) million of pretax losses related to these operations.

Beginning January 1, 2000, the Company ceased new sales of Medicare supplement insurance and effective July 1, 2000, the Company entered into a reinsurance agreement to reinsure 100% of the Medicare supplement insurance block of business. Medicare supplement insurance premiums were $98.4 million for the six months ended June 30, 2000 and $164.6 million for the year ended December 31, 1999.

During 1999, various other acquisitions were made by the Company at purchase prices aggregating $13.5 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1999 and total 1999 revenue of $17.0 million and $11.6 million, respectively.

Effective April 1, 1998, the Company transferred substantially all of its managed care operations with Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170.0 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419.0 million, $883.3 million and $(26.1) million, respectively, for the transferred business. In September 2000, the Company sold a portion of its equity ownership position, which reduced its ownership to approximately 25% and resulted in a realized capital gain of $13.9 million, net of tax.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Mergers, Acquisitions and Divestitures (continued)

During 1998, various acquisitions were made by the Company at purchase prices aggregating $224.5 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $458.8 million and $58.3 million, respectively.

During 1998, various divestitures were made by the Company at selling prices aggregating $117.9 million and $15.3 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $151.6 million in assets, $205.7 million in revenues and $19.8 million of pretax losses related to these subsidiaries.

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $84.9 million.

4. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2000 and 1999, are as follows (in millions):

                                                                    Gross           Gross
                                                                 Unrealized      Unrealized         Fair
                                                    Cost            Gains          Losses          Value
                                               ---------------------------------------------------------------
                                               ---------------------------------------------------------------
   December 31, 2000 Fixed maturities:
     United States Government and
        agencies                                   $    23.2         $  0.1         $  0.2          $    23.1
     Foreign governments                               692.8           25.0            5.3              712.5
     States and political subdivisions                 287.4           12.5            4.2              295.7
     Corporate - public                              8,795.2          216.5          129.3            8,882.4
     Corporate - private                             9,807.6          208.9          206.0            9,810.5
     Mortgage-backed and other asset-backed
       securities                                    6,244.2          208.0           34.3            6,417.9
                                               ---------------------------------------------------------------
   Total fixed maturities                          $25,850.4         $671.0         $379.3          $26,142.1
                                               ===============================================================
                                               ===============================================================
   Total equity securities                         $   773.9         $190.6         $254.2          $   710.3
                                               ===============================================================
                                               ===============================================================

   December 31, 1999 Fixed maturities:
     United States Government and agencies
                                                   $   163.6         $    -         $  1.7          $   161.9
     Foreign governments                               820.1           18.7           15.1              823.7
     States and political subdivisions                 176.1            1.3            9.9              167.5
     Corporate - public                              5,425.4           74.4          140.6            5,359.2
     Corporate - private                            11,474.5          106.7          363.0           11,218.2
     Mortgage-backed and other asset-backed
       securities                                    5,832.2           12.6          133.9            5,710.9
                                               ---------------------------------------------------------------
   Total fixed maturities                          $23,891.9         $213.7         $664.2          $23,441.4
                                               ===============================================================
   Total equity securities                         $   720.8         $176.3         $ 32.9          $   864.2
                                               ===============================================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The cost and fair value of fixed maturities available-for-sale at December 31, 2000, by expected maturity, are as follows (in millions):

                                                                                  Cost         Fair Value
                                                                              -------------------------------
                                                                              -------------------------------

   Due in one year or less                                                       $  1,111.7      $ 1,099.4
   Due after one year through five years                                           9,727.5         9,726.9
   Due after five years through ten years                                          5,135.9         5,213.5
   Due after ten years                                                             3,631.1         3,684.4
                                                                              -------------------------------
                                                                              -------------------------------
                                                                                  19,606.2        19,724.2
   Mortgage-backed and other asset-backed securities                               6,244.2         6,417.9
                                                                              -------------------------------
                                                                              -------------------------------
   Total                                                                         $25,850.4       $26,142.1
                                                                              ===============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                                          Year ended December 31
                                                                   2000           1999           1998
                                                               ---------------------------------------------

   Fixed maturities, available-for-sale                           $1,856.5      $1,711.1        $1,587.5
   Equity securities, available-for-sale                              67.5          46.1            31.6
   Mortgage loans                                                  1,005.0       1,111.1         1,143.0
   Real estate                                                       171.0         187.5           143.2
   Policy loans                                                       55.1          50.2            50.9
   Cash and cash equivalents                                          69.9          20.9             8.8
   Other                                                              43.3          43.3           108.1
                                                               ---------------------------------------------
                                                               ---------------------------------------------
                                                                   3,268.3       3,170.2         3,073.1

   Less investment expenses                                         (152.8)       (124.4)         (139.3)
                                                               ---------------------------------------------
                                                               ---------------------------------------------
   Net investment income                                          $3,115.5      $3,045.8        $2,933.8
                                                               =============================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The major components of net realized capital gains on investments are summarized as follows (in millions):

                                                                            Year ended December 31
                                                                      2000          1999           1998
                                                                  -------------------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                                                     $  28.9       $  31.2        $ 61.4
     Gross losses                                                     (155.0)       (125.4)        (33.5)
   Equity securities, available-for-sale:
     Gross gains                                                        84.2         408.7         341.7
     Gross losses                                                       (3.9)        (25.7)        (38.8)
   Mortgage loans                                                        8.6          (8.9)          6.3
   Real estate                                                          82.3          56.4         120.6
   Other                                                               106.7         120.3           8.1
                                                                  -------------------------------------------
   Net realized capital gains                                        $ 151.8       $ 456.6        $465.8
                                                                  ===========================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.5 billion, $5.5 billion and $2.8 billion in 2000, 1999 and 1998 respectively. Of the 2000, 1999 and 1998 proceeds, $2.6 billion, $3.8 billion and $2.2 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $2.0 million, $2.1 million and $23.0 million and gross losses of $40.1 million, $60.3 million and $7.0 million in 2000, 1999 and 1998, respectively, were realized on sales of mortgage-backed securities. At December 31, 1999, the Company had security purchases payable totaling $21.9 million relating to the purchases of mortgage-backed securities at forward dates.

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains and losses on available-for-sale securities is as follows (in millions):

                                                                                       December 31
                                                                                   2000           1999
                                                                               -----------------------------
   Net unrealized gains and losses on fixed maturities, available-for-sale         $284.3       $(437.6)
   Net unrealized gains and losses on equity securities, available-for-sale,
     including seed money in separate accounts                                      (63.9)        206.1
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                              (43.2)         79.4
     Unearned revenue reserves                                                        2.9         (12.3)
   Provision for deferred income (taxes) tax benefit                                (59.0)         62.3
                                                                               -----------------------------
   Net unrealized gains and losses on available-for-sale securities                $121.1       $(102.1)
                                                                               =============================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 2000 and 1999, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                              Property Type Distribution
                                     December 31                                          December 31
                                   2000        1999                                     2000       1999
                                -----------------------                              -----------------------

   New England                       5%          5%       Office                         30%        31%
   Middle Atlantic                  15          14        Retail                         34         33
   East North Central                9          10        Industrial                     31         32
   West North Central                4           5        Apartments                      4          3
   South Atlantic                   24          25        Hotel                           1          1
   East South Central                4           3        Mixed use/other                 1          1
   West South Central                8           7        Valuation allowance            (1)        (1)
   Mountain                          6           5
   Pacific                          26          27
   Valuation allowance              (1)         (1)


Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                                                    December 31
                                                                           2000        1999        1998
                                                                        ------------------------------------

   Balance at beginning of year                                            $117.8      $113.0      $121.4
   Provision for losses                                                       5.4         9.2         7.3
   Releases due to write-downs, sales and foreclosures                      (12.8)       (4.4)      (15.7)
                                                                        ------------------------------------
   Balance at end of year                                                  $110.4      $117.8      $113.0
                                                                        ====================================

The Company was servicing approximately 582,000 and 555,000 residential mortgage loans with aggregate principal balances of approximately $55,987.4 million and $51,875.5 million at December 31, 2000 and 1999, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $343.8 million and $334.0 million at December 31, 2000 and 1999, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, the Company's mortgage banking segment created a special purpose entity to provide an off-balance sheet source of funding for the Company's residential mortgage loan production. The Company sells residential mortgage loans to the special purpose entity, where they are warehoused until sold to the final investor. A maximum of $1 billion may be warehoused by the special purpose entity at any given time. Through December 31, 2000, $5,340.8 million of loans had been sold to the special purpose entity and $688.2 million was warehoused by the special purpose entity at December 31, 2000. The Company remains the servicer of the mortgage loans and also performs secondary marketing, accounting and various administrative functions on behalf of the special purpose entity. The special purpose entity is owned by unaffiliated equity certificate holders and thus, is not consolidated with the Company.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

In  October  2000,  the  Company's   mortgage   banking  unit  also  created  an
unconsolidated qualifying special purpose entity ("QSPE") to provide an off-balance sheet source of funding for up to $250 million of qualifying delinquent mortgage loans. The Company sells qualifying delinquent loans to the QSPE, which then pledges the loans to secure its borrowings from a Delaware business trust. The trust funds its loan to the QSPE by selling participations certifications to commercial paper conduit purchasers. Mortgage loans remain in the QSPE until they are processed through claims, reinstated or paid off. The Company is retained as the servicer on the mortgage loans and also performs accounting and various administrative functions on behalf of the QSPE. The Company's retained interest in the mortgage loans of $10.2 million is classified as other assets in the consolidated statements of financial position.

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                           December 31
                                                       2000           1999
                                                    ----------------------------

   Investment real estate                            $   813.4      $1,339.6
   Accumulated depreciation                             (117.1)       (161.0)
                                                    ----------------------------
                                                         696.3       1,178.6
   Properties held for sale                              695.4       1,033.4
                                                    ----------------------------
   Real estate, net                                   $1,391.7      $2,212.0
                                                    ============================

Included in other investments are properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $612.1 million and $760.1 million at December 31, 2000 and 1999, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $71.5 million and $76.8 million at December 31, 2000 and 1999, respectively.


5. Securitization Transactions

Commercial Mortgage Loans

During 2000 and 1999, the Company sold commercial mortgage loans in securitization transactions. In each of those securitizations, the Company retained primary servicing responsibilities and other interests. The Company receives annual servicing fees approximating 0.01 percent, which approximates cost. The investors and the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests is subject primarily to credit risk.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Securitization Transactions (continued)

In  2000,  the  Company   recognized   pretax  gains  of  $0.7  million  on  the
securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed during the year included a cumulative default rate between five and eight percent. The assumed range of the loss severity, as a percentage of defaulted loans, was between 13 and 25 percent. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2000, the fair values of retained interests related to the securitizations of commercial mortgage loans were $65.2 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2000 as a result of these assumptions were not significant.

Residential Mortgage Loans

During 2000 and 1999, the Company sold residential mortgage loans in securitization transactions. In those securitizations, the Company retained servicing responsibilities and subordinated interests. The Company receives annual servicing fees approximating 0.4 percent of the outstanding balance and rights to future cash flows arising after the investors have received the return for which they have contracted. The investors have no recourse to the Company's other assets for failure of debtors to pay when due. The Company's retained interests are subordinate to the investor's interests. Their value is subject to prepayment and interest rate risks on the transferred assets.

In  2000,  the  Company   recognized   pretax  gains  of  $9.4  million  on  the
securitization of residential mortgage loans.

The key economic assumptions used in determining the fair value of mortgage servicing rights at the date of securitization resulting from securitizations completed in 2000 were as follows:

               Weighted average life (years)                              6.87
               Prepayment speed                                          11.81%
               Static yield to maturity discount rate                    10.74%


Prepayment speed is the constant prepayment rate that results in the weighted average life disclosed above.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Securitization Transactions (continued)

At December 31, 2000, key economic assumptions and the sensitivity of the current fair value of the mortgage servicing rights to immediate 10 and 20 percent adverse changes in those assumptions are as follows ($ in millions):

           Fair value of retained interests                        $1,193.4
           Expected weighted average life (in years)                    6.7
           Prepayment speed                                           12.43%
           Decrease in fair value of 10% adverse change            $   45.7
           Decrease in fair value of 20% adverse change            $   87.1
           Static yield to maturity discount rate                      9.44%
           Decrease in fair value of 10% adverse change            $   73.8
           Decrease in fair value of 20% adverse change            $  147.7

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in change in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

The table below summarizes cash flows received from and paid to securitizations trusts for the year ended December 31, 2000 (in millions):

           Proceeds from new securitizations                        $9,624.5
           Servicing fees received                                     237.5
           Other cash flows received on retained interests              29.4


6. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and mortgage-backed securities forwards to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and mortgage-backed securities forwards are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts represent the extent of the Company's involvement.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company uses interest rate swaps to more closely match the interest rate characteristics of its assets with those of its liabilities. Swaps are used in asset and liability management to modify duration and match cash flows. Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company uses a call option to transform the liability into a fixed rate liability. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately four years at December 31, 2000 and five years at December 31, 1999. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated fixed rate assets and liabilities into U.S. dollar denominated instruments to eliminate the exposure to future currency volatility on those items. At December 31, 2000, the Company had various foreign currency exchange agreements with maturities ranging from 2001 to 2019. At December 31, 1999, such maturities ranged from 2000 to 2018. The average unexpired term of the swaps was approximately five years at December 31, 2000 and six years at December 31, 1999.

The Company manages the risk on its commercial mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, interest rate swaps, interest rate futures, and treasury rate guarantees. Such futures contracts are marked to market and settled daily.

The Company manages risk on its residential mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company has committed to originate approximately $695.2 million and $372.0 million of residential mortgage loans at December 31, 2000 and 1999, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors, futures contracts and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.

With regard to its international operations, the Company attempts to conduct much of its business in the functional currency of the country of operation. At times, the Company is unable to do so and it uses foreign currency forwards, foreign currency sways and interest rate swaps to hedge the resulting currency risk.

The notional amounts and credit exposure of the Company's derivative financial instruments by type are as follows (in millions):

                                                             December 31
                                                         2000           1999
                                                      --------------------------

   Notional amounts of derivative instruments
   Foreign currency swaps                               $ 2,745.0      $ 1,571.5
   Interest rate floors                                   2,450.0        5,550.0
   Interest rate swaps                                    2,391.5        1,298.5
   Mortgage-backed forwards and options                   1,898.3        1,546.7
   Swaptions                                                697.7          469.7
   Call options                                              30.0           30.0
   U.S. Treasury futures                                    183.2          287.6
   Currency forwards                                         39.4           13.0
   Treasury rate guarantees                                  60.0            -
                                                      --------------------------
                                                      --------------------------
   Total notional amounts at end of year                $10,495.1      $10,767.0
                                                      ==========================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

                                                               December 31
                                                           2000            1999
                                                      --------------------------
   Credit exposure of derivative instruments
   Foreign currency swaps                                 $ 45.3         $ 69.2
   Interest rate floors                                     20.0           15.1
   Interest rate swaps                                      14.1           21.6
   Mortgage-backed forwards and options                      -              6.0
   Swaptions                                                11.8            8.7
   Call options                                             12.3           19.0
   Currency forwards                                         5.5            -
                                                      --------------------------
                                                      --------------------------
   Total credit exposure at end of year                   $109.0         $139.6
                                                      ==========================


7. Closed Block

Summarized financial information of the Closed Block is as follows (in millions):

                                                              December 31
                                                          2000           1999
                                                      --------------------------
   Assets
   Fixed maturities available-for-sale                   $2,182.2      $1,781.7
   Mortgage loans                                           919.4       1,035.9
   Policy loans                                             770.0         752.1
   Other investments                                          1.3           1.2
                                                     ---------------------------
   Total investments                                      3,872.9       3,570.9

   Cash and cash equivalents                                 22.7          23.9
   Accrued investment income                                 72.4          62.9
   Deferred policy acquisition costs                        524.7         639.1
   Premiums due and other receivables                        14.7          20.6
                                                      --------------------------
                                                         $4,507.4      $4,317.4
                                                      ==========================
   Liabilities
   Future policy benefits and claims                     $5,032.4      $4,864.3
   Other policyholder funds                                 406.9         405.8
   Other liabilities                                        108.5         124.5
                                                      --------------------------
                                                         $5,547.8      $5,394.6
                                                      ==========================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Closed Block (continued)

                                                                               Year ended December 31
                                                                               2000             1999
                                                                         -----------------------------------
   Revenues and expenses
   Premiums and other considerations                                          $ 752.5          $ 764.4
   Net investment income                                                        289.9            269.3
   Other income (expense)                                                        (5.0)            (2.0)
   Benefits, claims and settlement expenses                                    (601.2)          (614.5)
   Dividends to policyholders                                                  (307.7)          (295.9)
   Operating expenses                                                           (77.8)          (110.6)
                                                                         -----------------------------------
   Contribution from Closed Block (before income taxes)                       $  50.7          $  10.7
                                                                         ===================================

As described in Note 1, the formation of the closed block required an actuarial calculation including expectations of future earnings related to policies in the closed block. Subsequent to formation, cumulative actual earnings in excess of cumulative expected earnings (which are not revised in future periods) are required to be recorded as a policyholder dividend obligation. From date of formation through December 31, 2000, cumulative actual earnings have been less than cumulative expected earnings, and the resulting negative policyholder dividend obligation balance has not been recognized.


8. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2000, 1999 and 1998 are as follows (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Balance at beginning of year                                     $1,430.9      $1,104.7       $1,057.5
   Cost deferred during the year                                       263.6         253.8          229.1
   Amortized to expense during the year                               (238.6)       (173.7)        (219.0)
   Effect of unrealized (gains) losses                                (122.6)        246.1           37.1
                                                                 ------------------------------------------
   Balance at end of year                                           $1,333.3      $1,430.9       $1,104.7
                                                                 ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Insurance Liabilities

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                             December 31
                                                         2000           1999
                                                     ---------------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts                    $14,779.6     $15,935.5
     U.S. funding agreements                                772.1         742.9
     International funding agreements backing
       medium-term notes                                  2,475.3       1,139.0
     Other investment-type contracts                      2,537.0       3,117.1
                                                     ---------------------------
   Total liabilities for investment-type contracts       20,564.0      20,934.5

   Liabilities for individual annuities                   2,442.7       2,522.3
   Universal life and other reserves                      1,293.5       1,063.0
                                                      --------------------------
   Total contractholder funds                           $24,300.2     $24,519.8
                                                      ==========================

The Company's guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give us a minimum notice period.

The following table presents GAAP reserves for guaranteed investment contracts and funding agreements by withdrawal provisions (in millions):

                                         December 31, 2000
                                ------------------------------------
                                ------------------------------------
                                   Guaranteed
                                   Investment    Funding Agreements
                                   Contracts
                                ------------------------------------

   Less than 30 days notice          $       -         $      -
   30 to 89 days notice                  284.6            100.6
   90 to 180 days notice                 456.8            226.2
   More than 180 days notice                 -            150.9
   No active put provision*              426.7               -
   No put provision                   13,611.5          2,769.7
                                ------------------------------------
                                ------------------------------------
   Total                             $14,779.6         $3,247.4
                                ====================================

   * Contracts under an initial lock-out period, but which will become puttable with 90 days notice at some time in the future.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)



9. Insurance Liabilities (continued)

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. In late 1998, the Company established a $2.0 billion program, which was expanded to $4.0 billion in 2000, under which an offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, with the funding agreement so purchased then used to secure that particular series of notes. The payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws. During 1999, the Company began issuing international funding agreements to the offshore special purpose vehicle under that program. The offshore special purpose vehicle issued medium-term notes to investors in Europe, Asia and Australia. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. At December 31, 2000, the contractual maturities were 2002 - $164.3 million; 2003 - $476.6 million; 2004 - $424.9 million; and thereafter - $1,409.5 million.

In February 2001, the Company agreed to issue up to $3.0 billion of funding agreements under another program to support the prospective issuance by an unaffiliated entity of medium-term notes in both domestic and international markets.

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Balance at beginning of year                                     $  721.7      $  641.4       $  770.3

   Incurred:
     Current year                                                    1,788.1       1,872.2        1,921.8
     Prior years                                                       (17.8)         (6.2)         (13.8)
                                                                 ------------------------------------------
                                                                 ------------------------------------------
   Total incurred                                                    1,770.3       1,866.0        1,908.0

   Reclassification for subsidiary merger
     (see Note 3)                                                        -             -            154.9
   Payments:
     Current year                                                    1,447.3       1,466.3        1,523.1
     Prior years                                                       339.7         319.4          358.9
                                                                 ------------------------------------------
   Total payments                                                    1,787.0       1,785.7        2,036.9
                                                                 ------------------------------------------

   Balance at end of year:
     Current year                                                      340.8         405.9          348.7
     Prior years                                                       364.2         315.8          292.7
                                                                 ------------------------------------------
                                                                 ------------------------------------------
   Total balance at end of year                                     $  705.0      $  721.7       $  641.4
                                                                 ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Insurance Liabilities (continued)

The activity summary in the liability for unpaid accident and health claims shows a decrease of $17.8 million, $6.2 million, and $13.8 million to the December 31, 1999, 1998 and 1997 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 2000, 1999 and 1998, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


10. Debt

Short-term debt

Short-term debt consists primarily of a payable to Principal Financial Services, Inc. of $926.9 million. In addition, short-term debt consists of commercial paper and outstanding balances on credit facilities with various banks. At
December 31, 2000, the Company and certain subsidiaries had credit facilities with various banks in an aggregate amount of $725.0 million. The credit facilities may be used for general corporate purposes and also to provide backup for the Company's commercial paper programs.

Long-term debt

The components of long-term debt as of December 31, 2000 and December 31, 1999 are as follows (in millions):

                                                           December 31
                                                      2000           1999
                                                  ------------------------------

     7.875% surplus notes payable, due 2024           $198.9         $199.0
     8% surplus notes payable, due 2044                 99.1           98.8
     Non-recourse mortgages and notes payable          149.8          335.2
     Other mortgages and notes payable                 224.5          201.2
                                                  ------------------------------
     Total long-term debt                             $672.3         $834.2
                                                  ==============================

The amounts included above are net of the discount and direct costs associated with issuing these notes which are being amortized to expense over their respective terms using the interest method.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Debt (continued)

On March 10, 1994, the Company issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 2000, 1999 and 1998, interest of $24.0 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2000 range from $0.5 million to $102.8 million per development with interest rates generally ranging from 6.9% to 8.6%. Outstanding principal balances as of December 31, 1999 range from $0.6 million to $38.3 million per development with interest rates generally ranging from 6.4% to 9.3%.

At December 31, 2000, future annual maturities of the long-term debt are as follows (in millions):

   2001                                                $118.9
   2002                                                  94.6
   2003                                                   8.6
   2004                                                   2.9
   2005                                                   3.0
   Thereafter                                           444.3
                                                   --------------
   Total future maturities of the long-term debt       $672.3
                                                   ==============



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Debt (continued)

Cash paid for interest for 2000, 1999 and 1998 was $42.0 million, $95.5 million and $96.9 million, respectively. These amounts include interest paid on taxes during these years.


11. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                 Year ended December 31
                                           2000          1999          1998
                                       -----------------------------------------
   Current income taxes:
     Federal                               $195.2       $  84.1       $ (80.5)
     State and foreign                       12.2          12.6          10.2
     Net realized capital gains              29.6         162.3         106.7
                                       -----------------------------------------
   Total current income taxes               237.0         259.0          36.4
   Deferred income taxes                     11.8          64.5           7.2
                                       -----------------------------------------
   Total income taxes                      $248.8        $323.5       $  43.6
                                       =========================================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                    Year ended December 31
                                               2000          1999          1998
                                           -------------------------------------

   Statutory corporate tax rate                 35%           35%           35%
   Dividends received deduction                 (5)           (3)           (4)
   Interest exclusion from taxable income       (1)            -            (1)
   Resolution of prior year tax issues           -             -           (20)
   Other                                        (1)           (3)           (4)
                                           -------------------------------------
   Effective tax rate                           28%           29%            6%
                                          ======================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




11. Income Taxes (continued)

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                       December 31
                                                                                   2000           1999
                                                                               -----------------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                                        $ 181.1       $ 241.7
     Deferred policy acquisition costs                                             (360.1)       (358.7)
     Net unrealized losses (gains) on available for sale securities                 (59.1)         91.4
     Mortgage loan servicing rights                                                (206.3)       (209.7)
     Other                                                                           52.3         (24.0)
                                                                               -----------------------------
                                                                                  $(392.1)      $(259.3)
                                                                               =============================

At December 31, 2000 and 1999, respectively, the Company's net deferred tax liability is comprised of international net deferred tax assets of $6.9 million and $6.0 million which have been included in other assets and $399.0 million and $265.3 million of U.S. net deferred tax liabilities which have been included in deferred income taxes in the statements of financial position.

The Internal Revenue Service ("the Service") has completed examination of the U.S. consolidated federal income tax returns of the Company and affiliated companies for 1996 and prior years. The Service has also begun to examine returns for 1997 and 1998. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $131.9 million in 2000, $275.6 million in 1999 and $300.0 million in 1998.


12. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

providing service to the Company. The Company's funding policy is to deposit an amount within the range of GAAP net periodic postretirement cost and the sum of actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                           Pension Benefits                 Other Postretirement Benefits
                                                 --------------------------------------    ---------------------------------
                                                 --------------------------------------    ---------------------------------
                                                              December 31                            December 31
                                                    2000         1999         1998           2000       1999        1998
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Change in benefit obligation
Benefit obligation at beginning of year           $  (732.5)   $  (827.3)     $(700.5)       $(227.9)   $(206.3)   $(213.7)
Service cost                                          (35.0)       (42.2)       (33.8)         (10.4)     (10.9)     (12.1)
Interest cost                                         (57.5)       (55.1)       (49.3)         (19.0)     (14.1)     (15.9)
Actuarial gain (loss)                                  (2.7)       163.4        (79.7)           3.7       (3.5)      20.5
Benefits paid                                          30.4         28.7         36.0            -          6.9       14.9
Other                                                   -            -            -             31.8        -          -
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Benefit obligation at end of year                 $  (797.3)   $  (732.5)     $(827.3)       $(221.8)   $(227.9)   $(206.3)
                                                 ============ ============ ============    ========== ========== ===========

Change in plan assets
Fair value of plan assets at beginning of year     $1,059.8    $   992.9      $ 980.1        $ 345.5    $ 325.7    $ 300.2
Actual return on plan assets                           75.1         90.1         23.3           13.7        5.4       14.6
Employer contribution                                  10.9          5.5         25.5           18.6       21.3       25.8
Benefits paid                                         (30.4)       (28.7)       (36.0)         (18.0)      (6.9)     (14.9)
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Fair value of plan assets at end of year          $ 1,115.4    $ 1,059.8      $ 992.9        $ 359.8    $ 345.5    $ 325.7
                                                 ============ ============ ============    ========== ========== ===========

Funded status                                     $   318.1    $   327.3      $ 165.6        $ 138.0    $ 117.6    $ 119.4
Unrecognized net actuarial gain                      (194.2)      (215.5)       (38.2)         (19.4)     (46.3)     (70.3)
Unrecognized prior service cost                         9.2         10.9         12.6          (29.8)       -          -
Unamortized transition obligation (asset)             (14.2)       (25.7)       (37.2)           0.3        4.7        7.8
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Other assets - prepaid benefit cost               $   118.9   $     97.0      $ 102.8       $   89.1   $   76.0   $   56.9
                                                 ============ ============ ============    ========== ========== ===========



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

                                                           Pension Benefits                 Other Postretirement Benefits
                                                 --------------------------------------    ---------------------------------
                                                 --------------------------------------    ---------------------------------
                                                              December 31                            December 31
                                                    2000         1999         1998           2000       1999        1998
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Weighted-average assumptions as of December 31
Discount rate                                       8.00%        8.00%        6.75%          8.00%      8.00%      6.75%

Components of net periodic benefit cost
Service cost                                     $     35.0   $     42.2       $  33.8      $   10.4   $  10.9     $  12.1
Interest cost                                          57.5         55.1          49.3          19.0      14.1        15.9
Expected return on plan assets                        (81.3)       (76.0)        (74.4)        (25.1)    (23.7)      (16.1)
Amortization of prior service cost                      1.7          1.7           1.7           -         -           -
Amortization of transition (asset) obligation         (11.5)       (11.5)        (11.5)          2.3       3.7         3.3
Recognized net actuarial loss (gain)                  (12.5)        (0.3)         (8.3)         (1.1)     (2.3)       (1.8)
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Net periodic benefit cost (income)                $   (11.1)  $     11.2      $   (9.4)    $     5.5  $    2.7     $  13.4
                                                 ============ ============ ============    ========== ========== ===========

Effective January 1, 2000, the Company amended the method in determining postretirement health benefit plan and terminated long-term care coverage for participants retiring on and subsequent to July 1, 2000. The result of these amendments decreased the postretirement benefit obligation by $31.8 million and was partially offset by the remaining portion of the original transition obligation.

For 2000, 1999 and 1998, the expected long-term rates of return on plan assets for pension benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1% in each of the years 2000, 1999 and 1998. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 2000, 1999 and 1998, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5% to 5.9% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 9.3%, 8.0% and 8.1% for 2000, 1999 and 1998, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 13.9% in 2000 and declines to an ultimate rate of 6% in 2010. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

                                                                  1-Percentage-Point    1-Percentage-Point
                                                                       Increase              Decrease
                                                                 --------------------  -------------------
   Effect on total of service and interest cost
     components
                                                                       $  7.4                  $ (5.5)
   Effect on accumulated postretirement benefit
     obligation
                                                                         47.7                   (38.6)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,500 in 2000 and $10,000 in 1999 and 1998. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 3% of the participant's compensation in 2000, and 2% of the participant's compensation in 1999 and 1998. The Company contributed $16.0 million in 2000 and $11.0 million in both 1999 and 1998 to these defined contribution plans.


13. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other investment real estate properties under various operating leases. Rental income for all operating leases totaled $292.5 million in 2000, $356.8 million in 1999 and $362.4 million in 1998. At December 31, 2000, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                           Held for         Held for        Total Rental
                                                             Sale         Investment        Commitments
                                                         ---------------------------------------------------

   2001                                                     $ 85.4          $ 87.8            $  173.2
   2002                                                       80.4            80.4               160.8
   2003                                                       72.5            66.2               138.7
   2004                                                       63.9            56.0               119.9
   2005                                                       54.2            46.1               100.3
   Thereafter                                                168.2           308.6               476.8
                                                         ---------------------------------------------------
                                                         ---------------------------------------------------
   Total future minimum lease receipts                      $524.6          $645.1            $1,169.7
                                                         ===================================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Other Commitments and Contingencies (continued)

The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $66.3 million in 2000, $78.5 million in 1999 and $60.8 million in 1998. At December 31, 2000, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   2001                                                               $ 35.6
   2002                                                                 27.2
   2003                                                                 19.0
   2004                                                                 13.2
   2005                                                                  4.7
   Thereafter                                                            9.4
                                                                     --------
                                                                       109.1
   Less future sublease rental income on these noncancelable leases      1.1
                                                                     --------
   Total future minimum lease payments                                $108.0
                                                                     ========

The Company is a plaintiff or defendant in actions arising out of its operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two class-action lawsuits which allege improper sales practices.

In 2000, the Company reached an agreement in principle to settle these two class-action lawsuits alleging improper sales practices. The proposed settlement is subject to court approval and therefore is not yet final. In agreeing to the settlement, the Company specifically denied any wrongdoing. The Company has accrued a loss reserve for its best estimate based on information available. As uncertainties continue to exist in resolving this matter, it is reasonably possible that, as the actual cost of the claims subject to alternative dispute resolution becomes available, the final cost of settlement could exceed the Company's estimate. However, the range of any additional cost related to the settlement cannot presently be reasonably estimated.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Other Commitments and Contingencies (continued)

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.


14. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




14. Fair Value of Financial Instruments (continued)

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using current prepayment speeds and a market discount rate.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999, are as follows (in millions):

                                                        2000                              1999
                                            ------------------------------   -------------------------------
                                            Carrying Amount     Fair            Carrying         Fair
                                                                Value            Amount          Value
                                            ------------------------------   -------------------------------
   Assets (liabilities)

   Fixed maturities (see Note 4)               $ 26,142.1      $ 26,142.1       $ 23,441.4     $ 23,441.4
   Equity securities (see Note 4)                   710.3           710.3            864.3          864.3
   Mortgage loans                                11,325.8        11,575.0         13,332.2       13,200.0
   Policy loans                                     803.6           803.6            780.5          780.5
   Other investments                                413.0           413.0            466.2          466.2
   Cash and cash equivalents                        998.6           998.6            385.5          385.5
   Accrued investment income                        530.4           530.4            471.3          471.3
   Mortgage loan servicing rights                 1,084.4         1,193.5          1,081.0        1,288.0
   Investment-type insurance contracts
                                                (22,818.6)      (22,688.9)       (24,072.5)     (23,322.6)
   Short-term debt                               (1,339.9)       (1,339.9)          (348.8)        (348.8)
   Long-term debt                                  (672.3)         (649.8)          (834.2)        (767.4)



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




15. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

The Company has identified the following changes in prescribed statutory accounting practices as those that will have the most significant impact on its statutory-basis financial statements:

o Deposit-type funds related to both the Company's general account and its separate accounts will no longer be reported in the statutory statement of operations as revenues, but rather will be reported directly to an appropriate policy reserve account, a treatment of deposit-type funds that is similar to that under GAAP. This will have the effect of decreasing total statutory revenues and total statutory expenses of the Company, with no effect to statutory net income or statutory surplus.

o Undistributed income from subsidiaries will no longer be reported as a component of statutory net investment income, but rather will be classified as statutory unrealized capital gains and losses. This will have the effect of decreasing the Company's total statutory revenues, with a related effect on statutory net income; however, it will have no effect on statutory surplus.

o Deferred income tax assets and/or liabilities will be recognized. This will have the effect of increasing the Company's total statutory assets or statutory liabilities to the extent it has such deferred income tax assets or liabilities and will have a corresponding effect on the Company's statutory surplus.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




15. Statutory Insurance Financial Information (continued)

Management believes the net impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant. Insurance regulators, accountants, and the insurance industry continue work to finalize interpretations of the Codification. The ongoing implementation work could cause changes to final interpretations that could ultimately have an adverse effect on the Company's statutory surplus or statutory net income.

Life/Health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company meets the RBC requirements.

Under Iowa law, the Company may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Insurance Commissioner of the State of Iowa to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of the Company's policyholder surplus as of the preceding year end or the net gain from operations from the previous calendar year. Based on this limitation and 2000 statutory results, the Company could pay approximately $760.9 million in stockholder dividends in 2001 without exceeding the statutory limitation.

In 2000, the Company notified the Insurance Commissioner of the State of Iowa in advance of all stockholder dividend payments. Total stockholder dividends to its parent company in 2000 were $542.6 million.

In 1999, the Company notified the Insurance Commissioner of the State of Iowa in advance of all stockholder dividend payments and received approval for an extraordinary stockholder dividend of $250.0 million. Total stockholder dividends to its parent company in 1999 were $449.0 million.

In 1998, the Company notified the Insurance Commissioner of the State of Iowa in advance of dividend payments. Total stockholder dividends to its parent company in 1998 were $200.0 million.

The following summary reconciles the Company's assets and stockholder's equity at December 31, 2000, 1999 and 1998, and net income for the years ended December 31, 2000, 1999 and 1998, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)



15. Statutory Insurance Financial Information (continued)

                                                                                 Stock-holder's
                                                                                   Equity
                                                                      Assets                  Net Income
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   December 31, 2000
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $75,573.4      $3,356.4     $912.6
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              375.3         375.3        -
     Other investment adjustments                                      2,760.2         590.3     (137.7)
     Adjustments to insurance reserves and policyholder dividends
                                                                         (73.9)       (187.0)      26.3
     Deferral of policy acquisition costs                              1,295.5       1,295.5        8.8
     Surplus note reclassification as debt                                 -          (298.0)       -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -          (138.3)     (26.6)
     Other - net                                                         324.5         306.0     (141.8)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $80,255.0      $5,300.2     $641.6
                                                                   =========================================

   December 31, 1999
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $76,017.7     $3,151.9      $713.7
   Additions (deductions):
     Unrealized loss on fixed maturities available-for-sale             (356.8)      (356.8)        -
     Other investment adjustments                                      2,093.3        994.4         9.8
     Adjustments to insurance reserves and policyholder dividends
                                                                        (124.6)      (235.5)       15.1
     Deferral of policy acquisition costs                              1,409.3      1,409.3        68.3
     Surplus note reclassification as debt                                 -         (297.8)        -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -           33.0        18.2
     Other - net                                                         277.1        252.5       (15.4)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $79,316.0     $4,951.0      $809.7
                                                                   =========================================

   December 31, 1998
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $70,096.1     $3,031.5      $511.4
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              996.9        996.9         -
     Other investment adjustments                                      1,620.7      1,080.9       176.8
     Adjustments to insurance reserves and policyholder dividends
                                                                        (169.5)      (191.6)      (55.8)
     Deferral of policy acquisition costs                              1,104.7      1,104.7         -
     Surplus note reclassification as debt                                 -         (297.8)        -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (474.2)      164.9
     Other - net                                                         294.4        219.0      (102.0)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $73,943.3     $5,469.4      $695.3
                                                                   =========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




16. International Operations

The Company's international operations offer a variety of asset management and asset accumulation products and services for businesses, groups and individuals, with a focus on retirement savings.

The change in net foreign currency translation reflects an increase of $27.0 million, and decreases of $31.1 million and $18.3 million for the years ended December 31, 2000, 1999 and 1998, respectively. Aggregate foreign exchange transaction gains and losses were not material for the years ended December 31, 2000, 1999 and 1998.

The Company evaluates performance of its businesses on operating earnings, which excludes the effect of net realized capital gains and losses, as adjusted, and non-recurring events and transactions. Net realized capital gains, as adjusted, are net of tax, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services and net realized capital gains credited to customers. Operating earnings is determined by adjusting GAAP net income for net realized capital gains and losses and non-recurring items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of operating earnings enhances the understanding of the Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business. However, operating earnings is not a substitute for net income determined in accordance with GAAP.

In 2000, the Company excluded $101.0 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included the negative effects of (a) a loss contingency reserve established for litigation and (b) expenses related to the development of a plan of demutualization.

In 1998, the Company excluded $107.2 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included: (1) the positive effects of (a) the Company's release of tax reserves and related accrued interest and (b) accounting changes by the Company's international operations and (2) the negative effects of (a) expenses related to the corporate structure change to a mutual insurance holding company, see "Reorganization" in Note 1, and related adjustments for changes in amortization assumptions for deferred policy acquisition costs and (b) a contribution related to permanent endowment of the Principal Financial Group Foundation.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




16. International Operations (continued)

The following table summarizes selected information by geographic region as of or for the year ended December 31 (in millions):

                                                          United
                                                          States          International       Consolidated
                                                      -------------------------------------------------------
   2000
   Total revenues                                        $ 8,173.1         $  238.0            $ 8,411.1
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   663.9         $  (22.2)           $   641.7
     Net realized capital gains (losses), as adjusted
                                                              99.3              1.6                100.9
     Non-recurring items                                    (101.0)             -                 (101.0)
                                                      -------------------------------------------------------
   Net income (loss)                                     $    662.2        $   (20.6)          $   641.6
                                                      =======================================================

   Assets                                                $79,574.4         $  680.6            $80,255.0
                                                      =======================================================

   1999
   Total revenues                                        $ 8,293.1         $  272.9            $ 8,566.0
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   522.3         $   (33.0)          $   489.3
     Net realized capital gains (losses), as adjusted
                                                             314.4              6.0                320.4
     Non-recurring items                                       -                -                    -
                                                      -------------------------------------------------------
   Net income (loss)                                     $   836.7         $   (27.0)          $   809.7
                                                      =======================================================

   Assets                                                $77,968.5         $1,347.5            $79,316.0
                                                      =======================================================

   1998
   Total revenues                                        $ 7,960.2         $  236.6            $ 8,196.8
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   302.8         $  (35.4)           $   267.4
     Net realized capital gains (losses), as adjusted
                                                             308.7             12.0                320.7
     Non-recurring items                                      93.9             13.3                107.2
                                                      -------------------------------------------------------
   Net income (loss)                                     $   705.4         $  (10.1)           $   695.3
                                                      =======================================================

   Assets                                                $72,703.9         $1,239.4            $73,943.3
                                                      =======================================================





                                  APPENDIX - A

SAMPLE ILLUSTRATIONS OF POLICY VALUES, SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the policy value, surrender value and death proceeds of the Policy may change with the investment experience of the Investment Accounts. The tables show how these amounts in the Policy vary over time if planned periodic premiums are paid annually and if the investment return of the assets in the Investment Accounts were a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The death benefits and values would be different from those shown if the return averaged 0%, 6% or 12%, but fluctuated above and below those averages during the year. Both death benefit option 1 and option 2 are illustrated.

The illustrations reflect a hypothetical Policy issued to a 45 year-old male non-smoker, Preferred class. Illustrations for younger males or for females would be more favorable than those presented. Illustrations for older males or smokers would be less favorable.
o Illustrations 1 and 3 reflect current administrative and cost of insurance charges.
o Illustrations 2, 4, 5 and 6 reflect the guaranteed maximum administration and cost of insurance charges. (Illustrations 5 and 6 reflect the guaranteed charges for Policies applied for in Texas only.)

The  illustrations  reflect all Policy  charges  including:
o    deductions from premiums for sales load and state and federal taxes;
o    monthly administration charges;
o    cost of insurance charge;
o    mortality and expense risks charge; and
o contingent deferred sales load that may be deducted if the Policy was fully surrendered or if it lapsed.


In addition, the illustrations reflect the average of fees and expenses of the Investment Accounts available through the Policy during the fiscal year ending December 31, 2001. The Manager of certain Investment Accounts has agreed to reimburse operating expenses, if necessary, to limit total operating expenses for those Investment Accounts during the year ending December 31, 2001. More information about the expense reimbursements can be found in the prospectuses for the underlying mutual fund which accompany this prospectus. There is no assurance that the fee reimbursement program will continue beyond 2001. In the future, fees and expenses of the Accounts may be more or less than those shown. Such changes would make the operating expenses actually incurred by an Account differ from the average rate used in the illustrations.

The illustrations are based on the assumption that:
o    payments are made according to the $4,000 annual target premium schedule;
o    no values are allocated to the Fixed Account;
o    no changes are made to the death benefit option or face amount;
o    no policy loans and/or partial surrenders are made; and
o    no riders are in effect.


Upon request, we will prepare a comparable illustration based upon the proposed insured's actual age, gender, smoking status, risk classification and desired Policy features. For those illustrations, you have option of selecting which Investment Accounts (and their specific fees and expenses) are used. If no selection is made, the illustration is run using a hypothetical average.

In advertisements or sales literature for the Policies that include performance data for one of more of the Investment Accounts, we may include policy values, surrender values and death benefit figures computed using the same methods that were used in creating the following illustrations. However, the actual average total rate of return for the specific Investment Account(s) will be used instead of the average used in the following illustrations. This information may be shown in the form of graphs, charts, tables and examples. It may include data for periods prior to the offering of the Policy for an Investment Account that has had performance during such prior period (with policy charges assumed to be equal to current charges for any period(s) prior to the offering of the Policy).




                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                            ASSUMING CURRENT CHARGES
                                  (All States)
Illustration 1                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 1
-------------------------------------------------------------------------------
                                              Death Benefit (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                               ----------------------------------------

    End of      Accumulated        0%            6%            12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1          $ 4,200       $ 250,000     $ 250,000      $ 250,000
       2            8,610         250,000       250,000        250,000
       3           13,241         250,000       250,000        250,000
       4           18,103         250,000       250,000        250,000
       5           23,208         250,000       250,000        250,000
       6           28,568         250,000       250,000        250,000
       7           34,196         250,000       250,000        250,000
       8           40,106         250,000       250,000        250,000
       9           46,312         250,000       250,000        250,000
      10           52,827         250,000       250,000        250,000
      11           59,669         250,000       250,000        250,000
      12           66,852         250,000       250,000        250,000
      13           74,395         250,000       250,000        250,000
      14           82,314         250,000       250,000        250,000
      15           90,630         250,000       250,000        250,000
      20          138,877         250,000       250,000        250,000
      25          200,454         250,000       250,000        412,057
      30          279,043         250,000       250,000        654,634


                                             Accumulated Value (2)
                                        Assuming Hypothetical Gross
                                         Annual Investment Return of
                               ---------------------------------------------

    End of      Accumulated         0%           6%             12%
     Year       Premiums (1)    (-.93% Net)  (5.07% Net)   (11.07% Net)
     ----       ------------    -----------  -----------   ------------
       1          $ 4,200         $ 2,958      $ 3,158        $ 3,359
       2            8,610           5,843        6,427          7,037
       3           13,241           8,625        9,781         11,036
       4           18,103          11,331       13,250         15,415
       5           23,208          13,961       16,837         20,215
       6           28,568          16,510       20,543         25,473
       7           34,196          18,976       24,369         31,235
       8           40,106          21,346       28,307         37,542
       9           46,312          23,607       32,350         44,438
      10           52,827          25,920       36,729         52,315
      11           59,669          28,231       41,364         61,115
      12           66,852          30,480       46,200         70,872
      13           74,395          32,674       51,258         81,705
      14           82,314          34,836       56,570         93,756
      15           90,630          36,894       62,085        107,114
      20          138,877          45,120       92,780        199,633
      25          200,454          48,837      129,728        355,222
      30          279,043          43,475      174,383        611,808


                                         Surrender Value (2)
                                    Assuming Hypothetical Gross
                                     Annual Investment Return of
                               -----------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1          $ 4,200          $ 318         $ 518          $ 719
       2            8,610          1,712         2,297          2,906
       3           13,241          4,494         5,651          6,905
       4           18,103          7,200         9,119         11,284
       5           23,208          9,830        12,707         16,084
       6           28,568         12,576        16,609         21,539
       7           34,196         15,436        20,829         27,695
       8           40,106         18,396        25,357         34,591
       9           46,312         21,444        30,186         42,275
      10           52,827         24,739        35,549         51,134
      11           59,669         28,231        41,364         61,115
      12           66,852         30,480        46,200         70,872
      13           74,395         32,674        51,258         81,705
      14           82,314         34,836        56,570         93,756
      15           90,630         36,894        62,085        107,114
      20          138,877         45,120        92,780        199,633
      25          200,454         48,837       129,728        355,222
      30          279,043         43,475       174,383        611,808



(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                            (All States except Texas)
Illustration 2                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 1
-------------------------------------------------------------------------------
                                            Death Benefit (2)
                                    Assuming Hypothetical Gross
                                     Annual Investment Return of
                               --------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200     $ 250,000     $ 250,000      $ 250,000
       2             8,610       250,000       250,000        250,000
       3            13,241       250,000       250,000        250,000
       4            18,103       250,000       250,000        250,000
       5            23,208       250,000       250,000        250,000
       6            28,568       250,000       250,000        250,000
       7            34,196       250,000       250,000        250,000
       8            40,106       250,000       250,000        250,000
       9            46,312       250,000       250,000        250,000
      10            52,827       250,000       250,000        250,000
      11            59,669       250,000       250,000        250,000
      12            66,852       250,000       250,000        250,000
      13            74,395       250,000       250,000        250,000
      14            82,314       250,000       250,000        250,000
      15            90,630       250,000       250,000        250,000
      20           138,877       250,000       250,000        250,000
      25           200,454       250,000       250,000        336,690
      30           279,043          -          250,000        533,028


                                             Accumulated Value (2)
                                        Assuming Hypothetical Gross
                                         Annual Investment Return of
                               ---------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200        $ 2,705       $ 2,897        $ 3,090
       2             8,610          5,332         5,885          6,462
       3            13,241          7,850         8,935         10,113
       4            18,103         10,253        12,043         14,066
       5            23,208         12,540        15,207         18,348
       6            28,568         14,700        18,421         22,985
       7            34,196         16,723        21,675         28,007
       8            40,106         18,598        24,959         33,441
       9            46,312         20,309        28,259         39,321
      10            52,827         21,988        31,767         45,980
      11            59,669         23,588        35,409         53,363
      12            66,852         24,995        39,075         61,439
      13            74,395         26,200        42,762         70,294
      14            82,314         27,185        46,456         80,020
      15            90,630         27,923        50,141         90,717
      20           138,877         26,763        67,616        163,928
      25           200,454         13,007        80,534        290,250
      30           279,043           -           81,248        498,157



                                         Surrender Value (2)
                                    Assuming Hypothetical Gross
                                     Annual Investment Return of
                               --------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200          $ 65          $ 257          $ 450
       2             8,610          1,202         1,754          2,331
       3            13,241          3,719         4,804          5,982
       4            18,103          6,123         7,912          9,935
       5            23,208          8,409        11,077         14,217
       6            28,568         10,765        14,487         19,051
       7            34,196         13,183        18,135         24,466
       8            40,106         15,647        22,008         30,490
       9            46,312         18,146        26,095         37,157
      10            52,827         20,808        30,587         44,800
      11            59,669         23,588        35,409         53,363
      12            66,852         24,995        39,075         61,439
      13            74,395         26,200        42,762         70,294
      14            82,314         27,185        46,456         80,020
      15            90,630         27,923        50,141         90,717
      20           138,877         26,763        67,616        163,928
      25           200,454         13,007        80,534        290,250
      30           279,043           -           81,248        498,157


(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                            ASSUMING CURRENT CHARGES
                                  (All States)
Illustration 3                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 2
-------------------------------------------------------------------------------


                                             Death Benefit (2)
                                     Assuming Hypothetical Gross
                                      Annual Investment Return of
                               ---------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200     $ 252,950     $ 253,149      $ 253,349
       2             8,610       255,816       256,398        257,005
       3            13,241       258,571       259,720        260,965
       4            18,103       261,240       263,141        265,286
       5            23,208       263,823       266,666        270,003
       6            28,568       266,314       270,289        275,147
       7            34,196       268,711       274,011        280,757
       8            40,106       270,997       277,819        286,862
       9            46,312       273,159       281,697        293,494
      10            52,827       275,351       285,869        301,018
      11            59,669       277,522       290,247        309,363
      12            66,852       279,612       294,780        318,550
      13            74,395       281,633       299,483        328,678
      14            82,314       283,608       304,390        339,875
      15            90,630       285,455       309,423        352,166
      20           138,877       292,093       335,916        433,769
      25           200,454       293,024       363,293        562,893
      30           279,043       282,933       385,298        763,869



                                             Accumulated Value (2)
                                        Assuming Hypothetical Gross
                                         Annual Investment Return of
                               ------------------------------------------

    End of      Accumulated        0%            6%            12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200        $ 2,950       $ 3,149        $ 3,349
       2             8,610          5,816         6,398          7,005
       3            13,241          8,571         9,720         10,965
       4            18,103         11,240        13,141         15,286
       5            23,208         13,823        16,666         20,003
       6            28,568         16,314        20,289         25,147
       7            34,196         18,711        24,011         30,757
       8            40,106         20,997        27,819         36,862
       9            46,312         23,159        31,697         43,494
      10            52,827         25,351        35,869         51,018
      11            59,669         27,522        40,247         59,363
      12            66,852         29,612        44,780         68,550
      13            74,395         31,633        49,483         78,678
      14            82,314         33,608        54,390         89,875
      15            90,630         35,455        59,423        102,166
      20           138,877         42,093        85,916        183,769
      25           200,454         43,024       113,293        312,893
      30           279,043         32,933       135,298        513,869


                                          Surrender Value (2)
                                     Assuming Hypothetical Gross
                                      Annual Investment Return of
                               -----------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200         $ 310         $ 509          $ 709
       2             8,610          1,686         2,268          2,874
       3            13,241          4,440         5,589          6,834
       4            18,103          7,109         9,011         11,156
       5            23,208          9,692        12,535         15,872
       6            28,568         12,380        16,355         21,213
       7            34,196         15,170        20,471         27,217
       8            40,106         18,047        24,868         33,912
       9            46,312         20,995        29,533         41,330
      10            52,827         24,171        34,688         49,838
      11            59,669         27,522        40,247         59,363
      12            66,852         29,612        44,780         68,550
      13            74,395         31,633        49,483         78,678
      14            82,314         33,608        54,390         89,875
      15            90,630         35,455        59,423        102,166
      20           138,877         42,093        85,916        183,769
      25           200,454         43,024       113,293        312,893
      30           279,043         32,933       135,298        513,869


(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                            (All States Except Texas)
Illustration 4                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 2
-------------------------------------------------------------------------------
                                             Death Benefit (2)
                                     Assuming Hypothetical Gross
                                      Annual Investment Return of
                               --------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1          $ 4,200      $ 252,694     $ 252,885      $ 253,077
       2            8,610        255,299       255,849        256,422
       3           13,241        257,784       258,858        260,026
       4           18,103        260,141       261,908        263,906
       5           23,208        262,367       264,992        268,082
       6           28,568        264,451       268,099        272,572
       7           34,196        266,381       271,215        277,390
       8           40,106        268,143       274,321        282,552
       9           46,312        269,720       277,398        288,072
      10           52,827        271,235       280,622        294,247
      11           59,669        272,642       283,910        300,998
      12           66,852        273,823       287,141        308,254
      13           74,395        274,770       290,298        316,058
      14           82,314        275,461       293,354        324,441
      15           90,630        275,865       296,269        333,432
      20          138,877        272,414       307,076        388,515
      25          200,454        255,875       305,436        462,827
      30          279,043           -          277,953        557,737


                                        Accumulated Value (2)
                                   Assuming Hypothetical Gross
                                    Annual Investment Return of
                               ----------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1          $ 4,200         $ 2,694       $ 2,885        $ 3,077
       2            8,610           5,299         5,849          6,422
       3           13,241           7,784         8,858         10,026
       4           18,103          10,141        11,908         13,906
       5           23,208          12,367        14,992         18,082
       6           28,568          14,451        18,099         22,572
       7           34,196          16,381        21,215         27,390
       8           40,106          18,143        24,321         32,552
       9           46,312          19,720        27,398         38,072
      10           52,827          21,235        30,622         44,247
      11           59,669          22,642        33,910         50,998
      12           66,852          23,823        37,141         58,254
      13           74,395          24,770        40,298         66,058
      14           82,314          25,461        43,354         74,441
      15           90,630          25,865        46,269         83,432
      20          138,877          22,414        57,076       138,515
      25          200,454           5,875        55,436       212,827
      30          279,043            -           27,953       307,737


                                          Surrender Value (2)
                                     Assuming Hypothetical Gross
                                      Annual Investment Return of
                               ----------------------------------------
    End of      Accumulated         0%           6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   -----------
       1          $ 4,200          $ 54         $ 245          $ 437
       2            8,610         1,169         1,718          2,291
       3           13,241         3,653         4,728          5,895
       4           18,103         6,010         7,778          9,775
       5           23,208         8,236        10,862         13,951
       6           28,568        10,517        14,165         18,637
       7           34,196        12,841        17,674         23,850
       8           40,106        15,193        21,371         29,602
       9           46,312        17,556        25,234         35,908
      10           52,827        20,055        29,442         43,067
      11           59,669        22,642        33,910         50,998
      12           66,852        23,823        37,141         58,254
      13           74,395        24,770        40,298         66,058
      14           82,314        25,461        43,354         74,441
      15           90,630        25,865        46,269         83,432
      20          138,877        22,414        57,076        138,515
      25          200,454         5,875        55,436        212,827
      30          279,043           -          27,953        307,737


(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                                  (Texas Only)
Illustration 5                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 1
-------------------------------------------------------------------------------
                                            Death Benefit (2)
                                    Assuming Hypothetical Gross
                                     Annual Investment Return of
                               ---------------------------------------------

    End of      Accumulated        0%            6%            12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200     $ 250,000     $ 250,000      $ 250,000
       2             8,610       250,000       250,000        250,000
       3            13,241       250,000       250,000        250,000
       4            18,103       250,000       250,000        250,000
       5            23,208       250,000       250,000        250,000
       6            28,568       250,000       250,000        250,000
       7            34,196       250,000       250,000        250,000
       8            40,106       250,000       250,000        250,000
       9            46,312       250,000       250,000        250,000
      10            52,827       250,000       250,000        250,000
      11            59,669       250,000       250,000        250,000
      12            66,852       250,000       250,000        250,000
      13            74,395       250,000       250,000        250,000
      14            82,314       250,000       250,000        250,000
      15            90,630       250,000       250,000        250,000
      20           138,877       250,000       250,000        250,000
      25           200,454       250,000       250,000        336,746
      30           279,043          -          250,000        533,158


                                                Accumulated Value (2)
                                           Assuming Hypothetical Gross
                                            Annual Investment Return of
                               -------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200        $ 2,705       $ 2,897        $ 3,090
       2             8,610          5,332         5,885          6,462
       3            13,241          7,850         8,935         10,113
       4            18,103         10,253        12,043         14,066
       5            23,208         12,540        15,207         18,348
       6            28,568         14,700        18,421         22,985
       7            34,196         16,723        21,675         28,007
       8            40,106         18,598        24,959         33,441
       9            46,312         20,309        28,259         39,321
      10            52,827         21,988        31,767         45,980
      11            59,669         23,588        35,409         53,363
      12            66,852         24,995        39,075         61,439
      13            74,395         26,200        42,762         70,294
      14            82,314         27,185        46,456         80,020
      15            90,630         27,925        50,143         90,719
      20           138,877         26,785        67,637        163,945
      25           200,454         13,104        80,628        290,298
      30           279,043            -          81,575        498,278



                                            Surrender Value (2)
                                       Assuming Hypothetical Gross
                                        Annual Investment Return of
                               ------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1           $ 4,200          $ 65         $ 257          $ 450
       2             8,610          1,202         1,754          2,331
       3            13,241          3,719         4,804          5,982
       4            18,103          6,123         7,912          9,935
       5            23,208          8,409        11,077         14,217
       6            28,568         10,765        14,487         19,051
       7            34,196         13,183        18,135         24,466
       8            40,106         15,647        22,008         30,490
       9            46,312         18,146        26,095         37,157
      10            52,827         20,808        30,587         44,800
      11            59,669         23,588        35,409         53,363
      12            66,852         24,995        39,075         61,439
      13            74,395         26,200        42,762         70,294
      14            82,314         27,185        46,456         80,020
      15            90,630         27,925        50,143         90,719
      20           138,877         26,785        67,637        163,945
      25           200,454         13,104        80,628        290,298
      30           279,043           -           81,575        498,278


(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                        PRINCIPAL LIFE INSURANCE COMPANY
                                  PRINFLEX LIFE
                        MALE AGE 45 PREFERRED NON-SMOKER
                           ASSUMING GUARANTEED CHARGES
                                  (Texas Only)
Illustration 6                                     Initial Face Amount $250,000
PLANNED PREMIUM $4,000                                   Death Benefit Option 2
-------------------------------------------------------------------------------
                                             Death Benefit (2)
                                     Assuming Hypothetical Gross
                                      Annual Investment Return of
                               --------------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1         $ 4,200       $ 252,694     $ 252,885      $ 253,077
       2           8,610         255,299       255,849        256,422
       3          13,241         257,784       258,858        260,026
       4          18,103         260,141       261,908        263,906
       5          23,208         262,367       264,992        268,082
       6          28,568         264,451       268,099        272,572
       7          34,196         266,381       271,215        277,390
       8          40,106         268,143       274,321        282,552
       9          46,312         269,720       277,398        288,072
      10          52,827         271,235       280,622        294,247
      11          59,669         272,642       283,910        300,998
      12          66,852         273,823       287,141        308,254
      13          74,395         274,770       290,298        316,058
      14          82,314         275,461       293,354        324,441
      15          90,630         275,868       296,272        333,435
      20         138,877         272,439       307,104        388,547
      25         200,454         255,973       305,557        462,978
      30         279,043            -          278,345        558,261


                                           Accumulated Value (2)
                                      Assuming Hypothetical Gross
                                       Annual Investment Return of
                               ------------------------------------------

    End of      Accumulated        0%            6%            12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   ------------   -----------   ------------
       1         $ 4,200         $ 2,694       $ 2,885        $ 3,077
       2           8,610           5,299         5,849          6,422
       3          13,241           7,784         8,858         10,026
       4          18,103          10,141        11,908         13,906
       5          23,208          12,367        14,992         18,082
       6          28,568          14,451        18,099         22,572
       7          34,196          16,381        21,215         27,390
       8          40,106          18,143        24,321         32,552
       9          46,312          19,720        27,398         38,072
      10          52,827          21,235        30,622         44,247
      11          59,669          22,642        33,910         50,998
      12          66,852          23,823        37,141         58,254
      13          74,395          24,770        40,298         66,058
      14          82,314          25,461        43,354         74,441
      15          90,630          25,868        46,272         83,435
      20         138,877          22,439        57,104        138,547
      25         200,454           5,973        55,557        212,978
      30         279,043             -          28,345        308,261



                                            Surrender Value (2)
                                       Assuming Hypothetical Gross
                                        Annual Investment Return of
                               -----------------------------------------

    End of      Accumulated        0%            6%             12%
     Year       Premiums (1)   (-.93% Net)   (5.07% Net)   (11.07% Net)
     ----       ------------   -----------   -----------   ------------
       1         $ 4,200            $ 54         $ 245          $ 437
       2           8,610            1,169         1,718          2,291
       3          13,241            3,653         4,728          5,895
       4          18,103            6,010         7,778          9,775
       5          23,208            8,236        10,862         13,951
       6          28,568           10,517        14,165         18,637
       7          34,196           12,841        17,674         23,850
       8          40,106           15,193        21,371         29,602
       9          46,312           17,556        25,234         35,908
      10          52,827           20,055        29,442         43,067
      11          59,669           22,642        33,910         50,998
      12          66,852           23,823        37,141         58,254
      13          74,395           24,770        40,298         66,058
      14          82,314           25,461        43,354         74,441
      15          90,630           25,868        46,272         83,435
      20         138,877           22,439        57,104        138,547
      25         200,454            5,973        55,557        212,978
      30         279,043             -           28,345        308,261


(1) Assumes net interest of 5% compounded annually.

(2) Assumes no policy loan has been made.

The death benefit, accumulated value and surrender value will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, accumulated value and surrender value for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefit, accumulated value and surrender value for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the separate account and the different rates or return of the Fund portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 6% or 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.





                                                              APPENDIX B

                                                            TARGET PREMIUMS
                                                     ANNUAL PER $1,000 FACE AMOUNT
                                                         NONSMOKER AND SMOKER

  Age*            Male             Female          Unisex           Age*             Male             Female            Unisex

    0           $  3.50          $   2.83         $  3.41             43          $   12.91          $  10.82          $   12.64
    1              3.50              2.83            3.41             44              13.59             11.36              13.30
    2              3.50              2.83            3.41             45              14.31             11.93              14.00
    3              3.50              2.83            3.41             46              15.09             12.53              14.76
    4              3.50              2.83            3.41             47              15.90             13.16              15.54
    5              3.50              2.83            3.41             48              16.77             13.83              16.39
    6              3.50              2.83            3.41             49              17.70             14.54              17.29
    7              3.50              2.83            3.41             50              18.68             15.30              18.24
    8              3.50              2.83            3.41             51              19.74             16.10              19.27
    9              3.50              2.83            3.41             52              20.86             16.94              20.35
   10              3.50              2.83            3.41             53              22.05             17.85              21.50
   11              3.65              2.91            3.55             54              23.32             18.80              22.73
   12              3.80              3.00            3.70             55              24.67             19.82              24.04
   13              3.95              3.08            3.84             56              26.11             20.90              25.43
   14              4.10              3.17            3.98             57              27.65             22.05              26.92
   15              4.25              3.25            4.12             58              29.30             23.29              28.52
   16              4.62              3.63            4.49             59              31.05             24.62              30.21
   17              4.99              4.00            4.86             60              32.93             26.06              32.04
   18              5.36              4.38            5.23             61              34.94             27.60              33.99
   19              5.73              4.75            5.60             62              37.10             29.26              36.08
   20              6.10              5.13            5.97             63              39.40             31.06              38.32
   21              6.11              5.16            5.99             64              41.86             32.97              40.70
   22              6.12              5.20            6.00             65              44.48             35.02              43.25
   23              6.13              5.23            6.01             66              47.29             37.21              45.98
   24              6.14              5.27            6.03             67              50.30             39.58              48.91
   25              6.15              5.30            6.04             68              53.52             42.14              52.04
   26              6.29              5.42            6.18             69              56.98             44.93              55.41
   27              6.43              5.54            6.31             70              60.71             47.98              59.06
   28              6.57              5.65            6.45             71              64.73             51.30              62.98
   29              6.71              5.77            6.59             72              69.02             54.93              67.19
   30              6.85              5.89            6.73             73              73.62             58.86              71.70
   31              7.17              6.16            7.04             74              78.48             63.12              76.48
   32              7.51              6.44            7.37             75              83.65             67.71              81.58
   33              7.87              6.74            7.72             76              87.41             71.10              85.29
   34              8.26              7.06            8.10             77              91.34             74.66              89.17
   35              8.66              7.40            8.50             78              95.45             78.39              93.23
   36              9.10              7.76            8.93             79              99.75             82.31              97.48
   37              9.55              8.13            9.37             80             104.24             86.43             101.92
   38             10.03              8.53            9.84             81             112.06             94.21             109.74
   39             10.54              8.94           10.33             82             120.46            102.69             118.15
   40             11.09              9.38           10.87             83             129.49            111.93             127.21
   41             11.66              9.83           11.42             84             139.20            122.00             136.96
   42             12.26             10.32           12.01             85             149.64            132.98             147.47

  *  Last Birthday

                          PART II. OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter adopted under the authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter had been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT



This registration statement comprises the following papers and documents:

     The facing sheet;

     The prospectus, consisting of 116 pages;

     The undertaking to file reports;

     The undertaking pursuant to Rule 484;

     Representations  pursuant  to Section 26 of the  Investment  Company Act of
          1940;

     The signatures;

     Written consents of the following persons:

          G.R. Narber, Esq.(Filed January 8, 1996)

     The following exhibits:

1.             Copies  of  all   exhibits   required  by   paragraph  A  of  the
               instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:

1.A(1) Resolution of Executive Committee of Board of Directors of Principal Life Insurance Company establishing the Variable Life Separate Account.(*Filed January 8, 1996)

1.A(3)(a)      Distribution Agreement between Princor Financial Services
               Corporation and Principal Life Insurance Company.
               (*Filed January 8, 1996)

1.A(3)(a)(i)   Form of Selling Agreement. (@Filed December 19, 1997)

1.A(3)(b)      Registered Representative Agreement.(*Filed January 8, 1996)

1.A(3)(c)      Schedule of sales commissions.(*Filed January 8, 1996)

1.A(5)(a)      Form of PrinFlex Life Insurance Policy.(**Filed June 5, 1996)

1.A(5)(a)(i)   Cost of Living Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(ii)  Waiver of Monthly Policy Charge Rider.(**Filed June 5, 1996)

1.A(5)(a)(iii) Waiver of Specified Premium Rider.(**Filed June 5, 1996)

1.A(5)(a)(iv)  Accidental Death Benefit Rider.(*Filed January 8, 1996)

1.A(5)(a)(v)   Children Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(a)(vi)  Spouse Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(a)(vii) Change of Insured Rider.(**Filed June 5, 1996)

1.A(5)(a)(viii)Death Benefit Guarantee Rider.(**Filed June 5, 1996)

1.A(5)(a)(ix)  Salary Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(x)   Extra Protection Increase Rider.(**Filed June 5, 1996)

1.A(5)(a)(xi)  Accounting Benefits Rider.(*Filed January 8, 1996)

1.A(5)(a)(xii) Extended Coverage Rider.(*Filed June 5, 1996)

1.A(5)(a)(xiii)Accelerated Benefits Rider.(*Filed January 8, 1996)

1.A(5)(b)      Form of PrinFlex Life Insurance Policy - Unisex Version.
               (**Filed June 5, 1996)

1.A(5)(b)(i)   Accidental Death Benefit Rider.(**Filed January 8, 1996)

1.A(5)(b)(ii)  Children Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(b)(iii) Spouse Term Insurance Rider.(**Filed June 5, 1996)

1.A(5)(b)(iv)  Change of Insured Rider.(**Filed June 5, 1996)

1.A(5)(b)(v)   Death Benefit Guarantee Rider.(**Filed June 5, 1996)

1.A(6)(a)      Articles of Incorporation, as Amended of Principal Life
               Insurance Company.@@

1.A(6)(b)      By-laws of Principal Life Insurance Company.@@

1.A(10)        Form of Application for PrinFlex Life Insurance Policy.
               (*Filed January 8, 1996)@@

1.A(10)(b)     Form of Supplemental Application for PrinFlex Life Insurance
               Policy.(**Filed June 5, 1996)

2. Opinion and consent of G.R. Narber, Senior Vice President and General Counsel of Principal Life Insurance Company.
               (*Filed January 8, 1996)

3. No financial statements will be omitted from the prospectus pursuant to Instruction 1(b) or (c) or Part I.

4.             Not applicable.

5.             Not applicable.

6.             Consent of Ernst & Young LLP.+++

7. Description of Issuance, Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii).(***Filed October 23, 1996)

8.             Powers of Attorney of Directors of Principal  Life
               Insurance Company.(*, ***, +, ++, =)

9.             Opinion and consent of Lisa Butterbaugh, Associate Actuary.+++


---------------------------
  * Filed by Initial Filing.
 ** Filed by Amendment No. 1.
*** Filed by Amendment No. 2.
  @ Filed by Amendment No. 3.
+   Filed by Amendment No. 6.
++  Filed by Amendment No. 7.
@@  Filed by Amendment No. 8.
=   Filed by Amendment No. 9.
+++ Filed by Amendment No. 11.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 25th day of April, 2001



                          PRINCIPAL LIFE INSURANCE COMPANY
                          VARIABLE LIFE SEPARATE ACCOUNT
                                      (Registrant)


                          By:  PRINCIPAL LIFE INSURANCE COMPANY
                                      (Depositor)


                                  /s/ D. J. Drury
                          By ______________________________________________
                             D. J. Drury
                             Chairman

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   April 25, 2001
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             April 25, 2001
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    April 25, 2001
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 25, 2001
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 25, 2001
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       April 25, 2001
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       April 25, 2001
--------------------
J. B. Griswell


  (C. S. Johnson)*             Director                       April 25, 2001
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 25, 2001
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       April 25, 2001
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       April 25, 2001
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 25, 2001
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 25, 2001
--------------------
F. F. Pena


  (J. R. Price)*               Director                       April 25, 2001
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       April 25, 2001
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 25, 2001
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       April 25, 2001
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein

                                    EXHIBITS

                                  EXHIBIT INDEX


                                                                                            Page Number in
                                                                                         Sequential Numbering
Exhibit No.                          Description                                      Where Exhibit Can Be Found

  1.A(1)                             Resolution of Executive Committee                             *
                                     of Board of Directors of Depositor
                                     establishing Variable Life Separate
                                     Account.

  1.A(3)(a)                          Distribution Agreement Between                                *
                                     Depositor and Principal Underwriter.

  1.A(3)(a)(i)                       Form of Selling Agreement.                                    *

  1.A(3)(b)                          Registered Representative Agreement.                          *

  1.A(3)(c)                          Schedule of Sales Commissions.                                *

  1.A(5)(a)                          PrinFlex Life Policy.                                         *

  1.A(5)(a)(i)                       Cost of Living Increase Rider.                                *

  1.A(5)(a)(ii)                      Waiver of Monthly Policy Charge Rider.                        *

  1.A(5)(a)(iii)                     Waiver of Specified Premium Rider.                            *

  1.A(5)(a)(iv)                      Accidental Death Benefit Rider.                               *

  1.A(5)(a)(v)                       Children Term Insurance Rider.                                *

  1.A(5)(a)(vi)                      Spouse Term Insurance Rider.                                  *

  1.A(5)(a)(vii)                     Change of Insured Rider.                                      *

  1.A(5)(a)(viii)                    Death Benefit Guarantee Rider.                                *

  1.A(5)(a)(ix)                      Salary Increase Rider.                                        *

  1.A(5)(a)(x)                       Extra Protection Increase Rider.                              *

  1.A(5)(a)(xi)                      Accounting Benefits Rider.                                    *

  1.A(5)(a)(xii)                     Extended Coverage Rider.                                      *

  1.A(5)(a)(xiii)                    Accelerated Benefits Rider.                                   *

  1.A(5)(b)                          PrinFlex Life Policy - Unisex Version.                        *

  1.A(5)(b)(i)                       Accidental Death Benefit Rider.                               *

  1.A(5)(b)(ii)                      Children Term Insurance Rider.                                *

  1.A(5)(b)(iii)                     Spouse Term Insurance Rider.                                  *

  1.A(5)(b)(iv)                      Change of Insured Rider.                                      *

  1.A(5)(b)(v)                       Death Benefit Guarantee Rider.                                *

  1.A(6)(a)                          Articles of Incorporation, as Amended,                        *
                                     of Depositor.

  1.A(6)(b)                          By-laws of Depositor.                                         *

  1.A(10)                            Form of Application for the PrinFlex                          *
                                     Life Policy.

  1.A(10)(a)                         Form or Supplemental Application                              *
                                     For the PrinFlex Life Policy.

  2                                  Opinion and consent of G.R. Narber,                           *
                                     Senior Vice President and General
                                     Counsel.

  6                                  Consent of Ernst & Young LLP                                  14

  7                                  Description of Issuance, Transfer and Redemption              *
                                     Procedurespursuant to Rule 6e-3(T)(b)(12(iii).

  8                                  Powers of Attorney of Directors of                            *
                                     Principal Life Insurance Company.

  9                                  Opinion and consent of Lisa Butterbaugh,                      16
                                     Associate Actuary.


*  Previously filed.